================================================================================
                                  ANNUAL REPORT
================================================================================

          1997
          1997
          1997
          1997
          1997


                                   Smith Barney
                                   Government
                                   Securities
                                   Fund
                                   ------------------------------
                                   December 31, 1997


                            [LOGO] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.

=======================================
Smith Barney Government Securities Fund
=======================================

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Government Securities Fund ("Fund") for the year ended December 31, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance can be found in the appropriate sections that follow.

Performance Update

For the year ended December 31, 1997, the Fund's Class A shares posted a total return of 11.23%, which was above its Lipper Analytical Services, Inc. peer group total return average of 8.84%. (Lipper is an independent fund-tracking organization.) Moreover, over the past twelve months, the Fund distributed income dividends totalling $0.60 for Class A shares.

Investment Strategy

The Fund seeks high current return by investing primarily in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. Our investment style emphasizes total return. We are concerned about income from the standpoint of paying dividends to shareholders, but our overriding concern is doing what's right for shareholders in the context of current market conditions. For example, if interest rates are going lower, we are not going to defy the market and buy high-income coupon securities that typically do not perform well when interest rates are going down. Rather, we would buy securities that reflect a lower interest-rate environment.

In the first four months of the reporting period, we emphasized mortgage-backed securities in the Fund. However, as the year unfolded, U.S. Treasurys became our primary focus. In addition, in the last six weeks of the year, approximately 55% of the Fund was invested in Treasurys and about 45% was in mortgage-backed securities.

Market Update and Outlook

In our view, one of the most important events for the market in 1997 was the widely publicized currency and economic turmoil in Asia, specifically in Korea, Japan and Indonesia. As these currencies were devalued, the U.S. dollar was clearly a beneficiary. Other notable events during the reporting period include:

     o As a result of the unexpected strength in the U.S. economy, the Federal Reserve Board ("Fed") raised the federal funds rate by 25 basis points, or 0.25%, at its March 1997 meeting. (The federal-funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of the direction of interest rates.)

     o The not-so-successful introduction of inflation-indexed bonds by the U.S. Treasury.

     o The drastic reduction in the U.S. budget deficit. According to the latest report by the Congressional Budget Office, the deficit will go down to $5 billion in fiscal 1998 and may actually run annual surpluses in 2001, if present policies continue.

     o    As a result of lower rates, mortgage refinancing has increased.

     o The drive toward the European Monetary Union continues to be on target for 1999.

As you can see from the chart below, interest rates declined during the year.

                           Yields from U.S. Treasurys

                                            12/31/97        12/31/96
                                            --------        --------
         2 Year U.S. Treasury Note           5.642%          5.868%
         3 Year U.S. Treasury Note           5.669           6.010
         5 Year U.S. Treasury Note           5.705           6.206
         10 Year U.S. Treasury Bond          5.741           6.418
         30 Year U.S. Treasury Bond          5.924           6.641

Looking ahead to 1998, we anticipate the following events to have an impact on the bond market:

     o The turmoil in Asia may end up being worse than what is being reported. Therefore, the troubles in Asia will depress U.S. economic activity even more than current consensus expectations.

     o The Fed will probably ease monetary policy and lower rates. In fact, several Fed Governors have recently shifted to a more "dovish" view regarding interest rates.

     o Interest rates will be lower and the yield on the 30 Year U.S. Treasury bond should trend toward 5 1/2%.

Moderate economic growth, combined with historically low inflation and the threat of financial and economic turmoil in Southeast Asia, should provide more than enough ammunition for rates to go lower. While non-believers would suggest rates are too low, there is no compelling evidence to warrant a reversal of the present trend. High real rates, a lesser supply of U.S. Treasurys and a strong dollar are just some of the reasons why we remain bullish on bonds.

In closing, thank you for investing in the Smith Barney Government Securities Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,




/s/ Heath B. McLendon                    /s/ James E. Conroy

Heath B. McLendon                        James E. Conroy
Chairman                                 Vice President and
                                         Investment Officer

January 22, 1998

====================================================================================================
Historical Performance -- Class A Shares
====================================================================================================

                      Net Asset Value
                   ---------------------
Year               Beginning       End         Income      Capital Gain      Return         Total
Ended               of Year      of Year      Dividends    Distributions    of Capital    Returns(1)
====================================================================================================
12/31/97           $ 9.34        $ 9.75        $0.60          $0.00           $0.00        11.23%
----------------------------------------------------------------------------------------------------
12/31/96             9.77          9.34         0.59           0.00            0.01         1.96
----------------------------------------------------------------------------------------------------
12/31/95             9.17          9.77         0.69           0.00            0.00        14.50
----------------------------------------------------------------------------------------------------
12/31/94            10.01          9.17         0.49           0.00            0.07        (2.76)
----------------------------------------------------------------------------------------------------
12/31/93             9.69         10.01         0.72           0.00            0.00        10.87
----------------------------------------------------------------------------------------------------
Inception* -
  12/31/92           9.56          9.69         0.08           0.00            0.02         2.41+
====================================================================================================
Total                                          $3.17          $0.00           $0.10
====================================================================================================

====================================================================================================
Historical Performance -- Class B Shares
====================================================================================================

                      Net Asset Value
                   ---------------------
Year               Beginning       End         Income      Capital Gain      Return         Total
Ended               of Year      of Year      Dividends    Distributions    of Capital    Returns(1)
====================================================================================================
12/31/97           $ 9.38        $ 9.79        $0.57          $0.00           $0.00        10.82%
----------------------------------------------------------------------------------------------------
12/31/96             9.81          9.38         0.54           0.00            0.01         1.42
----------------------------------------------------------------------------------------------------
12/31/95             9.17          9.81         0.60           0.00            0.00        13.87
----------------------------------------------------------------------------------------------------
12/31/94            10.01          9.17         0.45           0.00            0.07        (3.25)
----------------------------------------------------------------------------------------------------
12/31/93             9.68         10.01         0.67           0.00            0.00        10.45
----------------------------------------------------------------------------------------------------
12/31/92             9.81          9.68         0.53           0.00            0.11         5.45
----------------------------------------------------------------------------------------------------
12/31/91             9.11          9.81         0.63           0.00            0.08        16.28
----------------------------------------------------------------------------------------------------
12/31/90             9.25          9.11         0.68           0.00            0.06         6.99
----------------------------------------------------------------------------------------------------
12/31/89             8.75          9.25         0.70           0.00            0.03        14.58
----------------------------------------------------------------------------------------------------
12/31/88             8.90          8.75         0.74           0.00            0.00         6.75
====================================================================================================
Total                                          $6.11          $0.00           $0.36
====================================================================================================

====================================================================================================
Historical Performance -- Class C Shares
====================================================================================================

                      Net Asset Value
                   ---------------------
Year               Beginning       End         Income      Capital Gain      Return         Total
Ended               of Year      of Year      Dividends    Distributions    of Capital    Returns(1)
====================================================================================================
12/31/97           $ 9.38        $ 9.78        $0.57          $0.00           $0.00        10.75%
----------------------------------------------------------------------------------------------------
12/31/96             9.81          9.38         0.55           0.00            0.01         1.47
----------------------------------------------------------------------------------------------------
12/31/95             9.17          9.81         0.61           0.00            0.00        13.93
----------------------------------------------------------------------------------------------------
12/31/94            10.01          9.17         0.45           0.00            0.07        (3.25)
----------------------------------------------------------------------------------------------------
Inception* -
  12/31/93           9.90         10.01         0.61           0.00            0.00         7.36+
====================================================================================================
Total                                          $2.79          $0.00           $0.08
====================================================================================================

====================================================================================================
Historical Performance -- Class Y Shares
====================================================================================================

                       Net Asset Value
                   ---------------------
Year               Beginning       End         Income      Capital Gain      Return         Total
Ended               of Year      of Year      Dividends    Distributions    of Capital    Returns(1)
====================================================================================================
12/31/97           $9.34         $9.76         $0.63          $0.00           $0.00        11.73%
----------------------------------------------------------------------------------------------------
Inception* -
 12/31/96           9.71          9.34          0.56           0.00            0.01         2.30+
====================================================================================================
Total                                          $1.19          $0.00           $0.01
====================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


================================================================================
Average Total Return
================================================================================

                                             Without Sales Charge(1)
                                ------------------------------------------------
                                  Class A      Class B     Class C      Class Y
================================================================================
Year Ended 12/31/97               11.23%      10.82%       10.75%      11.73%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97          6.98        6.48          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/97            N/A        8.19          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 12/31/97        7.26        8.23         6.04        7.26
================================================================================

                                              With Sales Charge(2)
                                 -----------------------------------------------
                                  Class A      Class B     Class C      Class Y
================================================================================
Year Ended 12/31/97                6.23%       6.32%        9.75%      11.73%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97          5.99        6.32          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/97            N/A        8.19          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 12/31/97        6.31        8.31         6.04        7.26
================================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                  Without Sales Charge(1)
================================================================================
Class A (Inception* through 12/31/97)                      43.49%
--------------------------------------------------------------------------------
Class B (12/31/87 through 12/31/97)                       119.62
--------------------------------------------------------------------------------
Class C (Inception* through 12/31/97)                      33.35
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/97)                      14.30
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, C and Y shares are November 6, 1992, March 20, 1984, February 4, 1993, and February 7, 1996, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

================================================================================
Historical Performance (unaudited)
================================================================================

                 Growth of $10,000 Invested in Class B Shares of
                   the Smith Barney Government Securities Fund
                    vs. Lehman Brothers Government Bond Index
             and Lipper General U.S. Government Peer Group Average+

--------------------------------------------------------------------------------
                         December 1987 -- December 1997

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                     Smith Barney             Lehman Brothers            Lipper General
                      Government                 Government              U.S. Government
                    Securities Fund              Bond Index            Peer Group Average
                    ---------------              ----------            ------------------
12/87                    $10,000                   $10,000                   $10,000
12/88                    $10,282                   $10,703                   $10,666
12/89                    $11,932                   $12,226                   $11,987
12/90                    $12,887                   $13,291                   $12,952
12/91                    $15,018                   $15,326                   $14,839
12/92                    $16,047                   $16,433                   $15,781
12/93                    $17,724                   $18,185                   $17,245
12/94                    $17,160                   $17,570                   $16,484
12/95                    $19,091                   $20,792                   $19,419
12/96                    $19,818                   $21,369                   $19,750
12/97                    $21,962                   $23,418                   $21,512




+ Hypothetical illustration of $10,000 invested in Class B shares on December 31, 1987, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1997. The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. Government and its agencies and has an average maturity of approximately nine years. The Lipper General U.S. Government Peer Group Average is composed of the Fund's peer group of 186 mutual funds investing in U.S. Government securities as of December 31, 1997. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

================================================================================
Portfolio Highlights (unaudited)                               December 31, 1997
================================================================================


Portfolio Breakdown

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


          Mortgage-Backed Securities                   45.0%
          U.S. Government and Agency Obligations       55.0%





U.S. Government and Agency Obligations are obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities and include such instruments as Treasury notes, bills and bonds.

Mortgage-Backed Securities are debt securities issued by the U.S. Government agencies such as the Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Government National Mortgage Association (GNMA). They represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.

================================================================================
Schedule of Investments                                        December 31, 1997
================================================================================

   FACE
   AMOUNT                          SECURITY                            VALUE
================================================================================
MORTGAGE-BACKED SECURITIES -- 45.0%
$        772   FNMA 30 Year, 8.000% due 6/1/07                     $        800
     120,379   GNMA 30 Year, 11.000% due 10/15/10+                      134,863
      27,755   GNMA 30 Year, 10.000% due 3/15/16                         30,253
      61,383   GNMA 30 Year, 10.500% due 3/15/16                         67,522
  82,628,718   GNMA 30 Year, 9.000% due 12/15/17++                   89,677,775
     241,991   GNMA 30 Year, 9.500% due 5/15/20+                        261,956
   2,840,338   GNMA 30 Year, 8.000% due 6/15/26                       2,946,851
  20,793,493   GNMA 30 Year, 7.000% due 12/15/27                     20,975,437
 139,000,000   GNMA 30 Year, 7.000% due 12/15/25#                   140,216,250
--------------------------------------------------------------------------------
               TOTAL MORTGAGE-BACKED SECURITIES
               (Cost -- $246,650,377)                               254,311,707
================================================================================
 U. S. GOVERNMENT AND AGENCY OBLIGATIONS -- 55.0%
 147,000,000   U.S. Treasury Notes, 5.75% due 11/15/00++            147,255,780
 125,000,000   U.S. Treasury Strips, zero coupon due 11/15/04        84,676,250
 214,000,000   U.S. Treasury Strips, zero coupon due 11/15/21++      51,086,670
 100,750,000   FNMA Strips, zero coupon due 10/9/19++                27,568,222
--------------------------------------------------------------------------------
               TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost -- $308,431,087)                               310,586,922
================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost -- $555,081,464*)                             $564,898,629
================================================================================

+ Date shown represents the last in range of maturity dates of mortgage certificates owned.

++ Security has been partially segregated by Custodian for open purchase committments and/or for securities traded on a "to-be-announced" basis.

#    Security is traded on a "to-be-announced" basis (See Note 9).

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

============================================================================================
Statement of Assets and Liabilities                                        December 31, 1997
============================================================================================
ASSETS:
  Investments, at value (Cost -- $555,081,464)                                 $ 564,898,629
  Cash                                                                                42,409
  Receivable for securities sold                                                 412,622,858
  Receivable for Fund shares sold                                                  1,696,644
  Interest receivable                                                              2,327,817
--------------------------------------------------------------------------------------------
  Total Assets                                                                   981,588,357
--------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                               405,794,201
  Payable for Fund shares purchased                                                  692,213
  Investment advisory fees payable                                                   171,655
  Administration fees payable                                                        101,640
  Distribution fees payable                                                           68,167
  Accrued expenses                                                                   143,928
--------------------------------------------------------------------------------------------
  Total Liabilities                                                              406,971,804
--------------------------------------------------------------------------------------------
Total Net Assets                                                               $ 574,616,553
============================================================================================
NET ASSETS:
  Par value of capital shares                                                  $      58,865
  Capital paid in excess of par value                                            620,570,419
  Overdistributed net investment income                                              (15,649)
  Accumulated net realized loss from security transactions, options
    and futures contracts                                                        (55,814,247)
  Net unrealized appreciation of investments                                       9,817,165
--------------------------------------------------------------------------------------------
Total Net Assets                                                               $ 574,616,553
============================================================================================
Shares Outstanding:
  Class A                                                                         37,021,826
  ------------------------------------------------------------------------------------------
  Class B                                                                         10,349,123
  ------------------------------------------------------------------------------------------
  Class C                                                                            236,288
  ------------------------------------------------------------------------------------------
  Class Y                                                                         11,258,233
  ------------------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                                      $ 9.75
  ------------------------------------------------------------------------------------------
  Class B *                                                                           $ 9.79
  ------------------------------------------------------------------------------------------
  Class C **                                                                          $ 9.78
  ------------------------------------------------------------------------------------------
  Class Y (and redemption price)                                                      $ 9.76
  ------------------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
  (net asset value plus 4.71% of net asset value per share)                           $10.21
============================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.



                       See Notes to Financial Statements.

================================================================================
Statement of Operations                     For the Year Ended December 31, 1997
================================================================================
INVESTMENT INCOME:
  Interest                                                         $ 43,427,956
  Less: Interest expense                                             (4,606,360)
-------------------------------------------------------------------------------
  Total Investment Income                                            38,821,596
-------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2)                                   1,900,510
  Distribution fees (Note 2)                                          1,749,252
  Administration fees (Note 2)                                        1,086,006
  Shareholder and system servicing fees                                 384,664
  Shareholder communications                                             89,998
  Registration fees                                                      45,667
  Directors' fees                                                        37,000
  Custody                                                                35,661
  Audit and legal                                                        32,000
  Other                                                                   1,617
-------------------------------------------------------------------------------
  Total Expenses                                                      5,362,375
-------------------------------------------------------------------------------
Net Investment Income                                                33,459,221
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
OPTIONS AND FUTURES CONTRACTS (NOTES 3, 7 AND 8):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)          22,916,249
    Options purchased                                                  (332,188)
    Futures contracts                                                (9,447,803)
-------------------------------------------------------------------------------
  Net Realized Gain                                                  13,136,258
-------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation)
  of Investments:
    Beginning of year                                                (1,447,731)
    End of year                                                       9,817,165
-------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                            11,264,896
-------------------------------------------------------------------------------
Net Gain on Investments, Options and Futures Contracts               24,401,154
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 57,860,375
===============================================================================


                       See Notes to Financial Statements.

=====================================================================================
Statements of Changes in Net Assets                  For the Years Ended December 31,
=====================================================================================

                                                            1997             1996
=====================================================================================
OPERATIONS:
  Net investment income                                $  33,459,221    $  34,087,304
  Net realized gain                                       13,136,258        2,068,882
  Increase (decrease) in net unrealized appreciation      11,264,896      (27,047,512)
-------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                  57,860,375        9,108,674
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                                  (34,333,513)     (34,910,628)
  Capital                                                         --         (592,035)
-------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                        (34,333,513)     (35,502,663)
-------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                        90,813,629       69,365,689
  Net asset value of shares issued for
    reinvestment of dividends                             19,911,054       22,924,466
  Cost of shares reacquired                             (111,201,650)    (125,806,898)
-------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                                 (476,967)     (33,516,743)
-------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                         23,049,895      (59,910,732)
NET ASSETS:
  Beginning of year                                      551,566,658      611,477,390
=====================================================================================
  End of year*                                         $ 574,616,553    $ 551,566,658
=====================================================================================
* Includes overdistributed net investment income of:       $ (15,649)              --
=====================================================================================


                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
================================================================================

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Smith Barney Government Securities Fund ("Portfolio"), a separate investment fund of Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and four other separate investment portfolios: Smith Barney Investment Grade Bond, Smith Barney Special Equities, Smith Barney Managed Growth and Concert Peachtree Growth Funds. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price was reported and U.S. Government and Government Agency obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each portfolio and each class; management fees and general expenses are allocated on the basis of the relative net assets; (h) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $858,643 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
        AGREEMENT AND OTHER TRANSACTIONS

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Portfolio. The Portfolio pays MMC an advisory fee calculated at the following annual rates of average daily net assets: 0.35% up to $2 billion, 0.30% of the next $2 billion, 0.25% of the next $2 billion, 0.20% of the next $2 billion and then 0.15% of the remaining average daily net assets. This fee is calculated daily and paid monthly.

     MMC also acts as the Portfolio's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares. For the year ended December 31, 1997, SB received sales charges of approximately $50,000 on sales of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended December 31, 1997, CDSCs paid to SB were:

                                                            Class A     Class B
================================================================================
CDSCs                                                       $1,000     $180,000
================================================================================

     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.50% and

================================================================================
Notes to Financial Statements (continued)
================================================================================

0.45% of the average daily net assets for each class, respectively. For the year ended December 31, 1997, total Distribution Plan fees incurred were:

                                           Class A          Class B     Class C
================================================================================
Distribution Plan Fees                     $920,147        $816,993     $12,112
================================================================================

     All officers and one Director of the Fund are employees of SB.

     3. INVESTMENTS

     During the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                       $1,496,841,084
--------------------------------------------------------------------------------
Sales                                                            1,495,305,384
================================================================================

     At December 31, 1997, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $10,839,489
Gross unrealized depreciation                                        (1,022,324)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 9,817,165
================================================================================

     4. CAPITAL LOSS CARRYFORWARD

     At December 31, 1997, the Portfolio had, for Federal tax purposes, approximately $55,814,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                                      2002           2003
================================================================================
Capital Loss Carryforward                        $55,619,000       $195,000
================================================================================

     5. REPURCHASE AGREEMENTS

     The Portfolio purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     6. REVERSE REPURCHASE AGREEMENTS

     The Portfolio may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

     During the year ended December 31, 1997, the maximum and average amount of reverse repurchase agreements outstanding were as follows:

================================================================================
Maximum amount outstanding                                        $ 186,150,000
--------------------------------------------------------------------------------
Average amount outstanding                                        $ 118,223,585
================================================================================

     Interest rates on reverse repurchase agreements ranged from 2.41% to 5.30% during the period. Interest expense on reverse repurchase agreements totalled $4,606,360. The Portfolio had no open reverse repurchase agreements at December 31, 1997.

     7. FUTURES CONTRACTS

     Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

     The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

     At December 31, 1997, the Portfolio had no open futures contracts.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     8. OPTIONS CONTRACTS

     Premiums paid when put or call options are purchased by the Portfolio represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

     At December 31, 1997, the Portfolio held no purchase put or call options.

     When a Portfolio writes a covered call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

     The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of a loss if the market price of the underlying security declines.

     During the year ended December 31, 1997, the Portfolio did not write any options.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     9. SECURITIES TRADED ON A WHEN-ISSUED OR
        TO-BE-ANNOUNCED BASIS

     The Portfolio may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

     At December 31, 1997, the Portfolio held one TBA security with a cost of $139,283,703.

     10. LENDING OF PORTFOLIO SECURITIES

     The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Portfolio on securities lending are recorded in interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

     At December 31, 1997, the Portfolio had no securities on loan.

     11. CAPITAL SHARES

     At December 31, 1997, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

     At December 31, 1997, total paid-in capital amounted to the following for each class:

                             Class A        Class B      Class C      Class Y
================================================================================
Total Paid-in Capital     $336,710,943   $175,653,281  $2,248,736   $106,016,324
================================================================================

================================================================================
Notes to Financial Statements (continued)
================================================================================

     Transactions in shares of each class were as follows:

                                          Year Ended                      Year Ended
                                      December 31, 1997               December 31, 1996*
                                  --------------------------      --------------------------
                                    Shares          Amount           Shares        Amount
============================================================================================
Class A
Shares sold                        1,119,519    $  9,991,176       1,535,869    $ 14,470,892
Shares issued on reinvestment      1,638,302      15,427,205       1,868,453      17,348,871
Shares redeemed                   (7,351,627)    (69,285,225)     (8,104,977)    (75,644,753)
--------------------------------------------------------------------------------------------
Net Decrease                      (4,593,806)   $(43,866,844)     (4,700,655)   $(43,824,990)
============================================================================================
Class B
Shares sold                        1,269,883    $ 12,706,909       1,580,979    $ 14,793,615
Shares issued on reinvestment        467,262       4,418,693         590,814       5,515,212
Shares redeemed                   (4,379,419)    (41,471,631)     (5,296,153)    (49,706,247)
--------------------------------------------------------------------------------------------
Net Decrease                      (2,642,274)   $(24,346,029)     (3,124,360)   $(29,397,420)
============================================================================================
Class C
Shares sold                          122,793    $  1,172,773          90,317    $    850,795
Shares issued on reinvestment          6,863          65,156           6,474          60,383
Shares redeemed                      (47,246)       (444,794)        (48,604)       (455,899)
--------------------------------------------------------------------------------------------
Net Increase                          82,410    $    793,135          48,187    $    455,279
============================================================================================
Class Y
Shares sold                        7,012,847    $ 66,942,771       4,245,386    $ 39,250,388
Shares issued on reinvestment             --              --              --              --
Shares redeemed                           --              --              --              --
--------------------------------------------------------------------------------------------
Net Increase                       7,012,847    $ 66,942,771       4,245,386    $ 39,250,388
============================================================================================

* For Class Y shares, transactions are for the period from February 7, 1996 (inception date) to December 31, 1996.

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                        1997            1996            1995(1)           1994           1993(1)
==============================================================================================================
Net Asset Value,
  Beginning of Year                    $9.34           $9.77           $9.17            $10.01           $9.69
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (2)             0.59            0.61            0.67              0.52            0.81
  Net realized and
    unrealized gain (loss)              0.42           (0.44)           0.62             (0.80)           0.23
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                            1.01            0.17            1.29             (0.28)           1.04
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.60)          (0.59)          (0.69)            (0.49)          (0.72)
  Capital                                 --           (0.01)             --             (0.07)             --
--------------------------------------------------------------------------------------------------------------
Total Distributions                    (0.60)          (0.60)          (0.69)            (0.56)          (0.72)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Year                          $9.75           $9.34           $9.77             $9.17          $10.01
--------------------------------------------------------------------------------------------------------------
Total Return                           11.23%           1.96%          14.50%            (2.76)%         10.87%
--------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Year (000s)                $361,124        $388,563        $453,378          $482,404          $7,067
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)(3)                       0.92%           0.93%           0.94%             1.00%           0.92%
  Net investment income                 6.24            6.16            6.70              6.18            7.76
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  274%            420%            294%              276%            540%
==============================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) The Investment adviser waived a portion of its fees for the year ended December 31, 1993. If such fees were not waived, the per share decrease of net investment income would have been $0.10 and the expense ratio would have been 1.12%.

(3) For the years ended December 31, 1994 and December 31, 1993, the expense ratios were calculated excluding interest expense. The expense ratios including interest expense would have been 1.26% and 1.07%, respectively.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class B Shares                          1997            1996            1995(1)           1994            1993(1)
================================================================================================================
Net Asset Value,
  Beginning of Year                      $9.38           $9.81           $9.17            $10.01           $9.68
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (2)               0.54            0.56            0.59              0.46            0.73
  Net realized and
    unrealized gain (loss)                0.44           (0.44)           0.65             (0.78)           0.27
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                              0.98            0.12            1.24             (0.32)           1.00
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.57)          (0.54)          (0.60)            (0.45)          (0.67)
  Capital                                   --           (0.01)             --             (0.07)             --
----------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.57)          (0.55)          (0.60)            (0.52)          (0.67)
----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Year                            $9.79           $9.38           $9.81             $9.17          $10.01
----------------------------------------------------------------------------------------------------------------
Total Return                             10.82%           1.42%          13.87%            (3.25)%         10.45%
----------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Year (000s)                  $101,273        $121,894        $158,459          $172,705        $851,350
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)(3)                         1.44%           1.45%           1.45%             1.48%           1.40%
  Net investment income                   5.73            5.64            6.19              5.69            7.28
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    274%            420%            294%              276%            540%
================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) The Investment adviser waived a portion of its fees for the year ended December 31, 1993. If such fees were not waived, the per share decrease of net investment income would have been $0.01 and the expense ratio would have been 1.61%.

(3) For the years ended December 31, 1994 and December 31, 1993, the expense ratios were calculated excluding interest expense. The expense ratios including interest expense would have been 1.74% and 1.55%, respectively.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class C Shares                                 1997          1996          1995(1)         1994      1993(1)(2)
==============================================================================================================
Net Asset Value, Beginning of Year              $9.38         $9.81         $9.17          $10.01        $9.90
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (3)                      0.54          0.57          0.60            0.49         0.68
  Net realized and unrealized gain (loss)        0.43         (0.44)         0.65           (0.81)        0.04
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.97          0.13          1.25           (0.32)        0.72
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.57)        (0.55)        (0.61)          (0.45)       (0.61)
  Capital                                          --         (0.01)           --           (0.07)          --
--------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.57)        (0.56)        (0.61)          (0.52)       (0.61)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $9.78         $9.38         $9.81           $9.17       $10.01
--------------------------------------------------------------------------------------------------------------
Total Return                                    10.75%         1.47%        13.93%          (3.25)%       7.36%++
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $2,311        $1,443        $1,039            $646         $213
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)(4)                                1.39%         1.38%         1.37%           1.47%        1.40%+
  Net investment income                          5.70          5.71          6.27            5.71         7.28+
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           274%          420%          294%            276%         540%
==============================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)  For the period from February 4, 1993 (inception date) to December 31, 1993.

(3) The Investment adviser waived a portion of its fees for the period ended December 31, 1993. If such fees were not waived, the per share decrease of net investment income would have been $0.13 and the expense ratio would have been 1.61% (annualized).

(4) For the year ended December 31, 1994 and the period ended December 31, 1993, the expense ratios were calculated excluding interest expense. The expense ratios including interest expense would have been 1.72% and 1.55% (annualized), respectively.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class Y Shares                                        1997             1996(1)
=============================================================================
Net Asset Value, Beginning of Year                     $9.34            $9.71
-----------------------------------------------------------------------------
Income From Operations:
  Net investment income                                 0.61             0.57
  Net realized and unrealized gain (loss)               0.44            (0.37)
-----------------------------------------------------------------------------
Total Income From Operations                            1.05             0.20
-----------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                (0.63)           (0.56)
  Capital                                                 --            (0.01)
-----------------------------------------------------------------------------
Total Distributions                                    (0.63)           (0.57)
-----------------------------------------------------------------------------
Net Asset Value, End of Year                           $9.76            $9.34
-----------------------------------------------------------------------------
Total Return                                           11.73%            2.30%++
-----------------------------------------------------------------------------
Net Assets, End of Year (000s)                      $109,909          $39,667
-----------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                              0.58%            0.44%+
  Net investment income                                 6.46             6.49+
-----------------------------------------------------------------------------
Portfolio Turnover Rate                                  274%             420%
=============================================================================

(1)  For the period from February 7, 1996 (inception date) to December 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

================================================================================
Tax Information (unaudited)
================================================================================

     A total of 46.6% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney Investment Funds Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Government Securities Fund of Smith Barney Investment Funds Inc. as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 1994, were audited by other auditors whose report thereon, dated February 10, 1995, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. As to securities purchased or sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Government Securities Fund of Smith Barney Investment Funds Inc. as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG PEAT MARWICK LLP

New York, New York
February 10, 1998

Smith Barney                                                        SMITH BARNEY
Government                                                          ------------
Securities
Fund                                            A Member of TravelersGroup[LOGO]

                                        Investment Adviser
                                        Mutual Management Corp.
Directors
Paul R. Ades                            Distributor
Herbert Barg                            Smith Barney Inc.
Dwight B. Crane
Frank J. Hubbard                        Custodian
Heath B. McLendon, Chairman             PNC Bank, N.A.
Ken Miller
John F. White                           Shareholder
Allan R. Johnson, Emeritus              Servicing Agent
                                        First Data Investor Services Group, Inc.
Officers                                P.O. Box 9134
Heath B. McLendon                       Boston, MA 02205-9134
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President                   This report is submitted for the general
and Treasurer                           information of the shareholders of Smith
                                        Barney Government Securities Fund. It is
James E. Conroy                         not authorized for distribution to
Vice President and                      prospective investors unless accompanied
Investment Officer                      or preceded by an effective Prospectus
                                        for the Fund, which contains information
Thomas M. Reynolds                      concerning the Fund's investment
Controller                              policies and expenses as well as other
                                        pertinent information.
Christina T. Sydor
Secretary
                                        Smith Barney
                                        Government
                                        Securities
                                        Fund
                                        388 Greenwich Street
                                        New York, New York 10013
                                        www.smithbarney.com

                                        FD0316 2/98

[PHOTO]


[PHOTO]   Smith Barney
          Managed
          Growth Fund

          -------------------------------------------------
          ANNUAL REPORT
          -------------------------------------------------

          December 31, 1997


   [LOGO] SMITH BARNEY MUTUAL FUNDS
          INVESTING FOR YOUR FUTURE.
          EVERY DAY./SM/

SMITH BARNEY
MANAGED GROWTH FUND

--------------------------------------------------------------------------------

The Smith Barney Managed Growth Fund ("Fund") seeks long-term growth of capital through a contrarian approach to stock investing. The Fund invests primarily in the stocks of companies that are currently out of favor, price depressed or undervalued and trading at or near their 52-week price lows. The Fund attempts to achieve its investment objective of long-term growth of capital by acquiring good companies at inexpensive prices while at the same time limiting downside risk.

Smith Barney Managed Growth Fund's
Average Annual Total Returns Ended
December 31, 1997

                                                 Without Sales Charges*
                                       -----------------------------------------
                                       Class A         Class B           Class C
================================================================================
One-Year                                13.70%          12.84%            12.91%
--------------------------------------------------------------------------------
Since Inception++                       12.47           11.63             11.66
================================================================================

                                                    With Sales Charges**
                                       -----------------------------------------
                                       Class A         Class B           Class C
================================================================================
One-Year                                 7.99%           7.84%            11.91%
--------------------------------------------------------------------------------
Since Inception++                       10.20           10.61             11.66
================================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges, with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

++   The inception date for Class A, B and C shares is June 30, 1995.

--------------------------------------------------------------------------------
 FUND HIGHLIGHTS
--------------------------------------------------------------------------------
The uncertainties surrounding Asian financial markets will likely be a major factor in shaping market behavior over the coming months. However, we believe that as solutions to these problems become more publicized, small- and mid-cap stocks should begin to show better performance.


--------------------------------------------------------------------------------
 NASDAQ SYMBOL
--------------------------------------------------------------------------------

           Class A                      SBMGX

           Class B                      SBMBX

           Class C                      SBMCX


--------------------------------------------------------------------------------
 WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter .......................................................... 1

Historical Performance....................................................... 4

Smith Barney Managed Growth Fund
at a Glance ................................................................. 6

Schedule of Investments...................................................... 7

Statement of Assets and Liabilities..........................................12

Statement of Operations......................................................13

Statements of Changes in Net Assets..........................................14

Notes to Financial Statements................................................15

Financial Highlights ........................................................19

Tax Information .............................................................23

Independent Auditors' Report ................................................24

--------------------------------------------------------------------------------
 Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]                                 [PHOTO]

HEATH B.                                DOUGLAS
MCLENDON                                JOHNSON

Chairman                                Vice President
                                        Investment Officer


Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Managed Growth Fund ("Fund") for the year ended December 31, 1997. For your convenience, we have outlined the investment philosophy of the Fund and its current portfolio strategy. A detailed summary of performance and current holdings for the Fund can be found in the appropriate sections that follow.

Performance and Market Update

For the year ended December 31, 1997, the Fund posted a total return of 13.70% for Class A shares without sales charges. In comparison, the Standard & Poor's 500 Index ("S&P 500 Index") (a capitalization-weighted measure of 500 widely held common stocks) posted a total return of roughly 33.35% while the Russell 2000 Index, which is made up of smaller, U.S.-based companies and more closely reflects the Fund's current composition, returned 20.52% for the year. In addition, the Fund paid income dividends totaling $0.02 and a capital gain of $1.04 per Class A share. Additional performance information regarding the Fund's other share classes can be found on page four.

Over the past year, large-sized companies continued to dominate the attention of most investors and their popularity was reflected in many of the broad market indices, such as the S&P 500 Index. This investor preference for blue-chip U.S. companies was further heightened in the aftermath of Asia's currency and financial crisis which accelerated in October 1997. The Fund's underperformance relative to the S&P 500 Index was primarily due to the larger representation of smaller companies (with an emphasis in technology and health care) and its relatively light exposure to financial services companies.

We were generally pleased with the Fund's performance in the first part of the year, especially in the months from April to October (the Fund's share price appreciated roughly 17% from April 1, 1997 to October 31, 1997). Smaller-sized company stocks, such as the type held in the Fund, have usually performed better when investor confidence is high, as was the case during the summer.

When Asian financial markets suddenly collapsed in the fall of 1997, it sent tremors around the world and many investors sought the greater perceived stability and liquidity of large U.S. company stocks. Spreading investor uncertainty also sparked a bond market rally and contributed to historically low U.S. interest rates. Prior to the Asian crisis, bond investors had been enjoying stellar performance thanks to a strong U.S. economy able to sustain robust growth with an absence of inflationary pressure. As a result of falling interest rates, many financial services companies have thrived. (The cost of money is the most significant expense for most financial services companies.) Our light exposure to these companies penalized the Fund's performance somewhat, particularly in the last half of the year. However, our underweighting in financial services companies also makes the Fund less sensitive to interest-rate changes and helps to minimize volatility when interest rates move up and down.

Investment Strategy

The Smith Barney Managed Growth Fund seeks long-term growth of capital by investing primarily in the

--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                               1
stocks of companies that are currently out of favor, price depressed or undervalued. We continue to follow a bottom-up investment approach, evaluating individual companies as businesses rather than identifying and acting on economic or market trends. In selecting investments for the Fund, we search for strong, competitive companies, yet whose stock price is trading at or near its 52-week low. We also carefully analyze a prospective company's balance sheet in order to evaluate its fiscal soundness. Once an investment is selected, a specific sell price-target is established and the stock is held until it reaches the target or new information causes us to reassess the holding. We believe that maintaining a strong discipline is a key aspect of successful investing, especially in times of market turbulence.

Moreover, by investing in out-of-favor companies at or near the bottom of their historical price range, we believe that we are often able to limit their downside risk potential. Good companies already beaten down in price tend to hold up better in declining markets. By this measure, the Fund performed well over the past year. For example, in 1997 the S&P 500 Index was down on 112 days. The Fund outperformed the Index (i.e., its share price remained flat or declined less) on 99 of those days, or 88% of the time when the S&P 500 Index experienced a decline.

Portfolio Update

As value-oriented investors, it has been somewhat difficult for us to find many attractively priced stocks while the market continues to soar to near record highs. However, broad stock market strength, particularly in the months of July, August and September, did enable us to sell a number of holdings as they hit our sell target prices. Some notable examples of stocks we sold include Safety Kleen (commercial cleaning services), Sequent Computer Systems Inc. (computer hardware), Yellow Corp. (shipping), RPC Inc. (marine products), Gillette Co. (consumer products) and Airborne Freight Corp. (shipping).

The Fund also experienced a disappointment with Oxford Health Plans, a major holding. We had originally bought Oxford after an earnings disappointment caused the company's share price to decline. After the company announced further losses and became embroiled in several legal challenges, we sold the stock. The well-publicized problems facing Oxford put a cloud over the HMO industry as a whole and tarnished the image of a number of other HMOs such as United Healthcare and Wellpoint Health Networks, two key Fund holdings. Nonetheless, we continue to believe that these concerns regarding HMOs in general are unjustified and we have maintained our emphasis on health-care companies because of our positive outlook for the industry's long-term prospects.

However, we did add a number of new issues to the Fund's portfolio during the year and took advantage of market weakness triggered by global financial instability. One example of new stocks we added is Actel, a semiconductor manufacturer whose customers include AST Computer and Lucent Technology. In our estimation, Actel has a very solid balance sheet with healthy cash reserves and almost no outstanding debt. Actel's share price had fallen due to a transition to a new product line, a fairly common occurrence among technology companies.

We also acquired a position in Amgen, a leading biotechnology firm, when its stock dropped amid short-term concerns over its product pipeline. Another key purchase for the Fund during the year was Waste Management Inc., one of the world's largest waste collection and disposal companies, after the resignation of its CEO, who in our opinion, left for personal rather than business reasons. We also had the opportunity to acquire Gucci, the premier fashion retailer, when concerns that fallout from Asia would hurt its sales, especially in Japan. Finally, we were able to buy Seagram Co., a diversified multinational company, when its stock fell out favor, mostly due to concerns over its entertainment division, Universal Studios. We felt that the company had made excellent progress in replacing its declining liquor sales with a popular juice beverage line. Seagram's, with a solid franchise and strong cash flows, appeared to present very little downside risk.


--------------------------------------------------------------------------------
2                                             1997 Annual Report to Shareholders

Market Outlook

The uncertainties surrounding Asian financial markets will likely be a major factor in shaping market behavior over the coming months. However, we believe that as solutions to these problems become more publicized, small- and mid-cap stocks should begin to show better performance. In particular, we expect that the technology and health-care industries will demonstrate excellent long-term growth. While the final impact of the Asian financial crisis is not yet clear, the world's stock and bond markets will almost certainly experience pronounced volatility. In our opinion, the Smith Barney Managed Growth Fund is an appropriate vehicle for investors who are seeking the superior return potential from stocks but may have some concerns about volatility in light of the recent global turmoil.

We appreciate your support and confidence in our investment approach. We look forward to continuing to serve your investment needs in the years ahead.

Sincerely,


/s/ Heath B. McLendon               /s/ Douglas Johnson

Heath B. McLendon                   Douglas Johnson
Chairman                            Vice President and
                                    Investment Officer

January 12, 1997




--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                               3

------------------------------------------------------------------------------------------------------------------------------------

 Historical Performance -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------


                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================

12/31/97                                          $13.42           $14.21            $0.02             $1.04           13.70%
------------------------------------------------------------------------------------------------------------------------------------

12/31/96                                           12.03            13.42             0.09              0.46           16.33
------------------------------------------------------------------------------------------------------------------------------------

Inception* -- 12/31/95                             12.00            12.03             0.15              0.00            1.53+
====================================================================================================================================

  Total                                                                              $0.26             $1.50
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------

 Historical Performance -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------

                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================

12/31/97                                          $13.41           $14.11            $0.00             $1.04           12.84%
------------------------------------------------------------------------------------------------------------------------------------

12/31/96                                           12.02            13.41             0.00              0.46           15.55
------------------------------------------------------------------------------------------------------------------------------------

Inception* -- 12/31/95                             12.00            12.02             0.11              0.00            1.16+
====================================================================================================================================

  Total                                                                              $0.11             $1.50
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------

 Historical Performance -- Class C Shares
------------------------------------------------------------------------------------------------------------------------------------

                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================

12/31/97                                          $13.41           $14.12            $0.00             $1.04           12.91%
------------------------------------------------------------------------------------------------------------------------------------

12/31/96                                           12.03            13.41             0.00              0.46           15.45
------------------------------------------------------------------------------------------------------------------------------------

Inception* -- 12/31/95                             12.00            12.03             0.11              0.00            1.16+
====================================================================================================================================

  Total                                                                              $0.11             $1.50
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------

 Historical Performance -- Class Y Shares
------------------------------------------------------------------------------------------------------------------------------------

                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================

12/31/97                                          $13.43           $14.24            $0.08             $1.04           14.23%
------------------------------------------------------------------------------------------------------------------------------------

Inception* -- 12/31/96                             12.21            13.43             0.13              0.46           14.97+
====================================================================================================================================

  Total                                                                              $0.21             $1.50
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------

 Historical Performance -- Class Z Shares
------------------------------------------------------------------------------------------------------------------------------------

                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================

12/31/97                                          $13.43           $14.24            $0.07             $1.04           14.21%
------------------------------------------------------------------------------------------------------------------------------------

12/31/96                                           12.03            13.43             0.13              0.46           16.69
------------------------------------------------------------------------------------------------------------------------------------

Inception* -- 12/31/95                             11.83            12.03             0.16              0.00            3.06+
====================================================================================================================================

  Total                                                                              $0.36             $1.50
====================================================================================================================================


It is the Fund's policy to distribute dividends and capital gains, if any, annually.
--------------------------------------------------------------------------------
4                                             1997 Annual Report to Shareholders

------------------------------------------------------------------------------------------------------------------------------------

Average Annual Total Return
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Without Sales Charge(1)
                                                   -------------------------------------------------------------------------------
                                                   Class A             Class B          Class C           Class Y          Class Z
====================================================================================================================================

Year Ended 12/31/97                                 13.70%              12.84%           12.91%            14.23%          14.21%
------------------------------------------------------------------------------------------------------------------------------------

Inception* through 12/31/97                         12.47               11.63            11.66             15.25           15.17
====================================================================================================================================


                                                                              With Sales Charge(2)
                                                   -------------------------------------------------------------------------------
                                                   Class A             Class B          Class C           Class Y          Class Z
====================================================================================================================================

Year Ended 12/31/97                                  7.99%               7.84%           11.91%            14.23%          14.21%
------------------------------------------------------------------------------------------------------------------------------------

Inception* through 12/31/97                         10.20               10.61            11.66             15.25           15.17
====================================================================================================================================



------------------------------------------------------------------------------------------------------------------------------------

 Cumulative Total Return
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                Without Sales Charge(1)
====================================================================================================================================

Class A (Inception* through 12/31/97)                                                                    34.30%
------------------------------------------------------------------------------------------------------------------------------------

Class B (Inception* through 12/31/97)                                                                    31.79
------------------------------------------------------------------------------------------------------------------------------------

Class C (Inception* through 12/31/97)                                                                    31.87
------------------------------------------------------------------------------------------------------------------------------------

Class Y (Inception* through 12/31/97)                                                                    31.33
------------------------------------------------------------------------------------------------------------------------------------

Class Z (Inception* through 12/31/97)                                                                    37.34
====================================================================================================================================


(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception date for Class A, B and C shares is June 30, 1995. Inception dates for Class Y and Z shares are January 31, 1996 and October 2, 1995, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.



--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                               5

--------------------------------------------------------------------------------
 Smith Barney Managed Growth Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A, B and C Shares of the
Smith Barney Managed Growth Fund vs. the Standard & Poor's 500 Index+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL]

                            June 1995 - December 1997


           SB Managed Growth   SB Managed Growth   SB Managed Growth
             Fund - Class A      Fund - Class B      Fund - Class C     S&P 500
           -----------------   -----------------   -----------------    -------
6/95             9,501               10,000             10,000           10,000

12/95            9,647                9,608             10,116           11,443

6/96            10,505               10,574             10,974           12,598

12/96           11,222               11,279             11,679           14,069

6/97            12,343               12,394             12,803           16,967

12/97           12,760               12,879             13,187           18,762


+ The above chart represents a hypothetical illustration of $10,000 invested in Class A, B and C shares at inception on June 30, 1995, assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Figures for the index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and the redemption value may be more or less than the original cost. No adjustment has been made for shareholders tax liability on dividends or capital gains.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

Industry Diversification of Common Stock*
------------------------------------------------
Pharmaceutical                             12.8%
Healthcare                                  9.2%
Computer Software                           7.7%
Chemicals                                   5.5%
Publishing & Printing                       4.6%
Consumer Products - Distributors            4.4%
Telephone                                   3.6%
Computer Systems                            3.5%
Financial Services                          3.5%
Machinery-Diversified                       3.4%
Other                                      41.8%

* As a percentage of total common stock.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]


Investment Breakdown
------------------------------------------------

Common Stock and Warrants                  89.8%

U.S. Government Agency Obligations          7.9%

Repurchase Agreement                        2.3%


--------------------------------------------------------------------------------
6                                             1997 Annual Report to Shareholders

------------------------------------------------------------------------------------------------------------------------------------

 Schedule of Investments                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------


            SHARES                                                 SECURITY                                             VALUE
===================================================================================================================================
COMMON STOCK -- 89.8%

Building and Construction -- 0.7%
             374,500       Cameron Ashley Building Products, Inc.+                                                     $ 6,272,875
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals -- 5.0%
             260,000       A. Schulman, Inc.                                                                             6,532,500
              50,000       Crompton & Knowles Corp.                                                                      1,325,000
             310,000       Great Lakes Chemical Corp.++                                                                 13,911,250
             228,300       NCH Corp.                                                                                    14,953,650
             300,000       Penford Corp.                                                                                10,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        47,222,400
-----------------------------------------------------------------------------------------------------------------------------------
Closed-End Mutual Funds -- 1.1%
              37,400       Morgan Stanley Africa Investment Fund, Inc.                                                     430,100
             367,800       Swiss Helvetia Fund                                                                          10,091,512
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,521,612
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services -- 0.9%
             400,000       Rollins, Inc.                                                                                 8,125,000
-----------------------------------------------------------------------------------------------------------------------------------
Communications-Equipment & Software -- 1.4%
             130,000       California Microwave, Inc.+                                                                   2,518,750
             559,600       Network Equipment Technologies, Inc.+                                                         8,184,150
             113,347       Olicom A/S+++                                                                                 2,932,853
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,635,753
-----------------------------------------------------------------------------------------------------------------------------------
Computer Products -- 0.0%
              30,000       Exabyte Corp.+                                                                                  193,125
-----------------------------------------------------------------------------------------------------------------------------------
Computer Software -- 6.8%
             575,000       Broderbund Software, Inc.+++                                                                 14,734,375
             375,000       Infinium Software, Inc.+                                                                      6,093,750
           1,500,000       Intergraph Corp.+                                                                            15,000,000
             460,000       INTERSOLV+                                                                                    9,315,000
           1,200,000       Mentor Graphics Corp.+++                                                                     11,625,000
             700,000       Quickturn Design System, Inc.+                                                                8,225,000
             225,000       Santa Cruz Operation, Inc.+                                                                     928,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        65,921,250
-----------------------------------------------------------------------------------------------------------------------------------
Computers Services -- 1.5%
             480,000       First Data Corp.                                                                             14,040,000
-----------------------------------------------------------------------------------------------------------------------------------
Computers-Systems -- 3.2%
              95,000       Applied Voice Technology, Inc.+                                                               2,683,750
             450,000       ECC International Corp.+                                                                      1,378,125
             725,000       Silicon Graphics, Inc.+                                                                       9,017,187
             425,000       Stratus Computer, Inc.+                                                                      16,070,312
             200,000       Texas Micro Inc.+                                                                               900,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,049,374
-----------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                               7

------------------------------------------------------------------------------------------------------------------------------------

 Schedule of Investments (continued)                                                                              December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

            SHARES                                                 SECURITY                                                 VALUE
===================================================================================================================================
Consumer Products-Distributors -- 4.0%
             405,500       Amway Asia Pacific Ltd.                                                                     $ 7,907,250
             400,000       Swiss Army Brands, Inc.+                                                                      4,050,000
             925,000       Tupperware Corp.                                                                             25,784,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,741,625
-----------------------------------------------------------------------------------------------------------------------------------
Electric-Major -- 2.7%
             480,000       Ansaldo Signal N.V.+                                                                          1,500,000
             575,000       Cherry Corp., Class A Shares+                                                                10,062,500
              10,000       Cherry Corp., Class B Shares+                                                                   176,250
             382,500       Lincoln Electric Co., Class A Shares                                                         13,770,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,508,750
-----------------------------------------------------------------------------------------------------------------------------------
Electronics -- 1.7%
             327,200       AVX Corp.                                                                                     6,032,750
              15,000       Wandel & Goltermann Technologies, Inc.+                                                         196,875
             392,700       Watkins-Johnson Co.                                                                          10,185,656
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        16,415,281
-----------------------------------------------------------------------------------------------------------------------------------
Environmental Control -- 2.1%
             370,000       Fluor Daniel/GTI, Inc.+                                                                       3,515,000
             392,000       Waste Management Inc.                                                                        10,780,000
             294,600       Wellman, Inc.                                                                                 5,744,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        20,039,700
-----------------------------------------------------------------------------------------------------------------------------------
Financial Services -- 3.1%
             306,000       First Savings Bank of Washington Bancorp, Inc.                                                8,415,000
           1,150,000       Phoenix Duff & Phelps Corp.                                                                   9,200,000
             500,000       SPS Transaction Services Corp.+                                                              11,281,250
              27,500       Washington Federal, Inc.                                                                        864,531
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        29,760,781
-----------------------------------------------------------------------------------------------------------------------------------
Foods and Beverages -- 2.9%
              93,000       Golden Enterprises, Inc.                                                                        627,750
             275,000       Lance, Inc.                                                                                   7,235,937
             600,000       Seagram Co., Ltd.                                                                            19,387,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        27,251,187
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare -- 8.2%
             725,000       Humana, Inc.+                                                                                15,043,750
             116,800       IDX Systems Corp.+#                                                                           4,321,600
             882,600       Mid Atlantic Medical Services, Inc.+                                                         11,253,150
             605,000       Neuromedical Systems, Inc.+++                                                                 1,701,562
             100,000       Pacificare Health Systems Inc.+                                                               5,237,500
             450,000       United Healthcare Corp.                                                                      22,359,375
             450,020       Wellpoint Health Networks, Inc., Class A Shares+                                             19,013,345
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        78,930,282
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                             1997 Annual Report to Shareholders

------------------------------------------------------------------------------------------------------------------------------------

 Schedule of Investments (continued)                                                                              December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------


            SHARES                                                 SECURITY                                                 VALUE
===================================================================================================================================
Household Furnishings and Appliances -- 1.6%
             250,000       Flexsteel Industries, Inc.                                                                  $ 3,531,250
             134,900       National Presto Industries, Inc.                                                              5,336,981
             700,000       Singer Co. N.V.++                                                                             5,993,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,861,981
-----------------------------------------------------------------------------------------------------------------------------------
Machinery-Diversified -- 3.1%
             539,000       Lawson Products, Inc.                                                                        16,035,250
             520,000       Stewart & Stevenson Services, Inc.                                                           13,260,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        29,295,250
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing -- 1.3%
             425,000       Watts Industries, Inc., Class A Shares                                                       12,032,812
-----------------------------------------------------------------------------------------------------------------------------------
Medical Products and Supplies -- 1.7%
             300,000       The York Group, Inc.                                                                          7,312,500
             302,600       West Co., Inc.                                                                                9,002,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        16,314,850
-----------------------------------------------------------------------------------------------------------------------------------
Metal Manufacturing -- 1.3%
             409,600       Century Aluminum Co.                                                                          5,529,600
             150,000       Trinity Industries, Inc.                                                                      6,693,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,223,350
-----------------------------------------------------------------------------------------------------------------------------------
Metals and Mining -- 0.9%
             300,000       Arch Coal, Inc.                                                                               8,212,500
-----------------------------------------------------------------------------------------------------------------------------------
Office Equipment and Supplies -- 0.7%
             628,400       A.T. Cross Co., Class A Shares                                                                6,362,550
-----------------------------------------------------------------------------------------------------------------------------------
Oil-Drilling and Services -- 0.3%
             126,000       Offshore Logistics, Inc.+                                                                     2,693,250
-----------------------------------------------------------------------------------------------------------------------------------
Oil-Exploration and Production -- 1.1%
             300,000       Holly Corp.                                                                                   8,287,500
             156,000       Wiser Oil Co.                                                                                 2,203,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,491,000
-----------------------------------------------------------------------------------------------------------------------------------
Paper and Forest Products -- 0.3%
             450,000       Crown Vantage, Inc.+                                                                          3,150,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical -- 11.4%
             375,000       Alergan, Inc.                                                                                12,585,937
             500,000       Amgen Inc.+                                                                                  27,062,500
             830,000       Forest Labs Inc., Class A Shares+                                                            40,929,375
           1,000,000       Mylan Laboratories++                                                                         20,937,500
             610,000       Perrigo Co.+                                                                                  8,158,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       109,674,062
-----------------------------------------------------------------------------------------------------------------------------------
Photography/Imaging -- 1.0%
             790,000       Scitex Corp.+                                                                                 9,529,375
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                               9

------------------------------------------------------------------------------------------------------------------------------------

 Schedule of Investments (continued)                                                                              December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------


            SHARES                                                 SECURITY                                                 VALUE
===================================================================================================================================
Publishing and Printing -- 4.1%
             250,000       Houghton Mifflin Co.                                                                        $ 9,593,750
              75,000       Readers Digest Association Inc., Class A Shares                                               1,771,875
             425,000       Scholastic Corp.+                                                                            15,937,500
             338,800       Torstar Corp., Class B Shares                                                                11,837,048
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        39,140,173
-----------------------------------------------------------------------------------------------------------------------------------
Retail-Apparel -- 2.9%
             425,000       Gucci Group NV-NY Registered Shares                                                          17,796,875
             550,000       Talbots, Inc.++                                                                               9,968,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        27,765,625
-----------------------------------------------------------------------------------------------------------------------------------
Retail-Specialty --  0.4%
             410,000       TBC Corp.+                                                                                    3,920,625
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors and Semiconductor Equipment -- 2.4%
           1,050,000       Actel Corp.+                                                                                 13,256,250
             103,500       Alpha Industries, Inc.+                                                                       1,668,937
             492,000       Bell Microproducts, Inc.+                                                                     3,874,500
             242,500       Quality Semiconductor, Inc.+                                                                    939,687
             405,000       Standard Microsystems Corp.+                                                                  3,518,437
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        23,257,811
-----------------------------------------------------------------------------------------------------------------------------------
Shoes -- 0.5%
             368,500       Stride Rite Corp.++                                                                           4,422,000
-----------------------------------------------------------------------------------------------------------------------------------
Steel and Iron -- 2.0%
             800,000       LTV Corp.                                                                                     7,800,000
             660,000       Worthington Industries, Inc.                                                                 10,890,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,690,000
-----------------------------------------------------------------------------------------------------------------------------------
Telephone -- 3.2%
             342,900       Century Telephone Enterprises, Inc.                                                          17,080,706
             285,900       Telephone & Data Systems, Inc.                                                               13,312,218
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,392,924
-----------------------------------------------------------------------------------------------------------------------------------
Textiles-Apparel Manufacturers -- 0.9%
             365,000       Haggar Corp.                                                                                  5,748,750
             513,000       Norton McNaughton, Inc.+                                                                      2,693,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,442,000
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco -- 2.3%
             595,000       UST, Inc.                                                                                    21,977,822
-----------------------------------------------------------------------------------------------------------------------------------
Transportation -- 0.7%
             174,200       Pittston Brink's Group Inc.                                                                   7,011,550
-----------------------------------------------------------------------------------------------------------------------------------
Truckers -- 0.4%
             450,000       Frozen Foods Express Industries, Inc.                                                         4,050,000
-----------------------------------------------------------------------------------------------------------------------------------
                           TOTAL COMMON STOCK
                           (Cost -- $745,192,962)                                                                      855,540,505
===================================================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                          1997 Annual Report to Shareholders

------------------------------------------------------------------------------------------------------------------------------------

 Schedule of Investments (continued)                                                                              December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------


            SHARES                                                 SECURITY                                                 VALUE
===================================================================================================================================

WARRANTS -- 0.0%
              45,687       Olicom A/S, Expire 9/12/00+ (Cost-- $122,785)                                               $   399,761
===================================================================================================================================

             FACE
            AMOUNT                                                 SECURITY                                             VALUE
===================================================================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS --- 7.9%
         $50,000,000       Federal Home Loan Bank, 5.75 % due 1/2/98                                                    49,992,013
          25,000,000       Federal Home Loan Mortgage Corp., 5.70% due 1/14/98                                          24,948,541
-----------------------------------------------------------------------------------------------------------------------------------
                           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                           (Cost-- $74,940,556)                                                                         74,940,554
===================================================================================================================================
REPURCHASE AGREEMENT --- 2.3%
          21,819,000       Chase Manahattan Bank, 5.900% due 1/2/98; Proceeds at
                           maturity -- $21,826,150; (Fully collateralized by U.S
                           Treasury Notes, 5.625% due 12/31/02;
                           Market value-- $22,256,225) (Cost-- $21,819,000)                                             21,819,000
===================================================================================================================================
                           TOTAL INVESTMENTS --- 100%
                           (Cost -- $842,075,303*)                                                                    $952,699,820
-----------------------------------------------------------------------------------------------------------------------------------

+    Non-income producing security.

++   A portion of this security is on loan (Note 6).

#    Security segregated by Custodian to cover written call options.

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                              11

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities                           December 31, 1997
--------------------------------------------------------------------------------
ASSETS:
     Investments, at value (Cost -- $842,075,303)               $   952,699,820
     Cash                                                                   571
     Collateral for securities loaned (Note 6)                       51,703,196
     Receivable for securities sold                                   9,645,421
     Receivable for Fund shares sold                                    712,274
     Dividends and interest receivable                                  718,811
     Other assets                                                        80,029
-------------------------------------------------------------------------------
     Total Assets                                                 1,015,560,122
-------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities loaned (Note 6)                          51,703,196
     Payable for securities purchased                                 1,002,189
     Management fees payable                                            711,066
     Options written (Note 5)                                           423,400
     Dividends payable                                                  409,370
     Payable for Fund shares purchased                                  364,280
     Distribution fees payable                                          234,263
     Accrued expenses                                                    80,535
-------------------------------------------------------------------------------
     Total Liabilities                                               54,928,299
-------------------------------------------------------------------------------
Total Net Assets                                                $   960,631,823
===============================================================================
NET ASSETS:
     Par value of capital shares                                $        67,879
     Capital paid in excess of par value                            836,705,232
     Overdistributed net investment income                              (33,246)
     Accumulated net realized gain
       from security transactions and options                        12,803,757
     Net unrealized appreciation
       of investments and options                                   111,088,201
-------------------------------------------------------------------------------
Total Net Assets                                                $   960,631,823
===============================================================================
Shares Outstanding:
     Class A                                                          16,544,137
     ---------------------------------------------------------------------------
     Class B                                                          38,789,375
     ---------------------------------------------------------------------------
     Class C                                                           5,440,538
     ---------------------------------------------------------------------------
     Class Y                                                           5,028,358
     ---------------------------------------------------------------------------
     Class Z                                                           2,076,500
     ---------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                       $14.21
     ---------------------------------------------------------------------------
     Class B*                                                             $14.11
     ---------------------------------------------------------------------------
     Class C**                                                            $14.12
     ---------------------------------------------------------------------------
     Class Y (and redemption price)                                       $14.24
     ---------------------------------------------------------------------------
     Class Z (and redemption price)                                       $14.24
     ---------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
     (net asset value plus 5.26% of net asset value per share)            $14.96
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Statement of Operations                    For the Year Ended December 31, 1997
--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                                     $  8,841,327
     Interest                                                         8,053,894
     Less: Foreign withholding tax                                      (36,046)
-------------------------------------------------------------------------------
     Total Investment Income                                         16,859,175
-------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                         8,127,871
     Distribution fees (Note 2)                                       6,638,970
     Shareholder and system servicing fees                            1,090,381
     Registration fees                                                  262,157
     Shareholder communications                                         126,420
     Directors' fees                                                     93,317
     Custody                                                             39,344
     Audit and legal                                                     37,225
     Other                                                               16,122
-------------------------------------------------------------------------------
     Total Expenses                                                  16,431,807
-------------------------------------------------------------------------------
Net Investment Income                                                   427,368
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND OPTIONS (NOTES 3 AND 5):
     Realized Gain From:
        Security transactions (excluding short-term securities)      83,992,030
        Options written                                                 823,347
-------------------------------------------------------------------------------
     Net Realized Gain                                               84,815,377
-------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation
     of Investments and Options:
        Beginning of year                                            79,894,015
        End of year                                                 111,088,201
-------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                         31,194,186
-------------------------------------------------------------------------------
Net Gain on Investments and Options                                 116,009,563
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $116,436,931
===============================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                              13

-----------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets                                For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------

                                                                             1997             1996
=====================================================================================================
OPERATIONS:
     Net investment income                                              $    427,368     $  2,523,667
     Net realized gain                                                    84,815,377       35,218,574
     Increase in net unrealized appreciation                              31,194,186       66,836,563
-----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                              116,436,931      104,578,804
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                  (693,882)      (2,350,122)
     Net realized gains                                                  (68,311,344)     (27,955,155)
-----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                                    (69,005,226)     (30,305,277)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                                    156,608,116      367,727,487
     Net asset value of shares issued for
        reinvestment of dividends                                         59,714,842       27,018,959
     Cost of shares reacquired                                          (162,857,832)    (122,341,524)
-----------------------------------------------------------------------------------------------------
     Increase in Net Assets From
        Fund Share Transactions                                           53,465,126      272,404,922
-----------------------------------------------------------------------------------------------------
Increase in Net Assets                                                   100,896,831      346,678,449
-----------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of year                                                   859,734,992      513,056,543
-----------------------------------------------------------------------------------------------------
     End of year*                                                       $960,631,823     $859,734,992
=====================================================================================================
* Includes undistributed (overdistributed) net investment income of:        $(33,246)        $233,268
=====================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Smith Barney Managed Growth Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), is a Maryland corporation, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and four other separate investment portfolios: Smith Barney Government Securities Fund, Smith Barney Special Equities Fund, Smith Barney Investment Grade Bond Fund and Concert Peachtree Growth Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the earlier of the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net invesment income, net realized gains and net assets were not affected by this change; (j) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


2.   Management Agreement and Other Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Mangement Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Portfolio pays MMC a management fee calculated at an annual rate of 0.85% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1997, SB received brokerage commissions of $167,712 and sales charges of approximately $608,000 on sales of the Portfolio's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.

--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                              15

--------------------------------------------------------------------------------
 Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the year ended December 31, 1997, CDSCs paid to SB were approximately:

                                                           Class B      Class C
================================================================================
CDSCs                                                    $1,167,000       $9,000
================================================================================

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended December 31, 1997, total Distribution Plan fees incurred were:

                                              Class A     Class B       Class C
================================================================================
Distribution Plan Fees                        $581,527   $5,310,433     $747,010
================================================================================

All officers and one Director of the Fund are employees of SB.

3.   Investments

During the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $285,240,597
--------------------------------------------------------------------------------
Sales                                                                313,295,110
================================================================================

At December 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                      $161,063,009
Gross unrealized depreciation                                       (50,438,492)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $110,624,517
===============================================================================

4.   Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5.   Options Contracts

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At December 31, 1997, the Portfolio had no open purchased call or put options.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index option is exercised, settlement is made in cash.

--------------------------------------------------------------------------------
16                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

The following covered call option transactions occurred during the year ended December 31, 1997:

                                                             Number of
                                                             Contracts      Premiums
====================================================================================
Options written, outstanding at December 31, 1996                  --             --
Options written during the year ended December 31, 1997         5,620    $ 2,966,327
Options expired                                                (1,500)      (823,347)
Options exercised                                              (2,952)    (1,255,896)
------------------------------------------------------------------------------------
Options written, outstanding at December 31, 1997               1,168    $   887,084
====================================================================================

The following represents the covered call option written contracts open as of December 31, 1997:

Number of                                                                                 Strike
Contracts                                                          Expiration              Price         Value
=================================================================================================================
  1,168       IDX Systems Corp. (Premiums received -- $887,084)       2/21/98               $35         $(423,400)
=================================================================================================================

6.   Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Portfolio on securities lending are recorded in interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At December 31, 1997, the Portfolio had loaned common stocks having a value of approximately $49,593,577 and holds the following collateral for loaned securities:

Security Description                                                                       Value
=================================================================================================
Bank of Tokyo Time Deposit, 10.000% due 1/2/98                                         $3,174,311
Instituto Bancario San Paolo Time Deposit, 7.000% due 1/2/98                            8,888,072
Keycorp Bank, N.A. Time Deposit, 4.000% due 1/2/98                                      2,028,806
Goldman, Sachs & Co. Repurchase Agreement, 6.800% due 1/2/98                           31,580,815
Merrill Lynch Repurchase Agreement, 7.000% due 1/2/98                                   6,031,192
-------------------------------------------------------------------------------------------------
Total                                                                                 $51,703,196
=================================================================================================

7.   Capital Shares

At December 31, 1997, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                              17

--------------------------------------------------------------------------------
 Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


At December 31, 1997, total paid-in capital amounted to the following for each class:

                                                   Class A          Class B           Class C          Class Y           Class Z
====================================================================================================================================

Total Paid-in Capital                           $200,894,608      $478,107,833      $66,960,111       $64,598,075       $26,212,484
====================================================================================================================================


Transactions in shares of each class were as follows:

                                                                  Year Ended                                 Year Ended
                                                               December 31, 1997                          December 31, 1996*
                                                       --------------------------------             -------------------------------
                                                          Shares              Amount                 Shares               Amount
===================================================================================================================================
Class A
Shares sold                                             2,094,216         $  29,816,336             6,547,295         $  83,402,855
Shares issued on reinvestment                           1,078,575            15,973,192               652,504             8,491,496
Shares redeemed                                        (2,945,836)          (42,357,215)           (4,228,289)          (54,332,568)

-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                              226,955         $   3,432,313             2,971,510         $  37,561,783
===================================================================================================================================
Class B
Shares sold                                             5,258,228         $  75,511,911            14,235,807         $ 180,384,752
Shares issued on reinvestment                           2,549,007            36,450,796             1,200,715            15,429,195
Shares redeemed                                        (5,169,369)          (74,524,282)           (4,233,215)          (54,002,913)

-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                            2,637,866         $  37,438,425            11,203,307         $ 141,811,034
===================================================================================================================================
Class C
Shares sold                                               908,680         $  12,998,817             2,445,713         $  31,099,403
Shares issued on reinvestment                             362,748             5,190,919               168,277             2,164,043
Shares redeemed                                          (926,969)          (13,287,096)           (1,054,014)          (13,533,051)

-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                              344,459         $   4,902,640             1,559,976         $  19,730,395
===================================================================================================================================
Class Y
Shares sold                                             2,271,061         $  32,334,023             4,876,088         $  62,802,295
Shares redeemed                                        (2,118,791)          (30,538,243)                   --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                              152,270         $   1,795,780             4,876,088         $  62,802,295
===================================================================================================================================
Class Z
Shares sold                                               420,890         $   5,947,029               790,471         $  10,038,182
Shares issued on reinvestment                             145,110             2,099,935                71,480               934,225
Shares redeemed                                          (149,503)           (2,150,996)              (36,475)             (472,992)

-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                              416,497         $   5,895,968               825,476         $  10,499,415
===================================================================================================================================

* For Class Y shares, transactions are for the period from January 31, 1996 (inception date) to December 31, 1996.

--------------------------------------------------------------------------------
18                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                                           1997                   1996(1)                  1995(1)(2)
====================================================================================================================================

Net Asset Value, Beginning of Year                                     $13.42                 $12.03                   $12.00
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
   Net investment income                                                 0.08                   0.10                     0.16
   Net realized and unrealized gain                                      1.77                   1.84                     0.02
------------------------------------------------------------------------------------------------------------------------------------

Total Income From Operations                                             1.85                   1.94                     0.18
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
   Net investment income                                                (0.02)                 (0.09)                   (0.15)
   Net realized gains                                                   (1.04)                 (0.46)                      --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                                     (1.06)                 (0.55)                   (0.15)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                                           $14.21                 $13.42                   $12.03
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                                            13.70%                 16.33%                    1.53%++
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Year (000s)                                       $235,172               $218,927                 $160,487
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
   Expenses                                                              1.28%                  1.27%                    1.19%+
   Net investment income                                                 0.55                   0.84                     2.74+
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                                    35%                    34%                       6%
------------------------------------------------------------------------------------------------------------------------------------

Average commissions per share
   paid on equity transactions                                          $0.06                  $0.06                    $0.06
====================================================================================================================================


(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)  For the period from June 30, 1995 (inception date) to December 31, 1995.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                              19

--------------------------------------------------------------------------------
 Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class B Shares                               1997            1996(1)           1995(1)(2)
=========================================================================================
Net Asset Value, Beginning of Year         $13.41          $12.02            $12.00
-----------------------------------------------------------------------------------------
Income From Operations:
   Net investment income (loss)             (0.03)           0.01              0.11
   Net realized and unrealized gain          1.77            1.84              0.02
-----------------------------------------------------------------------------------------
Total Income From Operations                 1.74            1.85              0.13

Less Distributions From:
   Net investment income                       --              --             (0.11)
   Net realized gains                       (1.04)          (0.46)               --
-----------------------------------------------------------------------------------------
Total Distributions                         (1.04)          (0.46)            (0.11)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year               $14.11          $13.41            $12.02
Total Return                                12.84%          15.55%             1.16%++
-----------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $547,481        $484,673          $300,000
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                  2.05%           2.03%             1.94%+
   Net investment income (loss)             (0.22)           0.08              1.99+
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                        35%             34%                6%
-----------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions              $0.06           $0.06             $0.06
=========================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)  For the period from June 30, 1995 (inception date) to December 31, 1995.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
20                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class C Shares                              1997           1996(1)          1995(1)(2)
======================================================================================
Net Asset Value, Beginning of Year        $13.41         $12.03           $12.00
--------------------------------------------------------------------------------------
Income From Operations:
   Net investment income (loss)            (0.03)          0.00*            0.11
   Net realized and unrealized gain         1.78           1.84             0.03
--------------------------------------------------------------------------------------
Total Income From Operations                1.75           1.84             0.14
--------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                      --             --            (0.11)
   Net realized gains                      (1.04)         (0.46)              --
--------------------------------------------------------------------------------------
Total Distributions                        (1.04)         (0.46)           (0.11)
--------------------------------------------------------------------------------------
Net Asset Value, End of Year              $14.12         $13.41           $12.03
--------------------------------------------------------------------------------------
Total Return                               12.91%         15.45%            1.16%++
--------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $76,819        $68,340          $42,530
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                 2.04%          2.03%            1.91%+
   Net investment income (loss)            (0.21)          0.08             2.02+
--------------------------------------------------------------------------------------
Portfolio Turnover Rate                       35%            34%               6%
--------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions             $0.06          $0.06            $0.06
======================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)  For the period from June 30, 1995 (inception date) to December 31, 1995.

*    Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                              21

--------------------------------------------------------------------------------
 Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class Y Shares                                      1997             1996(1)(2)
===============================================================================
Net Asset Value, Beginning of Year                $13.43           $12.21
--------------------------------------------------------------------------------
Income From Operations:
   Net investment income                            0.16             0.12
   Net realized and unrealized gain                 1.77             1.69
--------------------------------------------------------------------------------
Total Income From Operations                        1.93             1.81
--------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.08)           (0.13)
   Net realized gains                              (1.04)           (0.46)
--------------------------------------------------------------------------------
Total Distributions                                (1.12)           (0.59)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                      $14.24           $13.43
--------------------------------------------------------------------------------
Total Return                                       14.23%           14.97%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $71,599          $65,499
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                         0.90%            0.92%+
   Net investment income                            0.92             1.12+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                               35%              34%
--------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions                     $0.06            $0.06
================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)  For the period from January 31, 1996 (inception date) to December 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
22                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class Z Shares                              1997           1996(1)          1995(1)(2)
======================================================================================
Net Asset Value, Beginning of Year        $13.43         $12.03           $11.83
--------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                    0.13           0.15             0.04
   Net realized and unrealized gain         1.79           1.84             0.32
--------------------------------------------------------------------------------------
Total Income From Operations                1.92           1.99             0.36
--------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                   (0.07)         (0.13)           (0.16)
   Net realized gains                      (1.04)         (0.46)              --
--------------------------------------------------------------------------------------
Total Distributions                        (1.11)         (0.59)           (0.16)
--------------------------------------------------------------------------------------
Net Asset Value, End of Year              $14.24         $13.43           $12.03
--------------------------------------------------------------------------------------
Total Return                               14.21%         16.69%            3.06%++
--------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $29,561        $22,296          $10,040
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                 0.92%          0.97%            0.90%+
   Net investment income                    0.90           1.12             2.30+
--------------------------------------------------------------------------------------
Portfolio Turnover Rate                       35%            34%               6%
--------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions             $0.06          $0.06            $0.06
======================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)  For the period from October 2, 1995 (inception date) to December 31, 1995.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
 Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 1997:

     o 5.08% of the ordinary dividends paid as qualifying for the corporate dividends received deduction.

     o The Taxpayer Relief Act of 1997 enacted differing rates of tax on various long-term capital transactions. As a result, the fund designates:

          o Total long-term capital gain distributions paid of $56,986,198. $33,765,206 are considered "28 percent rate gains".
               $23,220,992 are considered "20 percent rate gains".

--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund                                              23

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Investment Funds Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Managed Growth Fund of Smith Barney Investment Funds Inc. as of December 31, 1997, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and for the period from June 30, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. As to securities purchased or sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Managed Growth Fund of Smith Barney Investment Funds Inc. as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from June 30, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.


                                                  /s/ KPMG PEAT MARWICK LLP

New York, New York
February 10, 1998

--------------------------------------------------------------------------------
24                                            1997 Annual Report to Shareholders

SMITH BARNEY
MANAGED GROWTH FUND


Directors                              Investment Manager
                                       Mutual Management Corp.
Paul R. Ades
Herbert Barg                           Distributor
Dwight B. Crane                        Smith Barney Inc.
Frank G. Hubbard
Heath B. McLendon, Chairman            Custodian
Ken Miller                             PNC Bank, N.A.
John F. White
Allen R. Johnson, Emeritus             Shareholder Servicing Agent
                                       First Data Investor Services Group, Inc.
                                       P.O. Box 9134
Officers                               Boston, MA 02205-9134

Heath B. McLendon
President and
Chief Executive Officer
                                       This report is submitted for the general
Lewis E. Daidone                       information of the shareholders of Smith
Senior Vice President and Treasurer    Barney Managed Growth Fund. It is not
                                       authorized for distribution to
Douglas Johnson                        prospective investors unless accompanied
Vice President and Investment Officer  or preceded by an effective Prospectus for the Fund, which contains information
Thomas M. Reynolds                     concerning the Fund's investment
Controller                             policies and expenses as well as other
                                       pertinent information.
Christina T. Sydor
Secretary

                                       SMITH BARNEY
                                       ------------

                                       A Member of TravelersGroup[LOGO]

                                       SMITH BARNEY MANAGED GROWTH FUND
                                       Smith Barney Mutual Funds
                                       388 Greenwich Street
                                       New York, New York 10013

                                       www.smithbarney.com

                                       FD01070   2/98

[PHOTO OMITTED]

                  Smith Barney
[PHOTO OMITTED]   Investment Grade
                  Bond Fund

                  -------------
                  ANNUAL REPORT
                  -------------

                  December 31, 1997

                  [LOGO] Smith Barney Mutual Funds
                  Investing for your future.
                  Every day(sm).

Smith Barney Investment
Grade Bond Fund
================================================================================

The Smith Barney Investment Grade Bond Fund ("Fund") seeks to provide high current income consistent with prudent investment management and preservation of capital primarily through investments in fixed income securities that are of a higher credit quality and present a lower risk of principal loss at maturity. Such securities are typically considered "investment grade" quality, i.e., securities having a rating within one of the four highest rating categories of their class. Currently the Fund's portfolio consists primarily of long-term corporate bonds.

Smith Barney Investment Grade Bond Fund's
Average Annual Total Returns Ended
December 31, 1997

                                                     Without Sales Charges*
                                                  ------------------------------
                                                  Class A    Class B     Class C
================================================================================
One-Year                                          17.10%      16.44%      16.41%
--------------------------------------------------------------------------------
Five-Year                                         11.20       10.68         N/A
--------------------------------------------------------------------------------
Ten-Year                                            N/A       10.82         N/A
--------------------------------------------------------------------------------
Since Inception++                                 11.54       12.19        9.54
================================================================================

                                                     Without Sales Charges*
                                                  ------------------------------
                                                  Class A    Class B     Class C
================================================================================
One-Year                                          11.82%      11.94%      15.41%
--------------------------------------------------------------------------------
Five-Year                                         10.18       10.55        N/A
--------------------------------------------------------------------------------
Ten-Year                                            N/A       10.82        N/A
--------------------------------------------------------------------------------
Since Inception++                                 10.55       12.19        9.54
================================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
++ Inception dates for Class A, B and C shares are November 6, 1992, January 4, 1982 and February 26, 1993, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

To fathom the ultimate implications about the Asian crisis at this time is extremely difficult. However, we can safely say that there will be a tremendous amount of restructuring in these troubled Asian economies as these countries attempt to reform their financial systems. On the other hand, the U.S. economy is an example of what can go right when a crisis such as the savings and loan situation is addressed and corrected. Today, the U.S. financial system is one of the strongest in the world.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

               Class A                    HGBPA
               Class B                    HGBPB
               Class C                    HGBPC

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter..........................................................   1

An Interview with Portfolio Manager
George E. Mueller, Jr.......................................................   4

Historical Performance......................................................   6

Smith Barney Investment Grade Bond Fund
at a Glance.................................................................   8

Schedule of Investments.....................................................   9

Statement of Assets and Liabilities.........................................  12

Statement of Operations.....................................................  13

Statements of Changes in Net Assets.........................................  14

Notes to Financial Statements...............................................  15

Financial Highlights........................................................  18

Independent Auditors' Report................................................  22

Tax Information.............................................................  23

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO OMITTED]                     [PHOTO OMITTED]

Heath B.                            George E.
McLendon                            Mueller, Jr.

Chairman                            Vice President and
                                    Investment Officer

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Investment Grade Bond Fund ("Fund") for the year ended December 31, 1997. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. In addition, an interview with George E. Mueller, Jr., the Fund's portfolio manager, appears on page four.

Performance Update

For the year ended December 31, 1997, the Fund generated a total return of 17.10% for Class A shares, significantly outperforming its Lipper Analytical Services, Inc. ("Lipper") peer group total return of 9.17% for the same period. (Lipper is a major independent fund-tracking organization.)

Market and Economic Update

If we had known in December of 1996 that the year would bring only one Federal Reserve Board ("Fed") tightening, Fed Chairman Alan Greenspan worrying about inflation, historically low unemployment, stellar corporate profits and the yield for the 30-year U.S. Treasury closing the year below 6%, we would have voted to put the year's events in Ripley's Believe or Not.

Once again, the U.S. economy continues to grow robustly and well above its historical trend (which, according to the Fed, is an annual economic growth rate of roughly 2%). In addition, inflation at both the wholesale and retail levels remained subdued. All of these conditions are ideal for bonds.

For all of 1997, the Consumer Price Index ("CPI") was up roughly 1.7%. So much for the theory that inflation has to be part of the mix in a growing U.S. economy. What has happened over the past five to seven years continued again in 1997 - namely, U.S. corporate productivity and profitability improved as management became more efficient using capital and labor. One would have to go back to the 1950s to find a period when these positive circumstances existed. While 1998 is not 1958, we think the forces that have fueled the economy's recovery and the splendid performance from stocks and bonds to date will continue.

In the fourth quarter of 1997, many Asian economies suffered a tremendous jolt in terms of their financial stability and level of economic activity. While its eventual impact on the U.S. economy remains an open question, we believe that the reduction of activity in the Asian markets will no doubt slow down U.S. economic activity. U.S. exports will have an especially hard time growing while imports will probably increase. The net effect is an annual U.S. economic growth rate of about 2% or less.

To fathom the ultimate implications about the Asian crisis at this time is extremely difficult. However, we can safely say that there will be a tremendous amount of restructuring in these troubled Asian economies as these countries attempt to reform their financial systems. On the other hand, the U.S. economy is an example of what can go right when a crisis such as the savings and loan situation is addressed and corrected. Today, the U.S. financial system is one of the strongest in the world.

Fiscal year 1998 will probably show a small federal budget surplus for the first time since 1969. This has not been an easy process as defense and other domestic spending has been cut while the U.S. economy continues to grow.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                        1

All of these positive technical factors, including less debt expected to come to market, bode well for bonds.

Investment Strategy

We believe that currently the most promising investments are in corporate bonds and within the corporate bond market the most favorable areas remain media and entertainment, cable and telecommunications, banking and finance and airline sectors. While the Fund already has exposure in these areas, we think they still offer relatively good absolute and total rate of return performance potential in 1998. Specifically, names we own and may add to in the near term include Time Warner Inc., NewsCorp., Walt Disney Corp., American Airlines Inc. and Delta Airlines Inc.

We think the media and cable areas are particularly attractive because these companies have reduced their long-term debt on their balance sheets. For example, Time Warner Inc. in 1997 continued to shrink its interest-rate costs. Moreover, Hollywood had a tremendous year in 1997, as U.S. consumers paid top dollar for blockbuster epics.

We believe the airline industry in 1998 will still benefit from lower costs, specifically the lower cost of fuel, the lion's share of their current costs. In addition, there appears to be an overbalance of supply in the world oil markets. The banking and finance industries should benefit from ongoing mergers.

As noted, the extremely positive technical factors in the U.S. government bond market will be emulated in the corporate market, but to a lesser degree. Corporations have already improved their balance sheets with improved cash flow and the decisions facing treasurers of major U.S. corporations as to whether or not to extend maturities in a low interest-rate environment.

It is our view that most corporate treasurers will opt to finance more in the short- to intermediate-term area of the market as opposed to the longer-term even though the yield curve is fairly flat. (The yield curve shows the difference between short- and long-term yields.) If we are right about short-term rates declining in the second half of the year, this will allow corporations to issue more intermediate-term debt at lower rates. In fact, we believe that bonds in 1998 will still represent significant value. (Our definition of value in the bond market is the real rate of return for bonds minus the current rate of inflation.)

Outlook

Looking ahead at the bond market in 1998, we expect a continuation of slower economic growth, low levels of inflation and some improvement in corporate profits; this should keep the Fed's monetary policy on hold for the first part of the year. Yet we do not anticipate a recession.

Our outlook for interest rates in the coming year is that the yield from the U.S. Treasury 30-year bond should approach roughly 5.25% by year end. In addition, we think that the Fed will lower short-term interest rates in the second half of the year, a not unanimously shared view at this point in time. But we think the need for lower rates will become more evident as economic growth slows in the first and second quarters of 1998.

And while Fed Chairman Greenspan has done a tremendous job so far in keeping inflation in check, it's important that the Fed maintains its strict vigilance. In other words, as long as the Fed talks and acts tough on inflation, the financial markets will respond positively.


--------------------------------------------------------------------------------
2                                             1997 Annual Report to Shareholders

In closing, thank you for investing in the Smith Barney Investment Grade Bond Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon               /s/ George E. Mueller, Jr.

Heath B. McLendon                   George E. Mueller, Jr.
Chairman                            Vice President and
                                    Investment Officer

January 26, 1998

 Top Ten Holdings*                                       As of December 31, 1997
--------------------------------------------------------------------------------
 1. U.S. Treasury Strip                                                     6.3%
--------------------------------------------------------------------------------
 2. NationsBank Corp.                                                       4.6
--------------------------------------------------------------------------------
 3. Walt Disney Corp.                                                       4.4
--------------------------------------------------------------------------------
 4. Coca-Cola Enterprises Inc.                                              4.1
--------------------------------------------------------------------------------
 5. IBM Corp.                                                               4.1
--------------------------------------------------------------------------------
 6. Amgen Inc.                                                              4.0
--------------------------------------------------------------------------------
 7. American General Corp.                                                  4.0
--------------------------------------------------------------------------------
 8. Ford Motor Co.                                                          4.0
--------------------------------------------------------------------------------
 9. News America Holdings Inc.                                              3.9
--------------------------------------------------------------------------------
10. Republic NY Corp.                                                       3.9
--------------------------------------------------------------------------------
* As a percentage of total investments.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                        3

--------------------------------------------------------------------------------
An Interview with Portfolio Manager
George E. Mueller, Jr.
--------------------------------------------------------------------------------

George E. Mueller is a Director of Smith Barney Inc. and portfolio manager of the Smith Barney Investment Grade Bond Fund. Prior to joining the firm in 1985, he was a portfolio manager for pension and charitable foundation accounts at Chase Manhattan Bank. George holds a B.A. from Duquesne University and a M.B.A. from Pace University. In this interview, George discusses the bond market rally, events in Asia, deflation and why he thinks investment grade bonds deserve a place in almost every fund portfolio, especially in volatile times such as these.

George, many mutual fund investors have begun to gravitate to bond funds recently. Why?

George: This has been a generally positive time for bonds. Each time rates go down, bond values rise. And the longer a fund's maturity, the greater the price move. Yields from long-term government bonds have declined and whether this trend continues is subject to debate. Yet, from our perspective, the trend of declining yields and rising prices is still in place for many reasons.

Long-term rates are governed, not only by the current rate of inflation, but what it's likely to be in the future. Consider the 1970s when inflation was on the rise and long-term bond yields peaked out at 15%. We've seen a reverse of that over the last ten to fifteen years. Most measures of inflation such as the Consumer Price Index ("CPI") or Producer's Price Index ("PPI") indicate that the annual rate of inflation is currently somewhere between 1.5%-2.0%. There may still be quite a bit of value in bonds today based on that rate of inflation.

The data out there doesn't indicate that inflation is accelerating in any meaningful way. In fact, although wage pressures are rising, productivity gains in the U.S. over the past few years have been impressive. According to government figures, the productivity of the average worker has improved at roughly 1.5% a year during the past two years. We think the actual number may be higher, especially in dynamic areas of the economy such as health care and technology.

George, why are investment grade bonds attractive investment opportunities?

George: Investment grade bonds are those bonds rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Services, or have an equivalent rating by any nationally recognized statistical rating organization, or determined by a portfolio manager to be of equivalent quality. The corporations that issue these types of bonds have theoretically less credit risk. Yet that's only the standard definition.

And while there are many corporations in the investment grade bond universe with a letter rating, our goal as managers is to try to determine what a corporation's credit rating will be in the future. We try to identify relative value in the corporate bond market and there are parallels between what we do and how stock pickers try to find value in stocks by analyzing a company's future earnings growth potential.

In fact, over the past few years, there have been many upgrades in corporate debt in general during the current economic expansion. Earnings are growing and corporate balance sheets have improved. If you're a bond holder, that's exactly what you want from corporations issuing debt.


--------------------------------------------------------------------------------
4                                             1997 Annual Report to Shareholders

Are there any other factors that have contributed to the recent rally in bonds?

George: In the late 1980s, I identified four themes -- deregulation, disinflation, demographics and democracy -- that I thought would influence the bond market this decade. For example, take demographics. Bonds are benefiting from important demographic changes in society. As people get older and the need to save for retirement grows, more money flows into financial assets and that's been great for bonds. In addition, older investors need more income which has been positive for bonds because bonds are an important way to generate income.

George, Federal Reserve Board Chairman Alan Greenspan recently cited deflation as a potential threat to the economy. What's your view on deflation?

George: Deflation is a decline in the prices of goods and services, while disinflation is a slowing down in the rate of price increases. Disinflation means you don't have pricing power today, but there aren't any major imbalances or dislocations to the economy. Deflation is when there are major imbalances, too much supply and little or no demand. We don't see deflation as a threat right now.

What are some of the keys to successful bond investing?

George: Maintain a long-term view. Stick to a disciplined investment strategy and don't let short-term events cause you to second guess your original analysis. Bond investors who try to time the market are asking for trouble.

Our approach to bond investing is total return-oriented. While our maturity structure may be more sensitive to interest rate fluctuations than some other managed funds, we believe our strategy can offer investors greater total return potential over the long term.

George, what's your view on the recent turmoil in Asia and its potential impact on the global markets?

George: I think what's going on in the markets right now is a period of reevaluation. Currency devaluation in Southeast Asia has generated anxiety about financial assets throughout the world. What we have seen is a genuine flight to quality. Investors are asking, "What is the future of these emerging market economies compared to the U.S.?"

Right now, the U.S. has a robust economy, a falling national deficit and a strong regulatory framework with respect to its financial markets. All of these factors have made U.S. bonds extremely attractive.

George, thanks for sharing your thoughts with us today.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                        5

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                           Net Asset Value
                                      -------------------------
                                      Beginning           End            Income        Capital Gain          Return        Total
Year Ended                             of Year          of Year         Dividends      Distributions       of Capital     Returns(1)
====================================================================================================================================
12/31/97                               $12.27            $13.19           $0.80            $0.28             $0.00         17.10%
------------------------------------------------------------------------------------------------------------------------------------
12/31/96                                13.25             12.27            0.76             0.12              0.00         (0.47)
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                                10.67             13.25            0.89             0.16              0.00         35.29
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                                13.01             10.67            0.86             0.31              0.03         (8.95)
------------------------------------------------------------------------------------------------------------------------------------
12/31/93                                11.89             13.01            0.89             0.14              0.00         18.45
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/92                  11.67             11.89            0.14             0.00              0.01          3.25
====================================================================================================================================
  Total                                                                   $4.34            $1.01             $0.04
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                           Net Asset Value
                                      -------------------------
                                      Beginning           End            Income        Capital Gain          Return        Total
Year Ended                             of Year          of Year         Dividends      Distributions       of Capital     Returns(1)
====================================================================================================================================
12/31/97                               $12.29            $13.19           $0.75            $0.28             $0.00         16.44%
------------------------------------------------------------------------------------------------------------------------------------
12/31/96                                13.25             12.29            0.68             0.12              0.00         (0.89)
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                                10.67             13.25            0.83             0.16              0.00         34.63
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                                13.01             10.67            0.80             0.31              0.03         (9.41)
------------------------------------------------------------------------------------------------------------------------------------
12/31/93                                11.89             13.01            0.83             0.14              0.00         18.06
------------------------------------------------------------------------------------------------------------------------------------
12/31/92                                11.80             11.89            0.83             0.00              0.03          8.36
------------------------------------------------------------------------------------------------------------------------------------
12/31/91                                10.43             11.80            0.87             0.00              0.00         22.50
------------------------------------------------------------------------------------------------------------------------------------
12/31/90                                11.01             10.43            0.87             0.00              0.00          2.98
------------------------------------------------------------------------------------------------------------------------------------
12/31/89                                10.33             11.01            0.87             0.00              0.00         15.57
------------------------------------------------------------------------------------------------------------------------------------
12/31/88                                10.55             10.33            0.88             0.00              0.00          6.43
------------------------------------------------------------------------------------------------------------------------------------
12/31/87                                12.91             10.55            1.12             0.89              0.00         (2.83)
====================================================================================================================================
  Total                                                                   $9.33            $1.90             $0.06
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares
--------------------------------------------------------------------------------

                                           Net Asset Value
                                      -------------------------
                                      Beginning           End            Income        Capital Gain          Return        Total
Year Ended                             of Year          of Year         Dividends      Distributions       of Capital     Returns(1)
====================================================================================================================================
12/31/97                               $12.30            $13.18           $0.77            $0.28             $0.00         16.41%
------------------------------------------------------------------------------------------------------------------------------------
12/31/96                                13.26             12.30            0.69             0.12              0.00         (0.83)
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                                10.67             13.26            0.83             0.16              0.00         34.74
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                                13.01             10.67            0.80             0.31              0.03         (9.41)
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/93                  12.56             13.01            0.69             0.14              0.00         10.38+
====================================================================================================================================
  Total                                                                   $3.78            $1.01             $0.03
====================================================================================================================================


--------------------------------------------------------------------------------
6                                             1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                           Net Asset Value
                                      -------------------------
                                      Beginning           End            Income        Capital Gain          Return        Total
Year Ended                             of Year          of Year         Dividends      Distributions       of Capital     Returns(1)
====================================================================================================================================
12/31/97                               $12.28            $13.19           $0.85            $0.28             $0.00         17.44%
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/96                  13.03             12.28            0.72             0.12              0.00         1.01+
====================================================================================================================================
  Total                                                                   $1.57            $0.40             $0.00
====================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                Without Sales Charge(1)
                                        ----------------------------------------
                                        Class A    Class B    Class C    Class Y
================================================================================
Year Ended 12/31/97                      17.10%     16.44%     16.41%     17.44%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97                11.20      10.68        N/A        N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/97                   N/A      10.82        N/A        N/A
--------------------------------------------------------------------------------
Inception* through 12/31/97              11.54      12.19       9.54       9.42
================================================================================

                                                  With Sales Charge(2)
                                        ----------------------------------------
                                        Class A    Class B    Class C    Class Y
================================================================================
Year Ended 12/31/97                      11.82%     11.94%     15.41%     17.44%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97                10.18      10.55        N/A        N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/97                   N/A      10.82        N/A        N/A
--------------------------------------------------------------------------------
Inception* through 12/31/97              10.55      12.19       9.54       9.42
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge(1)
================================================================================
Class A (Inception* through 12/31/97)                             75.56%
--------------------------------------------------------------------------------
Class B (12/31/87 through 12/31/97)                              179.30
--------------------------------------------------------------------------------
Class C (Inception* through 12/31/97)                             55.50
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/97)                             18.63
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 4.50% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, C and Y shares are November 6, 1992, January 4, 1982, February 26, 1993 and February 7, 1996, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                        7

--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the Smith Barney Investment Grade Bond Fund vs. the Lehman Brothers Long-Term Corporate Bond Index & the Lipper Corporate Debt A-Rated Average+
--------------------------------------------------------------------------------

                         December 1987 -- December 1997

                              [LINE CHART OMITTED]

+ Hypothetical illustration of $10,000 invested in Class B shares on December 31, 1987, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1997. The Lehman Brothers Long-Term Corporate Bond Index is comprised of all publicly issued, fixed rate, non-convertible and dollar-denominated investment-grade corporate debt from a diverse range of industries with an average maturity of approximately 23 years. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Corporate Debt A-Rated Average is composed of the Fund's peer group of 142 mutual funds as of December 31, 1997. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

   [The following table was depicted as a bar graph in the printed material]

                           Industry Diversification*
                          ----------------------------
                           Aerospace & Defense   8.3%
                           Airlines             10.5%
                           Automotive            6.7%
                           Banking              14.1%
                           Beverages            10.3%
                           Bio-Medical           4.6%
                           Electronics/Computers 4.6%
                           Entertainment         7.4%
                           Insurance             4.6%
                           Media Group          12.7%
                           Other                16.2%

* As a percentage of total corporate bonds and notes.

Summary of Investments by Combined Ratings**
---------------------------------------------------

                 Standard         Percentage
     Moody's     & Poor's    of Total Investments
   ------------------------------------------------

       Aaa          AAA                  3.5%

       Aa           AA                  12.1

        A            A                  47.2

       Baa          BBB                 21.1

       Ba           BB                   6.9

       NR           NR                   9.2
                                       -----
                                       100.0%
                                       -----

** As a percentage of total investments.


--------------------------------------------------------------------------------
8                                             1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1997
--------------------------------------------------------------------------------

         FACE
        AMOUNT           RATINGS                      SECURITY                                                            VALUE
====================================================================================================================================
CORPORATE BONDS & NOTES -- 87.7%

Aerospace & Defense -- 7.2%
         $18,500,000       AA+        Boeing Co., Debentures, 6.875% due 10/15/43                                     $ 19,124,375
           2,000,000       A3*        Lockheed Martin Corp., Debentures, 7.750% due 5/1/26                               2,242,500
          17,500,000       A3*        Loral Corp., Debentures, 7.000% due 9/15/23                                       17,784,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        39,151,250
------------------------------------------------------------------------------------------------------------------------------------
Airlines -- 9.2%
                                      AMR Corp., Debentures:
          12,500,000       BBB-         9.000% due 9/15/16                                                              14,859,375
           4,500,000       BBB-         9.880% due 6/15/20                                                               5,900,625
                                      Delta Airlines, Inc., Debentures:
          10,735,000       BBB-         9.000% due 5/15/16                                                              12,707,556
           5,000,000       BBB-         9.750% due 5/15/21                                                               6,431,250
           7,650,000       BB+        United Airlines, Inc., Debentures, 9.750% due 8/15/21                              9,744,188
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        49,642,994
------------------------------------------------------------------------------------------------------------------------------------
Automotive -- 5.9%
          19,400,000       A          Ford Motor Co., Notes, 7.700% due 5/15/2097                                       21,558,250
           9,500,000       A-         General Motors Corp., Debentures, 7.400% due 9/1/25                               10,081,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        31,640,125
------------------------------------------------------------------------------------------------------------------------------------
Banking -- 12.4%
                                      Bank One Corp., Debentures:
           8,000,000       A+           7.750% due 7/15/25                                                               8,850,000
          11,500,000       A+           7.625% due 10/15/26                                                             12,549,375
          23,500,000       A          NationsBank Corp., Debentures, 7.250% due 10/15/25                                24,675,000
          20,000,000       AA-        Republic NY Corp., Debentures, 7.200% due 7/15/2097                               20,850,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        66,924,375
------------------------------------------------------------------------------------------------------------------------------------
Beverages -- 9.1%
           8,500,000       A+         Anheuser Busch Cos. Inc., Debentures, 6.750% due 12/15/27                          8,585,000
                                      Coca-Cola Enterprises Inc., Debentures:
          12,000,000       A+           6.750% due 9/15/23                                                              11,970,000
          10,000,000       A+           6.950% due 11/15/26                                                             10,250,000
          18,300,000       A          Seagrams Co., Ltd., Debentures, 6.875% due 9/1/23                                 18,139,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        48,944,875
------------------------------------------------------------------------------------------------------------------------------------
Bio-Medical -- 4.0%
          19,000,000       A          Amgen Inc., Debentures, 8.125% due 4/1/2097                                       21,802,500
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products -- 1.1%
           6,000,000       BBB-       Fruit of the Loom Corp., Debentures, 7.375% due 11/15/23                           5,902,500
------------------------------------------------------------------------------------------------------------------------------------
Electronics/Computers -- 4.1%
          21,000,000       A          IBM Corp., Debentures, 7.125% due 12/1/2096                                       21,997,500
------------------------------------------------------------------------------------------------------------------------------------
Entertainment -- 6.5%
          12,000,000       BB+        Paramount Communications, Inc., Sr. Debentures,
                                        7.500% due 7/15/23                                                              11,400,000
          21,500,000       A          Walt Disney Corp., Sr. Debentures, 7.550% due 7/15/2093                           23,784,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        35,184,375
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                        9

         FACE
        AMOUNT           RATINGS                      SECURITY                                                            VALUE
====================================================================================================================================
Foods -- 3.4%
        $ 16,000,000       A-         Ralston Purina Co., Debentures, 8.125% due 2/1/23                               $ 18,380,000
------------------------------------------------------------------------------------------------------------------------------------
Health Care -- 2.7%
          14,495,000       BBB        Columbia/HCA Healthcare, Debentures, 7.500% due 11/15/2095                        14,458,763
------------------------------------------------------------------------------------------------------------------------------------
Insurance -- 4.0%
          20,000,000       AA-        American General Corp., Debentures, 7.500% due 7/15/25                            21,650,000
------------------------------------------------------------------------------------------------------------------------------------
Media Group -- 11.1%
          17,500,000       BB         CBS Inc., Notes, 7.125% due 11/1/23                                               16,318,750
          20,000,000       BBB-       News America Holdings Inc., Notes, 7.900% due 12/1/2095                           21,000,000
           2,500,000       BBB-       Time Warner Entertainment, Debentures, 8.375% due 7/15/33                          2,859,375
          19,000,000       BBB-       Time Warner Inc., Debentures, 7.570% due 2/1/04                                   19,950,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        60,128,125
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas -- 1.9%
           9,500,000       BBB+       Apache Corp., Debentures, 7.625% due 11/1/2096                                    10,224,375
------------------------------------------------------------------------------------------------------------------------------------
Publishing -- 0.9%
           4,745,000       A+         Times Mirror Co., Debentures, 7.250% due 11/15/2096                                5,005,975
------------------------------------------------------------------------------------------------------------------------------------
Super National Entity -- 3.5%
                                      International Bank of Reconstruction and Development:
          42,860,000       AAA          Zero coupon due 7/15/29                                                          6,268,275
          90,000,000       AAA          Zero coupon due 3/11/31                                                         12,712,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,980,775
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.7%
           5,000,000       AA         Motorola Inc., Debentures, 5.220% due 10/1/2097                                    3,918,750
------------------------------------------------------------------------------------------------------------------------------------
                                      TOTAL CORPORATE BONDS & NOTES
                                      (Cost -- $431,325,889)                                                           473,937,257
====================================================================================================================================
U.S. GOVERNMENT AGENCIES & OBLIGATIONS -- 9.1%
                                      Financing Corporation Strips, Series 19:
           2,400,000       NR           Zero coupon due 12/6/18                                                            650,015
          21,400,000       NR           Zero coupon due 6/6/19                                                           5,594,388
           3,000,000       NR         U.S. Treasury Bond, 6.375% due 8/15/27                                             3,167,580
           6,000,000       NR         U.S. Treasury Bond, 6.125% due 11/15/27                                            6,170,820
         170,000,000       NR         U.S. Treasury Strip, zero coupon due 2/15/25                                      33,850,400
------------------------------------------------------------------------------------------------------------------------------------
                                      TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                                      (Cost -- $41,296,413)                                                             49,433,203
====================================================================================================================================
YANKEE BONDS -- 3.2%
Foreign Government -- 3.2%
------------------------------------------------------------------------------------------------------------------------------------
           1,600,000       A+         Hydro-Quebec, Debentures, Series HE,
                                        8.625% due 6/15/29                                                               1,946,000
          15,000,000       A+         Quebec Province, 7.125% due 2/9/24                                                15,506,250
------------------------------------------------------------------------------------------------------------------------------------
                                      TOTAL YANKEE BONDS
                                      (Cost -- $15,172,375)                                                             17,452,250
====================================================================================================================================
                                      TOTAL INVESTMENTS -- 100%
                                      (Cost -- $487,794,677**)                                                        $540,822,710
====================================================================================================================================

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 11 for definition of ratings.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Rating Services ("Standard & Poor's") except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB      -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa     -- Bonds that are rated "Aaa" are judged to be of the best quality.
           They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A       -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR      -- Indicates that the bond is not rated by Standard & Poor's or
           Moody's.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       11

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
      Investments, at value (Cost-- $487,794,677)                 $ 540,822,710
      Cash                                                              378,508
      Interest receivable                                             8,844,225
      Receivable for Fund shares sold                                   877,947
--------------------------------------------------------------------------------
      Total Assets                                                  550,923,390
--------------------------------------------------------------------------------
LIABILITIES:
      Payable for Fund shares purchased                                 248,637
      Investment advisory fees payable                                  210,387
      Administration fees payable                                        92,672
      Distribution fees payable                                          82,467
      Accrued expenses                                                   35,702
--------------------------------------------------------------------------------
      Total Liabilities                                                 669,865
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 550,253,525
================================================================================
NET ASSETS:
      Par value of capital shares                                 $      41,726
      Capital paid in excess of par value                           497,135,687
      Overdistributed net investment income                             (14,263)
      Accumulated net realized gain on security transactions             62,342
      Net unrealized appreciation of investments                     53,028,033
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 550,253,525
================================================================================
Shares Outstanding:
      Class A                                                        16,800,093
      --------------------------------------------------------------------------
      Class B                                                        18,898,019
      --------------------------------------------------------------------------
      Class C                                                           772,323
      --------------------------------------------------------------------------
      Class Y                                                         5,255,919
      --------------------------------------------------------------------------
Net Asset Value:
      Class A (and redemption price)                                    $ 13.19
      --------------------------------------------------------------------------
      Class B*                                                          $ 13.19
      --------------------------------------------------------------------------
      Class C**                                                         $ 13.18
      --------------------------------------------------------------------------
      Class Y (and redemption price)                                    $ 13.19
      --------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
      (net asset value plus 4.71% of net asset value)                   $ 13.81
================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 2).

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
       Interest                                                     $ 36,173,355
--------------------------------------------------------------------------------
EXPENSES:
       Distribution fees (Note 2)                                      2,374,695
       Investment advisory fees (Note 2)                               2,183,438
       Administration fees (Note 2)                                      969,973
       Shareholder and system servicing fees                             336,542
       Registration fees                                                  62,000
       Shareholders communications                                        52,647
       Audit and legal                                                    29,199
       Custody                                                            21,601
       Directors' fees                                                    19,998
       Other                                                              10,019
--------------------------------------------------------------------------------
       Total Expenses                                                  6,060,112
--------------------------------------------------------------------------------
Net Investment Income                                                 30,113,243
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
       Realized Gain From Security Transactions
         (excluding short-term securities):
           Proceeds from sales                                       186,659,876
           Cost of securities sold                                   186,168,999
--------------------------------------------------------------------------------
       Net Realized Gain                                                 490,877
--------------------------------------------------------------------------------
       Change in Net Unrealized Appreciation of Investments:
         Beginning of year                                             6,512,323
         End of year                                                  53,028,033
--------------------------------------------------------------------------------
       Increase in Net Unrealized Appreciation                        46,515,710
--------------------------------------------------------------------------------
Net Gain on Investments                                               47,006,587
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 77,119,830
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       13

--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                            1997           1996
=====================================================================================================
OPERATIONS:
       Net investment income                                           $  30,113,243   $  30,913,830
       Net realized gain                                                     490,877      17,859,048
       Increase (decrease) in net unrealized appreciation                 46,515,710     (53,599,658)
-----------------------------------------------------------------------------------------------------
       Increase (Decrease) in Net Assets From Operations                  77,119,830      (4,826,780)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                             (30,120,161)    (28,812,734)
       Net realized gains                                                (11,863,548)     (4,763,509)
-----------------------------------------------------------------------------------------------------
       Decrease in Net Assets From
         Distributions to Shareholders                                   (41,983,709)    (33,576,243)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
       Net proceeds from sale of shares                                  111,670,482      95,481,067
       Net asset value of shares issued for reinvestment of dividends     26,895,416      24,865,353
       Cost of shares reacquired                                        (112,679,564)   (111,387,406)
-----------------------------------------------------------------------------------------------------
       Increase in Net Assets From Fund Share Transactions                25,886,334       8,959,014
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                         61,022,455     (29,444,009)
NET ASSETS:
       Beginning of year                                                 489,231,070     518,675,079
-----------------------------------------------------------------------------------------------------
       End of year*                                                    $ 550,253,525   $ 489,231,070
=====================================================================================================
   * Includes overdistributed net investment income of:                $     (14,263)  $      (7,345)
=====================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Investment Grade Bond Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and four other separate investment portfolios: Smith Barney Government Securities Fund, Smith Barney Special Equities Fund, Smith Barney Managed Growth Fund and Concert Peachtree Growth Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (i) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Portfolio pays MMC an advisory fee calculated at an annual rate of 0.45% of the average daily net assets up to $500 million and 0.42% of the average daily net assets thereafter. This fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares. For the year ended December 31, 1997, SB received sales charges of approximately $122,000 on sales of the Portfolio's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       15

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

year of purchase. For the year ended December 31, 1997, CDSCs paid to SB were approximately:

                                                            Class B      Class C
================================================================================
CDSCs                                                       $375,000      $1,000
================================================================================

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the year ended December 31, 1997, total Distribution Plan fees incurred were:

                                             Class A       Class B      Class C
================================================================================
Distribution Plan Fees                       $508,201     $1,813,383     $53,111
================================================================================

All officers and one Director of the Fund are employees of SB.

3. Investments

During the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $193,754,844
--------------------------------------------------------------------------------
Sales                                                                186,659,876
================================================================================

At December 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                        $54,037,623
Gross unrealized depreciation                                        (1,009,590)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $53,028,033
================================================================================

4. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares

At December 31, 1997, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At December 31, 1997, total paid-in capital amounted to the following for each class:

                                                                       Amount
================================================================================
Class A                                                             $188,578,612
--------------------------------------------------------------------------------
Class B                                                              233,400,918
--------------------------------------------------------------------------------
Class C                                                                9,510,336
--------------------------------------------------------------------------------
Class Y                                                               65,687,547
================================================================================


--------------------------------------------------------------------------------
16                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                      Year Ended                   Year Ended
                                   December 31, 1997           December 31, 1996*
                               -------------------------   --------------------------
                                 Shares        Amount         Shares       Amount
=====================================================================================
Class A
Shares sold                     2,018,307   $(25,387,184    2,058,458   $(25,299,353
Shares issued on reinvestment   1,047,988     13,225,978      991,797     12,112,796
Shares redeemed                (3,049,019)   (37,795,554)  (3,352,017)   (40,540,251)
-------------------------------------------------------------------------------------
Net Increase (Decrease)            17,276   $    817,608     (301,762)  $ (3,128,102)
=====================================================================================
Class B
Shares sold                     2,694,477   $ 33,815,305    3,938,648   $ 48,026,162
Shares issued on reinvestment   1,037,967     13,118,499    1,016,702     12,428,663
Shares redeemed                (5,862,166)   (72,691,585)  (5,704,337)   (69,325,860)
-------------------------------------------------------------------------------------
Net Decrease                   (2,129,722)  $(25,757,781)    (748,987)  $ (8,871,035)
=====================================================================================
Class C
Shares sold                       356,734   $  4,528,296      362,134   $  4,404,390
Shares issued on reinvestment      43,331        550,683       26,633        323,894
Shares redeemed                  (174,512)    (2,188,857)    (126,244)    (1,521,295)
-------------------------------------------------------------------------------------
Net Increase                      225,553   $  2,890,122      262,523   $  3,206,989
=====================================================================================
Class Y
Shares sold                     3,776,693   $ 47,939,697    1,479,476   $ 17,751,162
Shares issued on reinvestment          20            256           --             --
Shares redeemed                      (270)        (3,568)          --             --
-------------------------------------------------------------------------------------
Net Increase                    3,776,443   $ 47,936,385    1,479,476   $ 17,751,162
=====================================================================================

* For Class Y shares, transactions are for the period from February 7, 1996 (inception date) to December 31, 1996.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       17

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                  1997          1996          1995(1)          1994(1)          1993(1)
=======================================================================================================================
Net Asset Value, Beginning of Year         $     12.27    $     13.25    $     10.67      $     13.01      $     11.89
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                           0.80           0.80           0.83             0.74             0.88
  Net realized and unrealized gain (loss)         1.20          (0.90)          2.80            (1.88)            1.27
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               2.00          (0.10)          3.63            (1.14)            2.15
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.80)         (0.76)         (0.89)           (0.86)           (0.89)
  Net realized gains                             (0.28)         (0.12)         (0.16)           (0.31)           (0.14)
  Capital                                           --             --             --            (0.03)              --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                              (1.08)         (0.88)         (1.05)           (1.20)           (1.03)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $     13.19    $     12.27    $     13.25      $     10.67      $     13.01
-----------------------------------------------------------------------------------------------------------------------
Total Return                                     17.10%         (0.47)%        35.29%           (8.95)%          18.45%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $   221,541    $   206,002    $   226,373      $   181,334      $    10,136
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.02%          1.04%          1.11%            1.11%            1.11%
  Net investment income                           6.43           6.63           7.02             7.35             6.67
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             39%            48%            49%              18%              65%
=======================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.


--------------------------------------------------------------------------------
18                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class B Shares                                 1997           1996           1995(1)         1994(1)          1993(1)
======================================================================================================================
Net Asset Value, Beginning of Year         $     12.29    $     13.25    $     10.67      $     13.01      $     11.89
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                           0.75           0.74           0.77             0.82             0.80
  Net realized and unrealized gain (loss)         1.18          (0.90)          2.80            (2.02)            1.29
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.93          (0.16)          3.57            (1.20)            2.09
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.75)         (0.68)         (0.83)           (0.80)           (0.83)
  Net realized gains                             (0.28)         (0.12)         (0.16)           (0.31)           (0.14)
  Capital                                           --             --             --            (0.03)              --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                              (1.03)         (0.80)         (0.99)           (1.14)           (0.97)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $     13.19    $     12.29    $     13.25      $     10.67      $     13.01
----------------------------------------------------------------------------------------------------------------------
Total Return                                     16.44%         (0.89)%        34.63%           (9.41)%          18.06%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $   249,203    $   258,331    $   288,533      $   221,120      $   476,088
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.51%          1.54%          1.61%            1.57%            1.58%
  Net investment income                           5.95           6.13           6.51             6.89             6.20
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             39%            48%            49%              18%              65%
======================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       19

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class C Shares                                 1997          1996        1995(1)
       1994(1)     1993(1)(2)
================================================================================
================================
Net Asset Value, Beginning of Year         $    12.30    $    13.26   $    10.67
     $    13.01    $    12.56
--------------------------------------------------------------------------------
--------------------------------
Income (Loss) From Operations:
  Net investment income                          0.72          0.75         0.78
           0.75          0.63
  Net realized and unrealized gain (loss)        1.21         (0.90)        2.80
          (1.95)         0.65
--------------------------------------------------------------------------------
--------------------------------
Total Income (Loss) From Operations              1.93         (0.15)        3.58
          (1.20)         1.28
--------------------------------------------------------------------------------
--------------------------------
Less Distributions From:
  Net investment income                         (0.77)        (0.69)      (0.83)
         (0.80)        (0.69)
  Net realized gains                            (0.28)        (0.12)      (0.16)
         (0.31)        (0.14)
  Capital                                          --            --           --
          (0.03)           --
--------------------------------------------------------------------------------
--------------------------------
Total Distributions                             (1.05)        (0.81)      (0.99)
         (1.14)        (0.83)
--------------------------------------------------------------------------------
--------------------------------
Net Asset Value, End of Year               $    13.18    $    12.30   $    13.26
     $    10.67    $    13.01
--------------------------------------------------------------------------------
--------------------------------
Total Return                                    16.41%        (0.83)%     34.74%
         (9.41)%       10.38%++
--------------------------------------------------------------------------------
--------------------------------
Net Assets, End of Year (000s)             $   10,182    $    6,724   $    3,769
     $      999    $      208
--------------------------------------------------------------------------------
--------------------------------
Ratios to Average Net Assets:
  Expenses                                       1.49%         1.42%       1.56%
          1.57%         1.61%+
  Net investment income                          5.93          6.28         6.55
           6.89          6.17+
--------------------------------------------------------------------------------
--------------------------------
Portfolio Turnover Rate                            39%           48%         49%
            18%           65%
================================================================================
================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from February 26, 1993 (inception date) to December 31,
      1993.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
20                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class Y Shares                                         1997           1996(1)
================================================================================
Net Asset Value, Beginning of Year                   $ 12.28         $ 13.03
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                 0.83            0.75
  Net realized and unrealized gain (loss)               1.21           (0.66)
--------------------------------------------------------------------------------
Total Income From Operations                            2.04            0.09
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                (0.85)          (0.72)
  Net realized gains                                   (0.28)          (0.12)
--------------------------------------------------------------------------------
Total Distributions                                    (1.13)          (0.84)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                         $ 13.19         $ 12.28
--------------------------------------------------------------------------------
Total Return                                           17.44%           1.01%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                       $69,328         $18,174
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                              0.69%           0.72%+
  Net investment income                                 6.63            7.34+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                   39%             48%
================================================================================

(1)   For the period from February 7, 1996 (inception date) to December 31,
      1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       21

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Investment Funds Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Investment Grade Bond Fund of Smith Barney Investment Funds Inc. as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 1994 were audited by other auditors whose report thereon, dated February 10, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Investment Grade Bond Fund of Smith Barney Investment Funds Inc. as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.


                                                   /s/ KPMG Peat Marwick LLP

New York, New York
February 10, 1998


--------------------------------------------------------------------------------
22                                            1997 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 1997:

      o 6.33% of the dividends paid by the Portfolio from net investment income as tax exempt for regular Federal income tax purposes.

      o The Taxpayer Relief Act of 1997 enacted differing rates of tax on various long-term capital gain transactions. As a result, the Fund designated total long-term capital gain distributions paid of $11,863,548:

                o $11,794,924 are considered "28 percent rate gains".

                o $68,624 are considered "20 percent rate gains".


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       23

Smith Barney
Investment Grade
Bond Fund

Directors

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Ken Miller
John F. White

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

George E. Mueller, Jr.
Vice President and Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser

Mutual Management Corp.

Distributor

Smith Barney Inc.
PFS Distributor, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney

      A Member of TravelersGroup[LOGO]

Smith Barney
Investment Grade Bond Fund
388 Greenwich Street
New York, New York 10013
www.smithbarney.com

FD0317 2/98

[GRAPHIC]


Smith Barney
Special
Equities Fund

[GRAPHIC]

-------------
ANNUAL REPORT
-------------

December 31, 1997


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(sm)

Smith Barney
Special Equities Fund
================================================================================

The Smith Barney Special Equities Fund seeks to provide long-term capital appreciation by investing in equity securities that are believed to have superior appreciation potential. They may be securities of companies in their development stage, or may be older companies that appear to be entering a new stage of more rapid growth.

Smith Barney Special Equities Fund's
Average Annual Total Returns Ended
December 31, 1997

                                         Without Sales Charge*
                            ----------------------------------------------------
                            Class A             Class B           Class C
================================================================================
One-Year                     (5.66)%             (6.38)%           (6.38)%
--------------------------------------------------------------------------------
Five-Year                    12.76               11.94               N/A
--------------------------------------------------------------------------------
Ten-Year                       N/A               10.81               N/A
--------------------------------------------------------------------------------
Since Inception++            14.38                9.34              4.47
================================================================================

                                          With Sales Charge**
                            ----------------------------------------------------
                            Class A             Class B           Class C
================================================================================
One-Year                    (10.38)%            (11.06)%           (7.31)%
--------------------------------------------------------------------------------
Five-Year                    11.62               11.81               N/A
--------------------------------------------------------------------------------
Ten-Year                       N/A               10.81               N/A
--------------------------------------------------------------------------------
Since Inception++            13.25                9.34              4.47
================================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.
** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
++ Inception dates for Class A, B and C shares are November 6, 1992, December 13, 1982 and October 18, 1993, respectively.

================================================================================
FUND HIGHLIGHT
================================================================================

The Fund's performance was extremely disappointing and was caused by the underperformance of select stock holdings and the overall weakness of portions of the small-cap stock sector. While the overall malaise in the small-cap sector did not help, the Fund was additionally impacted by certain positions that failed to meet our performance expectations.

================================================================================
NASDAQ SYMBOL
================================================================================

             Class A                          HSEAX
             Class B                          HSPEX
             Class C                          HSECX

================================================================================
WHAT'S INSIDE
================================================================================

Shareholder Letter ...............................................       1
Historical Performance ...........................................       4
Smith Barney Special Equities Fund
at a Glance ......................................................       7
Schedule of Investments ..........................................       8
Statement of Assets and Liabilities ..............................      11
Statement of Operations ..........................................      12
Statements of Changes in Net Assets ..............................      13
Notes to Financial Statements ....................................      14
Financial Highlights .............................................      18
Independent Auditors' Report .....................................      21

================================================================================
Shareholder Letter
================================================================================

[PHOTO]                                         [PHOTO]


HEATH B.                                        GEORGE V.
MCLENDON                                        NOVELLO

Chairman                                        Vice President and
                                                Investment Officer



Dear Shareholder:

Presented for your review is the annual report for the Smith Barney Special Equities Fund ("Fund") for the year ended December 31, 1997. In this report, we discuss stock market conditions and outline our investment strategy in 1997. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow.

Fund Performance

For the year ended December 31, 1997, the Fund returned -5.66% for Class A shares without sales charges which compares unfavorably to the total return of the Russell 2000 Index of 22.36%. (The Russell 2000 Index is made up of 2,000 smaller-capitalized U.S.-based companies whose common stocks trade on either the New York, American or Nasdaq stock exchanges.) The Fund's performance was extremely disappointing and was caused by the underperformance of select stock holdings and the overall weakness of portions of the small-cap stock sector.

While the overall malaise in the small-cap sector did not help, the Fund was additionally impacted by certain positions that failed to meet our performance expectations. Planet Hollywood International, for example, a company that operates movie-themed restaurants on a global basis, suffered a decline in price related to lower-than-anticipated same store sales.

Gucci, which was a large holding for the Fund for a majority of 1997, may well have been one of the early signs of the Asian turmoil. The company's stock began to slide in late spring as rumors began to circulate that indicated Far East revenues were coming under pressure. The stock's slide was so rapid and dramatic that when one could react, most of the damage had been done.

Baan Co., NV, a company that provides client/server Enterprise Resource Planning Software, suffered the same fate as so many technology companies did. Despite pretty good earnings, its stock price suffered from enormous volatility, and fell sharply during the decline in technology stocks the second half of the year. Again, the decline was so swift that any reaction was too late. And while we did sell a portion of the stock at a large profit, its decline did impact overall performance.

While the Fund's overall performance was negative, there were some bright spots in the portfolio. For example, WinStar Communications rose more than 25% during the year. (WinStar is a telecommunications service provider in 47 of the 50 largest metropolitan areas in the U.S.) Another company, Univision, rose 100% in 1997. This company owns the nation's largest Spanish-speaking television network. Chancellor Media, another company we own, appreciated by more than 200%. Chancellor Media is the owner and operator of the second-largest broadcasting station complex in the U.S. And finally, Starbucks ended the year with an impressive 28% rise in its share price. While the Fund did indeed underperform versus its benchmark, we believe that the strength displayed by some of our more important positions are the building blocks for a hopefully better year in 1998.


--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                             1

--------------------------------------------------------------------------------
Special Shareholder Notice

As you know, the Smith Barney Special Equities Fund seeks to achieve its investment objective of long-term capital appreciation by investing primarily in equity securities of growth companies generally not within the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). These companies may not have reached a fully mature stage of earnings growth, since they may still be in the developmental stage, or may be older companies which appear to be entering a new stage of more rapid earnings progress due to factors such as a management change or development of new technology, products or markets.

In an effort to improve Fund performance, and consistent with the Fund's objective and policy, the Board of Directors has approved a proposal by the Fund's Investment Adviser to expand the companies evaluated for investment by the Fund to include small-capitalization companies representative of the broad benchmarks (e.g., Russell 2000 Index, S&P 400 and S&P 500) against which the Fund's performance is frequently judged. The Investment Adviser believes that having the flexibility to invest in companies representative of the broader market, in addition to those selected for their superior appreciation potential, will aid the Fund in achieving more consistent relative performance and with our attempts to reduce volatility going forward.

In addition to its fundamental analysis of companies to identify those with superior appreciation potential, the Fund's Investment Adviser will now utilize an actively managed quantitative investment strategy to isolate securities that are believed to have a high probability of outperforming their respective industry/sector peer groups. In implementing this quantitative investment strategy, the portfolio manager is supported by investment professionals, including a team that is quantitatively oriented.
--------------------------------------------------------------------------------

Market Update

The year 1997 started off quite weak with small-cap stocks leading the decline and bottoming out in April. Coming out of April, however, small-caps showed tremendous resiliency as investor fears over inflation and higher interest rates subsided. Unfortunately, this small-cap rally was not exactly long-lived. A general market sell-off in the fourth quarter of 1997 ended a volatile year, as troubled financial markets in Southeast Asia suggested a moderate global economic slowdown in 1998. Much to our disappointment, the small-cap stock sector underperformed for the second year in a row. As previously noted, the Fund was negatively impacted to a greater extent than the market due to a few disappointing stocks and its narrower concentration of holdings.

The economy remained extraordinarily healthy and, on that score, the Federal Reserve Board ("Fed") maintained its neutral stance by leaving interest rates unchanged despite the slower economic growth in 1997. The bond market rallied and bond investors focused more on the positive inflationary outlook.

Despite their unsatisfactory results, we believe emerging growth stocks are now poised to outperform larger-cap issues, since selected small-cap issues are: 1) undervalued on a relative price/earnings ratio ("P/E") to growth basis (A P/E shows the relationship between a stock's price and the company's earnings for the last four quarters); 2) normally less exposed to troubled Asian countries; and 3) greater beneficiaries of lower interest rates.

Outlook

We believe that the U.S. economy should favor small-cap issues in 1998. Inflation remains subdued and real Gross Domestic Product growth is moderate. Therefore, we do not foresee a Fed interest rate hike any time soon. To that end, we remain optimistic on the outlook for small-cap stocks for 1998.


--------------------------------------------------------------------------------
2                                             1997 Annual Report to Shareholders

Going forward, we will be focusing our investments in the computer technology and telecommunications areas because we believe they offer good relative values. In addition, because of the Fund's greater flexibility to invest in companies representative of the broader market, combined with its actively managed quantitative investment strategy, we are confident that the Fund's long-term prospects have improved. But we should also point out that the small-cap market remains a highly volatile asset class. Small-cap stocks are only suitable for aggressive investors willing to assume this volatility, and higher level of risk, and, most importantly, investors who are committed to a long-term investment strategy.

At this time, we would like to thank you once again for your investment in the Smith Barney Special Equities Fund.

Sincerely,



/s/ Heath B. McLendon                      /s/ George V. Novello

Heath B. McLendon                          George V. Novello
Chairman                                   Vice President and
                                           Investment Officer


January 29, 1998


================================================================================
Top Ten Holdings*                                       As of December 31, 1997
================================================================================
 1. Starbucks Corp.                                                  5.7%
--------------------------------------------------------------------------------
 2. Chancellor Media Corp.                                           5.6
--------------------------------------------------------------------------------
 3. Safeskin Corp.                                                   5.0
--------------------------------------------------------------------------------
 4. Callaway Golf Co.                                                3.7
--------------------------------------------------------------------------------
 5. Planet Hollywood International Inc., Class A Shares              3.7
--------------------------------------------------------------------------------
 6. Ciena Corp.                                                      3.4
--------------------------------------------------------------------------------
 7. Lycos, Inc.                                                      3.1
--------------------------------------------------------------------------------
 8. Uniphase Corp.                                                   3.1
--------------------------------------------------------------------------------
 9. Drill-Quip, Inc.                                                 3.0
--------------------------------------------------------------------------------
10. Ciber, Inc.                                                      2.7
--------------------------------------------------------------------------------

*As a percentage of total common stock.


--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                             3

====================================================================================================================================

Historical Performance -- Class A Shares
====================================================================================================================================


                                   Net Asset Value
                              -------------------------
                              Beginning           End            Income         Capital Gain          Return           Total
Year Ended                     of Year          of Year         Dividends       Distributions        of Capital       Returns(1)
====================================================================================================================================

12/31/97                       $28.11            $26.52          $0.00             $0.00              $0.00            (5.66)%
------------------------------------------------------------------------------------------------------------------------------------

12/31/96                        30.44             28.11           0.00              0.28               0.36            (5.81)
------------------------------------------------------------------------------------------------------------------------------------

12/31/95                        19.10             30.44           0.00              0.76               0.00            63.48
------------------------------------------------------------------------------------------------------------------------------------

12/31/94                        20.23             19.10           0.00              0.00               0.00            (5.59)
------------------------------------------------------------------------------------------------------------------------------------

12/31/93                        15.47             20.23           0.00              0.33               0.00            32.90
------------------------------------------------------------------------------------------------------------------------------------

Inception*--12/31/92            14.13             15.47           0.00              0.00               0.00            9.48+
====================================================================================================================================

Total                                                            $0.00             $1.37              $0.36
====================================================================================================================================

====================================================================================================================================

Historical Performance -- Class B Shares
====================================================================================================================================


                                   Net Asset Value
                              -------------------------
                              Beginning           End            Income         Capital Gain          Return           Total
Year Ended                     of Year          of Year         Dividends       Distributions        of Capital       Returns(1)
====================================================================================================================================

12/31/97                       $27.28            $25.54          $0.00             $0.00              $0.00            (6.38)%
------------------------------------------------------------------------------------------------------------------------------------

12/31/96                        29.76             27.28           0.00              0.28               0.36            (6.44)
------------------------------------------------------------------------------------------------------------------------------------

12/31/95                        18.82             29.76           0.00              0.76               0.00            62.30
------------------------------------------------------------------------------------------------------------------------------------

12/31/94                        20.08             18.82           0.00              0.00               0.00            (6.27)
------------------------------------------------------------------------------------------------------------------------------------

12/31/93                        15.47             20.08           0.00              0.33               0.00            31.93
------------------------------------------------------------------------------------------------------------------------------------

12/31/92                        14.18             15.47           0.00              0.00               0.00             9.10
------------------------------------------------------------------------------------------------------------------------------------

12/31/91                         9.82             14.18           0.00              0.00               0.03            44.76
------------------------------------------------------------------------------------------------------------------------------------

12/31/90                        13.77              9.82           0.29              0.23               0.02           (24.71)
------------------------------------------------------------------------------------------------------------------------------------

12/31/89                        12.04             13.77           0.27              0.00               0.24            18.60
------------------------------------------------------------------------------------------------------------------------------------

12/31/88                        11.48             12.04           0.55              0.30               0.00            12.60
------------------------------------------------------------------------------------------------------------------------------------

12/31/87                        13.02             11.48           0.00              0.14               0.00           (10.91)
====================================================================================================================================

Total                                                            $1.11             $2.04              $0.65
====================================================================================================================================

====================================================================================================================================

Historical Performance -- Class C Shares
====================================================================================================================================


                                   Net Asset Value
                              -------------------------
                              Beginning           End            Income         Capital Gain           Return           Total
Year Ended                     of Year          of Year         Dividends       Distributions        of Capital       Returns(1)
====================================================================================================================================

12/31/97                       $27.28            $25.54          $0.00             $0.00              $0.00            (6.38)%
------------------------------------------------------------------------------------------------------------------------------------

12/31/96                        29.77             27.28           0.00              0.28               0.36            (6.44)
------------------------------------------------------------------------------------------------------------------------------------

12/31/95                        18.82             29.77           0.00              0.76               0.00            62.35
------------------------------------------------------------------------------------------------------------------------------------

12/31/94                        20.08             18.82           0.00              0.00               0.00            (6.27)
------------------------------------------------------------------------------------------------------------------------------------

Inception*--12/31/93            22.62             20.08           0.00              0.33               0.00            (9.77)+
====================================================================================================================================

  Total                                                          $0.00             $1.37              $0.36
====================================================================================================================================



--------------------------------------------------------------------------------
4                                             1997 Annual Report to Shareholders

====================================================================================================================================

Historical Performance -- Class Y Shares
====================================================================================================================================


                                   Net Asset Value
                              -------------------------
                              Beginning           End            Income         Capital Gain          Return            Total
Year Ended                     of Year          of Year         Dividends       Distributions        of Capital        Returns(1)
====================================================================================================================================

12/31/97                       $28.21            $26.72          $0.00             $0.00              $0.00            (5.28)%
------------------------------------------------------------------------------------------------------------------------------------

Inception*--12/31/96            28.99             28.21           0.00              0.28               0.36            (0.75)+
====================================================================================================================================

Total                                                            $0.00             $0.28              $0.36
====================================================================================================================================

====================================================================================================================================

Historical Performance -- Class Z Shares
====================================================================================================================================


                                   Net Asset Value
                              -------------------------
                              Beginning           End           Income         Capital Gain           Return            Total
Year Ended                     of Year          of Year         Dividends       Distributions        of Capital        Returns(1)
====================================================================================================================================

12/31/97                       $28.26            $26.76          $0.00             $0.00              $0.00            (5.31)%
------------------------------------------------------------------------------------------------------------------------------------

12/31/96                        30.46             28.26           0.00              0.28               0.36            (5.37)
------------------------------------------------------------------------------------------------------------------------------------

Inception*--12/31/95            26.49             30.46           0.00              0.76               0.00            17.95+
====================================================================================================================================

Total                                                            $0.00             $1.04              $0.36
====================================================================================================================================


It is the Fund's policy to distribute dividends and capital gains, if any, annually.

====================================================================================================================================

Average Annual Total Return
====================================================================================================================================


                                                                             Without Sales Charge(1)
                                           -----------------------------------------------------------------------------------------

                                           Class A             Class B              Class C              Class Y            Class Z
====================================================================================================================================


Year Ended 12/31/97                         (5.66)%             (6.38)%              (6.38)%             (5.28)%             (5.31)%

------------------------------------------------------------------------------------------------------------------------------------

Five Years Ended 12/31/97                   12.76               11.94                  N/A                 N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------

Ten Years Ended 12/31/97                      N/A               10.81                  N/A                 N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------

Inception* through 12/31/97                 14.38                9.34                 4.47               (3.16)               2.49
====================================================================================================================================


                                                                               With Sales Charge(2)
                                           -----------------------------------------------------------------------------------------

                                           Class A             Class B              Class C              Class Y            Class Z
====================================================================================================================================


Year Ended 12/31/97                        (10.38)%            (11.06)%              (7.31)%             (5.28)%             (5.31)%

------------------------------------------------------------------------------------------------------------------------------------

Five Years Ended 12/31/97                   11.62               11.81                  N/A                 N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------

Ten Years Ended 12/31/97                      N/A               10.81                  N/A                 N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------

Inception* through 12/31/97                 13.25                9.34                 4.47               (3.16)               2.49
====================================================================================================================================



--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                             5

================================================================================
Cumulative Total Return
================================================================================

                                                         Without Sales Charge(1)
================================================================================
Class A (Inception* through 12/31/97)                           99.58%
--------------------------------------------------------------------------------
Class B (12/31/87 through 12/31/97)                            179.14
--------------------------------------------------------------------------------
Class C (Inception* through 12/31/97)                           20.21
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/97)                           (5.99)
--------------------------------------------------------------------------------
Class Z (Inception* through 12/31/97)                            5.69
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B, C, Y and Z shares are November 6, 1992, December 13, 1982, October 18, 1993, January 31, 1996 and October 2, 1995, respectively.


--------------------------------------------------------------------------------
6                                             1997 Annual Report to Shareholders

================================================================================
Smith Barney Special Equities Fund at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class B Shares of the Smith Barney Special Equities Fund vs. the Standard & Poor's 500 Index and the Russell 2000 Index+

--------------------------------------------------------------------------------
                          December 1987 - December 1997

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL}


                 SB Special Equities       S&Ps 500             Russell 2000
                 -------------------       --------             ------------
Dec. 1987              $10,000              $10,000               $10,000
Dec. 1988              $10,760              $11,657               $12,501
Dec. 1989              $13,055              $15,344               $14,535
Dec. 1990              $ 9,885              $14,867               $11,703
Dec. 1991              $14,456              $19,388               $17,093
Dec. 1992              $15,880              $20,864               $20,239
Dec. 1003              $20,951              $22,961               $24,060
Dec. 1994              $19,636              $23,263               $23,621
Dec. 1995              $31,869              $31,995               $30,344
Dec. 1996              $29,816              $39,337               $35,349
Dec. 1997              $27,914              $52,460               $43,255

+ Hypothetical illustration of $10,000 invested in Class B shares on December 31, 1987, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1997. The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Figures for the index include reinvestment of dividends. The Russell 2000 Index is composed of the 2000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholders tax liability on dividends or capital gains.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

Industry Diversification of Common Stock*
--------------------------------------------
Broadcasting                            8.2%
Business Services                       3.8
Communications                          5.4
Compuer Services                        5.6
Entertainment & Leisure                 4.4
Gas & Oil Exploration                   8.4
Health Care                             7.6
Restaurant                              9.4
Retail                                 12.3
Electronics-
  Semiconductors/Components             7.9
Software                               14.7
Other                                  12.3

* As a percentage of total common stock.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Investment Breakdown**
---------------------------------------------
Repurchase Agreement                     3.2%
Common Stock and Warrant                96.8%

** As a percentage of total investments.


--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                             7

================================================================================================================
Schedule of Investments                                                                        December 31, 1997
================================================================================================================

    SHARES                            SECURITY                                                         VALUE
================================================================================================================
COMMON STOCK -- 96.8%

Broadcasting -- 7.9%
                400,000         Chancellor Media Corp.+                                             $ 29,850,000
                200,000         Univision Communications, Inc.+                                       13,962,500
----------------------------------------------------------------------------------------------------------------
                                                                                                      43,812,500
----------------------------------------------------------------------------------------------------------------
Business Services -- 3.7%
                200,000         Abacus Direct Corp.+                                                   8,200,000
                400,000         Select Appointments Holdings, PLC                                      7,300,000
                200,000         U.S. Rentals, Inc.+                                                    4,700,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      20,200,000
----------------------------------------------------------------------------------------------------------------
Chemicals -- 0.6%
                200,000         Agribiotech, Inc.+                                                     3,412,500
----------------------------------------------------------------------------------------------------------------
Commercial Services -- 2.8%
                225,000         Consolidation Capital Corp.+                                           4,570,313
                300,000         Corrections Corp. of America+                                         11,118,750
----------------------------------------------------------------------------------------------------------------
                                                                                                      15,689,063
----------------------------------------------------------------------------------------------------------------
Communications -- 5.3%
                300,000         Ciena Corp.+                                                          18,337,500
                400,000         Digital Microwave Corp.+                                               5,800,000
                150,000         Hybrid Networks, Inc.+                                                 1,668,750
                200,000         Metromedia Fiber Network, Inc.+                                        3,325,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      29,131,250
----------------------------------------------------------------------------------------------------------------
Computer Services -- 5.4%
                250,000         Ciber, Inc.+                                                          14,500,000
                200,000         Ingram Micro, Inc.+                                                    5,825,000
                500,000         Sykes Enterprises, Inc.+                                               9,750,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      30,075,000
----------------------------------------------------------------------------------------------------------------
Electronics-Semiconductors/Components -- 7.6%
                200,000         ANADIGICS, Inc.+                                                       6,025,000
                200,000         Cymer, Inc.+                                                           3,000,000
                200,000         Etec Systems, Inc.+                                                    9,300,000
                150,000         MMC Networks, Inc.+                                                    2,550,000
                400,000         Uniphase Corp.+                                                       16,550,000
                200,000         VLSI Technology, Inc.+                                                 4,725,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      42,150,000
----------------------------------------------------------------------------------------------------------------
Entertainment & Leisure -- 4.2%
                700,000         Callaway Golf Co.                                                     19,993,750
                210,000         USA Floral Products, Inc.+                                             3,307,500
----------------------------------------------------------------------------------------------------------------
                                                                                                      23,301,250
----------------------------------------------------------------------------------------------------------------
Financial Services -- 0.4%
                100,000         E*Trade Group, Inc.+                                                   2,300,000
----------------------------------------------------------------------------------------------------------------
Foods And Beverages -- 3.1%
                400,000         American Italian Pasta Co.+                                           10,000,000
                184,000         Beringer Wine Estates Holdings, Inc.+                                  6,992,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      16,992,000
----------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1997 Annual Report to Shareholders

================================================================================================================
Schedule of Investments (continued)                                                            December 31, 1997
================================================================================================================

    SHARES                            SECURITY                                                         VALUE
================================================================================================================
Gas & Oil Exploration -- 8.1%
                300,000         Bellweather Exploration Co.+                                        $  3,300,000
                150,000         Cliffs Drilling Co.+                                                   7,481,250
                450,000         Drill-Quip, Inc.+                                                     15,806,250
                200,000         Friede Goldman International, Inc.+                                    5,975,000
                300,000         Key Energy Group, Inc.+                                                6,506,250
                300,000         Vintage Petroleum, Inc.                                                5,700,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      44,768,750
----------------------------------------------------------------------------------------------------------------
Health Care -- 7.4%
                125,000         Arterial Vascular Engineering, Inc.+                                   8,125,000
                200,000         PharMerica, Inc.+                                                      2,075,000
                100,000         Renal Treatment Centers, Inc.+                                         3,612,500
                475,000         Safeskin Corp.+                                                       26,956,250
----------------------------------------------------------------------------------------------------------------
                                                                                                      40,768,750
----------------------------------------------------------------------------------------------------------------
Hotels/Motels -- 0.3%
                100,000         La Quinta Inns, Inc.                                                   1,931,250
----------------------------------------------------------------------------------------------------------------
Restaurant -- 9.2%
              1,500,000         Planet Hollywood International, Inc., Class A Shares+                 19,875,000
                800,000         Starbucks Corp.+                                                      30,700,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      50,575,000
----------------------------------------------------------------------------------------------------------------
Retail -- 11.9%
                200,000         Abercrombie & Fitch Co., Class A Shares+                               6,250,000
                150,000         Borders Group, Inc.+                                                   4,696,875
                350,000         Guitar Center, Inc.+                                                   8,050,000
                375,000         N2K, Inc.                                                              5,484,375
                200,000         Pacific Sunwear of California+                                         5,912,500
                625,000         Pier 1 Imports, Inc.                                                  14,140,625
                350,000         Ross Stores, Inc.                                                     12,731,250
                200,000         Williams-Sonoma, Inc.+                                                 8,375,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      65,640,625
----------------------------------------------------------------------------------------------------------------
Software -- 14.3%
                100,000         America Online, Inc.+                                                  8,918,750
                125,000         Applied Voice Technology, Inc.+                                        3,531,250
                100,000         Baan Co., NV+                                                          3,300,000
                200,000         Bea Systems, Inc.+                                                     3,462,500
                250,000         Concord Communications, Inc.+                                          5,187,500
                250,000         Filenet Corp.+                                                         7,531,250
                100,000         J.D. Edwards & Co.+                                                    2,950,000
                200,000         Legato Systems, Inc.+                                                  8,800,000
                100,000         Logility, Inc.+                                                          975,000
                400,000         Lycos, Inc.+                                                          16,550,000
                225,000         Manugistics Group, Inc.+                                              10,040,625
                500,000         SRS Labs, Inc.+                                                        3,718,750
                100,000         Transaction Systems Architects, Inc.+                                  3,800,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      78,765,625
----------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                             9

================================================================================================================
Schedule of Investments (continued)                                                            December 31, 1997
================================================================================================================

    SHARES                            SECURITY                                                         VALUE
================================================================================================================
Telecommunications Services -- 2.7%
                100,000         Teligent, Inc., Class A Shares+                                     $  2,462,500
                500,000         WinStar Communications, Inc.+                                         12,468,750
----------------------------------------------------------------------------------------------------------------
                                                                                                      14,931,250
----------------------------------------------------------------------------------------------------------------
Tobacco -- 1.9%
                500,000         General Cigar Holdings, Inc.+                                         10,656,250
----------------------------------------------------------------------------------------------------------------
                                TOTAL COMMON STOCK
                                (Cost -- $426,365,238)                                               535,101,063
================================================================================================================
WARRANT -- 0.0%
                    696         Jan Bell Marketing, Inc., Expire 12/16/98+
                                (Cost -- $0)                                                                   7
================================================================================================================
                FACE
               AMOUNT                 SECURITY                                                         VALUE
================================================================================================================
REPURCHASE AGREEMENT -- 3.2%
            $17,660,000         Chase Manhattan Bank, 5.900% due 1/2/98;
                                Proceeds at maturity -- $17,665,789; (Fully collateralized by
                                U.S. Treasury Notes, 5.625% due 12/31/02;
                                Market value -- $18,013,200)
                                (Cost -- $17,660,000)                                                 17,660,000
================================================================================================================
                                TOTAL INVESTMENTS -- 100%
                                (Cost -- $444,025,238*)                                             $552,761,070
================================================================================================================

+    Non-income producing security.
*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1997 Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities                            December 31, 1997
================================================================================

ASSETS:
     Investments, at value (Cost $444,025,238)                    $ 552,761,070
     Cash                                                                   505
     Receivable for securities sold                                  17,524,498
     Receivable for Fund shares sold                                    361,107
     Dividends and interest receivable                                   23,294
--------------------------------------------------------------------------------
     Total Assets                                                   570,670,474
--------------------------------------------------------------------------------
LIABILITIES:
     Payable for Fund shares purchased                                5,694,652
     Payable for securities purchased                                 3,950,967
     Investment advisory fees payable                                   263,548
     Administration fees payable                                         95,028
     Distribution fees payable                                           92,201
     Accrued expenses                                                    15,294
--------------------------------------------------------------------------------
     Total Liabilities                                               10,111,690
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 560,558,784
================================================================================
NET ASSETS:
     Par value of capital shares                                  $      21,482
     Capital paid in excess of par value                            502,428,867
     Accumulated net investment loss                                    (14,881)
     Accumulated net realized loss from security transactions       (50,612,516)
     Net unrealized appreciation of investments                     108,735,832
================================================================================
Total Net Assets                                                  $ 560,558,784
================================================================================
Shares Outstanding:
     Class A                                                          6,670,017
     --------------------------------------------------------------------------
     Class B                                                          9,563,395
     --------------------------------------------------------------------------
     Class C                                                            733,259
     --------------------------------------------------------------------------
     Class Y                                                          3,979,659
     --------------------------------------------------------------------------
     Class Z                                                            535,942
     --------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $26.52
     --------------------------------------------------------------------------
     Class B*                                                            $25.54
     --------------------------------------------------------------------------
     Class C**                                                           $25.54
     --------------------------------------------------------------------------
     Class Y (and redemption price)                                      $26.72
     --------------------------------------------------------------------------
     Class Z (and redemption price)                                      $26.76
     --------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
     (net asset value plus 5.26% of net asset value per share)           $27.92
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 2).


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                            11

================================================================================
Statement of Operations                                        December 31, 1997
================================================================================

INVESTMENT INCOME:
     Interest                                                   $     3,059,792
     Dividends                                                          518,075
     Less: Foreign Tax Withholding                                      (27,000)
--------------------------------------------------------------------------------
     Total Investment Income                                          3,550,867
--------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 2)                                       3,819,761
     Investment advisory fees (Note 2)                                3,748,595
     Administration fees (Note 2)                                     1,363,125
     Shareholder and system servicing fees                              633,922
     Registration fees                                                  140,000
     Shareholder communications                                         130,948
     Custody                                                             49,400
     Directors' fees                                                     49,200
     Audit and legal                                                     41,000
     Other                                                               24,787
--------------------------------------------------------------------------------
     Total Expenses                                                  10,000,738
--------------------------------------------------------------------------------
Net Investment Loss                                                  (6,449,871)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
     Realized Loss From Security Transactions
     (excluding short-term securities):
         Proceeds from sales                                      1,014,786,720
         Cost of securities sold                                  1,055,208,324
--------------------------------------------------------------------------------
     Net Realized Loss                                              (40,421,604)
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
         Beginning of year                                           99,765,533
         End of year                                                108,735,832
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                          8,970,299
--------------------------------------------------------------------------------
Net Loss on Investments                                             (31,451,305)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                          $   (37,901,176)
================================================================================


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1997 Annual Report to Shareholders

=====================================================================================================
Statements of Changes in Net Assets                                  For the Years Ended December 31,
=====================================================================================================

                                                                            1997            1996
=====================================================================================================
OPERATIONS:
     Net investment loss                                              $  (6,449,871)   $  (5,480,480)
     Net realized loss                                                  (40,421,604)      (9,712,090)
     Increase (decrease) in net unrealized appreciation                   8,970,299      (51,828,623)
-----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Operations                             (37,901,176)     (67,021,193)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gains                                                          --       (5,788,148)
     Capital                                                                     --       (7,183,275)
-----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
         Distributions to Shareholders                                           --      (12,971,423)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
     Net proceeds from sale of shares                                   582,676,285      668,556,473
     Net asset value of shares issued in connection
         with the transfer of net assets of the
         Smith Barney Telecommunications Growth Fund (Note 6)                    --      169,172,249
     Net asset value of shares issued for reinvestment of dividends              --       11,155,330
     Cost of shares reacquired                                         (716,903,253)    (381,382,713)
-----------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
         Fund Share Transactions                                       (134,226,968)     467,501,339
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                      (172,128,144)     387,508,723

NET ASSETS:
     Beginning of year                                                  732,686,928      345,178,205
-----------------------------------------------------------------------------------------------------
     End of year*                                                     $ 560,558,784    $ 732,686,928
=====================================================================================================
* Includes accumulated net investment loss of:                        $     (14,881)   $      (6,962)
=====================================================================================================


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                            13

================================================================================
Notes to Financial Statements
================================================================================

1.   Significant Accounting Policies

The Smith Barney Special Equities Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and four other separate investment portfolios: Smith Barney Government Securities Fund, Smith Barney Managed Growth Fund, Smith Barney Investment Grade Bond Fund and Concert Peachtree Growth Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method;
(g) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (h) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $6,441,952 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Portfolio pays MMC an investment advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1997, SB received sales charges of approximately $381,000 on sales of the Portfolio's Class A shares and brokerage commissions of $53,748.


--------------------------------------------------------------------------------
14                                            1997 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended December 31, 1997, CDSCs paid to SB were approximately:

                                   Class A         Class B        Class C
================================================================================
CDSCs                              $19,000       $1,514,000       $17,000
================================================================================

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended December 31, 1997, total Distribution Plan fees incurred were:

                                   Class A         Class B        Class C
================================================================================
Distribution Plan Fees            $512,879       $3,073,790      $233,092
================================================================================

All officers and one Director of the Fund are employees of SB.

3.   Investments

During the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                  $  909,369,221
--------------------------------------------------------------------------------
Sales                                                       1,014,786,720
================================================================================

At December 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                $141,583,251
Gross unrealized depreciation                                 (32,847,419)
--------------------------------------------------------------------------------
Net unrealized appreciation                                  $108,735,832
================================================================================

4.   Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5.   Capital Shares

At December 31, 1997, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At December 31, 1997, total paid-in capital amounted to the following for each class:

                                                                  Amount
================================================================================
Class A                                                        $122,666,265
--------------------------------------------------------------------------------
Class B                                                         223,214,521
--------------------------------------------------------------------------------
Class C                                                          21,286,358
--------------------------------------------------------------------------------
Class Y                                                         119,637,752
--------------------------------------------------------------------------------
Class Z                                                          15,645,453
================================================================================


--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                            15

================================================================================
Notes to Financial Statements (continued)
================================================================================

Transactions in shares of each class were as follows:

                                                                     Year Ended                                Year Ended
                                                                  December 31, 1997                        December 31, 1996*
                                                          -------------------------------           --------------------------------

                                                            Shares              Amount                Shares              Amount
====================================================================================================================================

Class A
Shares sold                                               16,896,856        $ 456,165,866           10,652,763        $ 327,836,971
Net asset value of shares issued in
    connection with the transfer of
    Smith Barney Telecommunications
    Growth Fund's net assets (Note 6)                             --                   --            1,866,112           58,089,434
Shares issued on reinvestment                                     --                   --              134,238            4,169,426
Shares redeemed                                          (18,672,368)        (507,105,631)          (9,442,083)        (289,227,515)

------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)                                   (1,775,512)       $ (50,939,765)           3,211,030        $ 100,868,316
====================================================================================================================================

Class B
Shares sold                                                1,840,814        $  48,152,441            6,525,207        $ 201,058,070
Net asset value of shares issued in
    connection with the transfer of
    Smith Barney Telecommunications
    Growth Fund's net assets (Note 6)                             --                   --            3,645,892          110,318,124
Shares issued on reinvestment                                     --                   --              202,395            6,108,286
Shares redeemed                                           (5,555,378)        (145,731,101)          (2,843,971)         (83,581,409)

------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)                                   (3,714,564)       $ (97,578,660)           7,529,523        $ 233,903,071
====================================================================================================================================

Class C
Shares sold                                                  295,802        $   7,645,773              888,975        $  27,449,605
Net asset value of shares issued in
    connection with the transfer of
    Smith Barney Telecommunications
    Growth Fund's net assets (Note 6)                             --                   --               25,273              764,691
Shares issued on reinvestment                                     --                   --               20,018              604,141
Shares redeemed                                             (533,187)         (13,995,758)            (280,031)          (8,245,131)

------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)                                     (237,385)       $  (6,349,985)             654,235        $  20,573,306
====================================================================================================================================

Class Y
Shares sold                                                2,450,057        $  65,702,742            3,329,725        $ 103,595,400
Shares issued on reinvestment                                     --                   --                   --                   --
Shares redeemed                                           (1,800,027)         (47,481,247)                 (96)              (3,030)

------------------------------------------------------------------------------------------------------------------------------------

Net Increase                                                 650,030        $  18,221,495            3,329,629        $ 103,592,370
====================================================================================================================================

Class Z
Shares sold                                                  181,226        $   5,009,463              274,522        $   8,616,427
Shares issued on reinvestment                                     --                   --                8,768              273,477
Shares redeemed                                              (93,713)          (2,589,516)             (10,978)            (325,628)

------------------------------------------------------------------------------------------------------------------------------------

Net Increase                                                  87,513        $   2,419,947              272,312        $   8,564,276
====================================================================================================================================


* For Class Y shares, transactions are for the period from January 31, 1996 (inception date) to December 31, 1996.


--------------------------------------------------------------------------------
16                                            1997 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

6.   Transfer of Net Assets

On October 18, 1996, the Portfolio acquired the assets and certain liabilities of the Smith Barney Telecommunications Trust -- Smith Barney Telecommunications Growth Fund ("SBTG"), pursuant to a plan of reorganization approved by SBTG shareholders on October 17, 1996. Total shares issued by the Portfolio and and the total net assets of SBTG and the Portfolio on the date of the transfer were as follows:

                      Shares             Total Net              Total Net
Acquired             Issued by           Assets of              Assets of
Fund               the Portfolio            SBTG              the Portfolio
================================================================================
SBTG                  5,537,278          $169,172,249         $631,093,322
================================================================================

The total net assets of SBTG before acquisition including unrealized appreciation of $21,668,848. The net assets of the Portfolio immediately after the transfer were $800,265,571. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7.   Capital Loss Carryforward

At December 31, 1997, the Portfolio had, for Federal income tax purposes, approximately $48,171,000 of capital loss carryforwards available to offset future realized gains. To the extent that these carryforward losses can be used to offset net realized capital gains, such gains, if any, will not be distributed.

The amounts and expiration of the carryforward losses are indicated below. Expiration occurs on December 31 of the year indicated:

                                          2004                 2005
================================================================================
Carryforward amounts                   $8,173,000           $39,998,000
================================================================================

8.   Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations. Fees earned by the Portfolio on securities lending are recorded as interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At December 31, 1997, the Portfolio had no securities on loan.


--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                            17

====================================================================================================================================

Financial Highlights
====================================================================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                        1997          1996(1)            1995            1994(1)           1993(1)
====================================================================================================================================

Net Asset Value, Beginning of Year                    $28.11          $30.44            $19.10          $20.23            $15.47
------------------------------------------------------------------------------------------------------------------------------------

Income (Loss) From Operations:
    Net investment loss                                (0.21)          (0.19)            (0.27)          (0.13)            (0.08)
    Net realized and unrealized gain (loss)            (1.38)          (1.50)            12.37           (1.00)             5.17
------------------------------------------------------------------------------------------------------------------------------------

Total Income (Loss) From Operations                    (1.59)          (1.69)            12.10           (1.13)             5.09
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
    Net realized gains                                    --           (0.28)            (0.76)             --             (0.33)
    Capital                                               --              --                --              --             (0.36)
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                       --           (0.64)            (0.76)             --             (0.33)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                          $26.52          $28.11            $30.44          $19.10            $20.23
Total Return                                           (5.66)%         (5.81)%           63.48%          (5.59)%           32.90%
Net Assets, End of Year (000s)                      $176,889        $237,435          $159,316        $101,052           $50,121
Ratios to Average Net Assets:
    Expenses                                            1.20%           1.17%             1.43%           1.49%             1.67%
    Net investment loss                                (0.67)          (0.61)            (1.05)          (0.94)            (0.46)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                  145%            118%              113%            123%              112%
------------------------------------------------------------------------------------------------------------------------------------

Average commissions per share
    paid on equity transactions (2)                    $0.06           $0.06             $0.06              --                --
------------------------------------------------------------------------------------------------------------------------------------


Class B Shares                                        1997            1996(1)           1995            1994(1)           1993(1)
====================================================================================================================================

Net Asset Value, Beginning of Year                    $27.28          $29.76            $18.82          $20.08            $15.47
------------------------------------------------------------------------------------------------------------------------------------

Income (Loss) From Operations:
    Net investment loss                                (0.45)          (0.41)            (0.37)          (0.27)            (0.20)
    Net realized and unrealized gain (loss)            (1.29)          (1.43)            12.07           (0.99)             5.14
------------------------------------------------------------------------------------------------------------------------------------

Total Income (Loss) From Operations                    (1.74)          (1.84)            11.70           (1.26)             4.94
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
    Net realized gains                                    --           (0.28)            (0.76)             --             (0.33)
    Capital                                               --           (0.36)               --              --                --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                       --           (0.64)            (0.76)             --             (0.33)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                          $25.54          $27.28            $29.76          $18.82            $20.08
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                           (6.38)%         (6.44)%           62.30%          (6.27)%           31.93%
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Year (000s)                      $244,258        $362,163          $171,081         $93,920          $138,401
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
    Expenses                                            1.94%           1.91%             2.04%           2.21%             2.34%
    Net investment loss                                (1.41)          (1.36)            (1.61)          (1.66)            (1.13)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                  145%            118%              113%            123%              112%
------------------------------------------------------------------------------------------------------------------------------------

Average commissions per share
    paid on equity transactions (2)                    $0.06           $0.06             $0.06              --                --
====================================================================================================================================


(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.


--------------------------------------------------------------------------------
18                                            1997 Annual Report to Shareholders

====================================================================================================================================

Financial Highlights (continued)
====================================================================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class C Shares                                              1997          1996(1)          1995          1994(1)        1993(1)(2)
====================================================================================================================================


Net Asset Value, Beginning of Year                          $27.28          $29.77          $18.82         $20.08         $22.62
------------------------------------------------------------------------------------------------------------------------------------

Income (Loss) From Operations:
    Net investment loss                                      (0.45)          (0.41)          (0.42)         (0.25)         (0.16)
    Net realized and unrealized gain (loss)                  (1.29)          (1.44)          12.13          (1.01)         (2.05)
------------------------------------------------------------------------------------------------------------------------------------

Total Income (Loss) From Operations                          (1.74)          (1.85)          11.71          (1.26)         (2.21)
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
    Net realized gains                                          --           (0.28)          (0.76)            --          (0.33)
    Capital                                                     --           (0.36)             --             --             --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                             --           (0.64)          (0.76)            --          (0.33)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                                $25.54          $27.28          $29.77         $18.82         $20.08
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                                 (6.38)%         (6.44)%         62.35%         (6.27)%        (9.77)%++

------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Year (000s)                             $18,730         $26,480          $9,417         $1,528           $185
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
    Expenses                                                  1.95%           1.90%           2.25%          2.15%          2.19%+
    Net investment loss                                      (1.42)          (1.34)          (1.79)         (1.60)         (0.98)+
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                        145%            118%            113%           123%           112%
------------------------------------------------------------------------------------------------------------------------------------

Average commissions per share
    paid on equity transactions (3)                          $0.06           $0.06           $0.06             --             --
====================================================================================================================================


(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)  For the period from October 18, 1993 (inception date) to December 31, 1993.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                            19

====================================================================================================================================

Financial Highlights (continued)
====================================================================================================================================

For a share of each class of capital stock outstanding throughout each year:

                                                               Class Y Shares                          Class Z Shares
                                                          ------------------------          ----------------------------------------

                                                            1997         1996(1)(2)          1997          1996(1)         1995(3)
====================================================================================================================================

Net Asset Value, Beginning of Year                          $28.21          $28.99           $28.26         $30.46         $26.49
------------------------------------------------------------------------------------------------------------------------------------

Income (Loss) From Operations:
    Net investment loss                                      (0.09)          (0.08)           (0.08)         (0.08)         (0.06)
    Net realized and unrealized gain (loss)                  (1.40)          (0.06)           (1.42)         (1.48)          4.79
------------------------------------------------------------------------------------------------------------------------------------

Total Income (Loss) From Operations                          (1.49)          (0.14)           (1.50)         (1.56)          4.73
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
    Net realized gains                                          --           (0.28)              --          (0.28)         (0.76)
    Capital                                                     --           (0.36)              --          (0.36)            --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                             --           (0.64)              --          (0.64)         (0.76)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                                $26.72          $28.21           $26.76         $28.26         $30.46
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                                 (5.28)%         (0.75)%++        (5.31)%        (5.37)%        17.95%++

------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Year (000s)                            $106,341         $93,938          $14,341        $12,671         $5,364
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
    Expenses                                                  0.80%           0.82%+           0.81%          0.80%          1.10%+
    Net investment loss                                      (0.27)          (0.29)+          (0.29)         (0.24)         (0.86)+
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                        145%            118%             145%           118%           113%
------------------------------------------------------------------------------------------------------------------------------------

Average commissions per share
    paid on equity transactions                              $0.06           $0.06            $0.06          $0.06          $0.06
====================================================================================================================================


(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)  For the period from January 31, 1996 (inception date) to December 31, 1996.
(3)  For the period from October 2, 1995 (inception date) to December 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
20                                            1997 Annual Report to Shareholders

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney Investment Funds Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Special Equities Fund of Smith Barney Investment Funds Inc. as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 1994, were audited by other auditors whose report thereon, dated February 10, 1995 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Special Equities Fund of Smith Barney Investment Funds Inc. as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.


                                              /s/ KPMG Peat Marwick LLP


New York, New York
February 10, 1998


--------------------------------------------------------------------------------
Smith Barney Special Equities Fund                                            21

Smith Barney
Special Equities Fund


Directors                               Investment Manager
Paul R. Ades                            Mutual Management Corp.
Herbert Barg
Dwight B. Crane
Frank G. Hubbard                        Distributor
Heath B. McLendon, Chairman             Smith Barney Inc.
Ken Miller
John F. White
Allen R. Johnson, Emeritus              Custodian
                                        PNC Bank, N.A.

Officers                                Shareholder Servicing Agent
Heath B. McLendon                       First Data Investor Services Group, Inc.
President and Chief Executive Officer   P.O. Box 9134
                                        Boston, MA 02205-9134
Lewis E. Daidone
Senior Vice President and Treasurer

George V. Novello                       This report is submitted for the general
Vice President and Investment Officer   information of shareholders of Smith
                                        Barney Special Equities Fund. It is not
Thomas M. Reynolds                      for distribution to prospective
Controller                              investors unless accompanied by an
                                        effective Prospectus for the Fund, which
Christina T. Sydor                      contains information concerning the
Secretary                               Fund's investment policies and expenses
                                        as well as other pertinent information.



                                        SMITH BARNEY
                                        ------------

                                               A Member of TraverlersGroup[LOGO]


                                        Smith Barney Special Equities Fund
                                        Smith Barney Mutual Funds
                                        388 Greenwich Street
                                        New York, New York 10013
                                        www.smithbarney.com


                                        FD0313 2/98

[GRAPHIC]


Concert
Peachtree
Growth Fund


[GRAPHIC]

-------------
ANNUAL REPORT
-------------

December 31, 1997


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(SM)

Concert Peachtree
Growth Fund
================================================================================

The Concert Peachtree Growth Fund ("Fund"), formerly known as Smith Barney Growth Opportunity Fund, seeks capital appreciation through investments in securities believed to have above-average potential for capital appreciation. The Fund invests primarily in the stocks of companies that are issued by small-capitalization companies, larger companies with established records of growth in sales or earnings and companies with new products, new services or new processes.

Concert Peachtree Growth Fund's
Average Annual Total Returns Ended
December 31, 1997

                                            Without Sales Charges*
                                 ----------------------------------------------
                                 Class A++          Class B++           Class C
===============================================================================
One-Year                             5.18%              4.40%              4.38%
-------------------------------------------------------------------------------
Since Inception+                    13.51              12.65              11.00
===============================================================================

                                            With Sales Charges**
                           -----------------------------------------------------
                           Class A++             Class B++              Class C
===============================================================================
One-Year                     (0.10)%               (0.60)%                 3.38%
-------------------------------------------------------------------------------
Since Inception+             11.22                 11.64                  11.00
===============================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
++ Performance calculations include the historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust, which was the predecessor fund, for the period from May 3, 1994 through June 30, 1995.
+ Inception date for Class A and B shares is July 3, 1995. Inception date for Class C shares is August 8, 1995.

================================================================================
FUND HIGHLIGHT
================================================================================

We manage the Fund's portfolio to reflect our investment philosophy and take advantage of opportunities resulting from recent market volatility. The market and economic environment we're operating in is influenced by uncertainty pertaining to instability in many Asian economies, a strong U.S. currency and questions surrounding the level of near-term earnings growth of U.S. companies. We think stock selection and active management will continue to be critical determinants of relative performance in 1998.

================================================================================
NASDAQ SYMBOL
================================================================================

           Class A                      CPGFA
           Class B                      CPGFB
           Class C                      CPGFC

================================================================================
WHAT'S INSIDE
================================================================================

Shareholder Letter .......................................................    1
An interview with Portfolio Manager
Dennis A. Johnson, CFA ...................................................    3
Historical Performance ...................................................    5
Concert Peachtree Growth Fund
at a Glance ..............................................................    7
Schedule of Investments ..................................................    8
Statement of Assets and Liabilities ......................................   11
Statement of Operations ..................................................   12
Statements of Changes in Net Assets ......................................   13
Notes to Financial Statements ............................................   14
Financial Highlights .....................................................   18
Independent Auditors' Report .............................................   22
Tax Information ..........................................................   23

================================================================================
Shareholder Letter
================================================================================


[PHOTO]                    [PHOTO]

HEATH B.                   DENNIS A.
MCLENDON                   JOHNSON, CFA

Chairman                   President and
                           Chief Investment Officer
                           Peachtree Asset
                           Management

Dear Shareholder:

We present the shareholder report for Concert Peachtree Growth Fund ("Fund") with tremendous pride, gratitude and a sense of responsibility. We promise to always conduct ourselves with a sense of urgency to achieve, and preferably exceed, your investment goals. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. In addition, an interview with Dennis A. Johnson, CFA, the Fund's portfolio manager, appears on page three.

Performance Update

For the year ended December 31, 1997, the Fund's Class A shares (without sales charge) had a return of 5.18% and underperformed versus the Russell 1000 Growth Index return of 30.49% and the Russell 2000 Index of 22.36% during the same period. However, as noted below, and as we informed you in the Fund's semi-annual report dated June 30, 1997, the Fund hired a new portfolio manager, Dennis A. Johnson, who assumed investment responsibility for the Concert Peachtree Growth Fund on August 1, 1997. Therefore, the Fund's one-year performance versus its benchmark is not truly reflective of the Fund's new investment manager or his investment approach.

Since portfolio manager Dennis Johnson assumed investment responsibility for the Fund on August 1, 1997, the total return of its Class A, B and C shares, without sales charges, were 0.38%+, 0.03%+ and 0.03%+, respectively, through December 31, 1997. In comparison, the total return for the same time period for the Russell 1000 Growth Index was 0.28%. (The Russell 1000 Growth Index contains those securities in the underlying indexes with a greater than average growth orientation and generally higher price-to-book and price-earnings ratios.)

We manage the Fund's portfolio to reflect our investment philosophy and take advantage of opportunities resulting from recent market volatility. The market and economic environment we are operating in is influenced by uncertainty pertaining to instability in many Asian economies, a strong U.S. currency and questions surrounding the level of near-term earnings growth of companies in the U.S. We think stock selection and active management will continue to be critical determinants of relative performance in 1998.

Currently, the Fund is overweighted in financials, consumer staple and consumer cyclical stocks. Our financial holdings are diverse and include regional banks, diversified financial services companies and insurance companies. We think the operating environment for these companies should remain favorable, which, when combined with continuing emphasis on cost control, should produce above-average earnings growth.

Consumer staple holdings in the Fund are eclectic, with exposure to soft drink bottling, household products, food and tobacco companies. Acquisitions, new product introductions, new markets and the positive effect from selling higher margin products should allow these types of companies to continue to deliver attractive gains in earnings per share which in turn should have a favorable effect on stock price performance. Finally, consumer cyclical holdings are concentrated in retail-oriented companies. Each company we own dominates its market, with strong representation in several segments of the market and is being driven by better management.


----------
+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                  1

Investment Strategy

History demonstrates that stock portfolios have significantly outperformed those composed of bonds and cash over the long term. In addition, stocks have often served as a primary hedge against inflation. Accordingly, our approach to investing centers around active management strategies to give our shareholders the earning power of a wide range of stocks. Our main investment goal is to deliver superior long-term performance. Our best investment results are usually achieved over a full market cycle.

As active, total return-oriented investment managers, another goal is to help investors preserve and grow their financial assets while controlling risk by achieving investment returns that outpace inflation and outperform the market average.

Our investment style is growth oriented. To enhance opportunities to earn above-average returns, we invest in companies with strong or improving fundamentals to support sustainable growth in earnings, and with reasonable market valuations.

Our highly disciplined active management approach is distinguished by our integration of quantitative and fundamental research, and our strict adherence to uniform buy-and-sell rules. We are not speculators or market timers. We add value through bottom-up portfolio construction based on a consistently applied strategy of company and credit analysis and active portfolio management. (A "bottom-up" approach to investing focuses on the potential outstanding performance of individual companies rather than considering the impact of major economic trends.)

Finally, we believe the single most important asset of the Fund is its people. Our senior managers are experienced professionals who are dedicated to achieving superior investment performance over the long term.

Market Outlook

Looking at the first half of 1998, earnings should be a key driver of stock prices both up and down. With so much caution about near-term earnings, companies that deliver consistent earnings growth should be rewarded with favorable relative performance. There could be a modest reduction in the number of companies that achieve this because of a cyclical deceleration in the growth rate for some companies, extremely difficult currency comparisons for firms doing a significant amount of business abroad and the impact of economic turmoil in some Asian economies.

We are optimistic about the Fund's future performance in 1998 because we are confident that our highly disciplined active management approach will deliver competitive returns to our shareholders over the long term. Thank you for investing with us. We intend to work diligently to earn your trust in the years to come.

Respectively submitted,


/s/ Heath B. McLendon      /s/ Dennis A. Johnson

Heath B. McLendon          Dennis A. Johnson, CFA
Chairman                   President and
                           Chief Investment Officer
                           Peachtree Asset
                           Management
January 20, 1998

================================================================================
Top Ten Holdings*                                        As of December 31, 1997
================================================================================

 1. Tyco International Ltd.                                                4.2%
------------------------------------------------------------------------------
 2. Crane Co.                                                              3.6
------------------------------------------------------------------------------
 3. Conseco, Inc.                                                          3.4
------------------------------------------------------------------------------
 4. Compaq Computer Corp.                                                  3.2
------------------------------------------------------------------------------
 5. TJX Cos., Inc                                                          3.1
------------------------------------------------------------------------------
 6. General Electric Co.                                                   3.1
------------------------------------------------------------------------------
 7. AT&T Corp.                                                             2.5
------------------------------------------------------------------------------
 8. Pepsico, Inc.                                                          2.5
------------------ -----------------------------------------------------------
 9. American International Group, Inc.                                     2.5
------------------------------------------------------------------------------
10. Centex Corp.                                                           2.5
------------------------------------------------------------------------------

*    As a percentage of total common stocks.

--------------------------------------------------------------------------------
2                                             1997 Annual Report to Shareholders

================================================================================
An Interview with Portfolio Manager
Dennis A. Johnson, CFA
================================================================================

Dennis A. Johnson, CFA, is the portfolio manager of Concert Peachtree Growth Fund and President and CIO of Peachtree Asset Management, a division of Mutual Management Corp., formerly known as Smith Barney Mutual Funds Management Inc. Prior to joining the firm, he was a Vice President and portfolio manager of Trusco Capital, an Assistant Director of Research at Capitoline Investment Services, Inc. and a Treasury Analyst at Blue Cross and Blue Shield of Virginia. Mr. Johnson has a B.S. degree in Economics from Virginia Military Institute and a M.S. in Finance from Virginia Commonwealth University. We recently had an opportunity to talk with Dennis about his investment management approach and how he tries to manage risk in the Concert Peachtree Growth Fund.

Dennis, could you describe your investment management style?

Dennis: We are active managers, which means that we do not buy and hold specific securities in the portfolio over the long term. We have specific criteria that we look for in every company that we invest in. As long as a holding meets our particular criteria, it will remain in the Fund's portfolio. When that criteria is no longer met, the security will be removed and replaced with one that meets our specific criteria. We are bottom-up managers who are fully invested. We attempt to identify stocks that we think should provide the best return to our shareholders over time, while at the same time trying to help minimize risk.

What impact, if any, has the crisis in Asia had on your investment management approach?

Dennis: It hasn't changed our approach to selecting stocks and managing the Fund's portfolio, but clearly it has created some near-term volatility in some of our holdings. However, specifically in the financial and technology sectors of the market, we are very comfortable with our current holdings. In fact, we are increasing exposure to both financial and technology companies based on our internal analysis of their earnings potential. We see very little risk to their earnings based on what's going on in Asia. We think the volatility that these companies are experiencing actually represent excellent investment opportunities.

Are you bullish on interest rates and therefore positive on the prospects for certain financial services companies?

Dennis: Our interest in the financial sector of the market really can be divided into three categories: banks (more specifically regional banks), diversified financial services companies and lastly, insurance companies. It's not the interest-rate environment that is affecting our positive view on these stocks, it's really a function of their businesses being generally good, specifically with respect to loan demand for the regional banks. In addition, all of these companies are really implementing good cost controls. Therefore any revenue growth that they are realizing is being enhanced by improving margins. All of this should ultimately translate into above-average earnings growth. Clearly, a decent interest-rate environment doesn't hurt, but that's not what's driving our interest in this area.

How do you minimize risk in the Fund's portfolio?

Dennis: We do a couple of things to help control risk in the Fund's portfolio and they all really involve diversification. First and foremost, we generally have about 40 to 50 stocks in the portfolio and to a certain degree we are reducing our risk by not having all of our holdings concentrated in five or ten companies. Second, we generally have exposure to all the major economic sectors of the market such as technology, energy, financials, health care, consumer staples, capital equipment and so on. Therefore, if you happen to be in an environment where a particular group is out of favor, the portfolio may be less vulnerable to the results of that specific sector because of our exposure to other areas of the market.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                  3

How do you determine when a stock may be suitable for the Fund?

Dennis: We have a two-step approach to determine when a stock is suitable. The first step is quantitative in nature. Again, we look for companies that fit a certain criteria based on earnings characteristics and valuations. Second, we perform extensive due diligence through fundamental research. We try to understand current business trends and attempt to quantify those factors that give us confidence that these positive business trends can continue. If a company has both a good quantitative profile as well as good underlying fundamentals, it will usually be purchased.

Dennis, what is your sell discipline?

Dennis: Three factors lead us to either eliminate or reduce our exposure to a particular stock. First, if a company no longer meets our quantitative analysis and that's confirmed by fundamental conditions, we will sell the holding. Second, we would reduce our exposure to a particular company if it becomes more than 5% of the portfolio. Again, this goes back to your earlier question of minimizing risk. We definitely want to have exposure to a company so that it can positively affect the portfolio but we do not want the Fund's portfolio's performance to be significantly influenced by one particular stock. So we have set 5% as a strict limit and when a stock exceeds that 5%, we will reduce it back to a more normal position (which for us is generally about 2% -- 3% of total Fund assets).

The third reason why we sell a stock is valuation. Again, we have very strict criteria that's quantitative in nature and that gives us the signal that the risk/reward for this stock on a valuation basis is currently unfavorable. Whenever a stock fits that particular profile quantitatively, we sell it automatically. It doesn't matter how long we've held the stock, what the company is, or what the environment is. We are extremely disciplined investors.

How many names do you typically own?

Dennis: As noted, we generally own about 40 to 50 names. What we are focused on is having the most attractive stocks in the portfolio at all times. So, 40 to 50 is not a magic number; it's just a reflection of the number of stocks we have held over time. We do not want to own a stock if it doesn't fit our process because it represents undue risk. More importantly, a stock is sold if it doesn't represent the type of reward that we want. On the other hand, we are not shy about owning as many good stocks as we can possibly find. Again, our goal is to generate good performance and minimize risk. Over time, that's been done in the past by owning roughly 40 to 50 names.

Dennis, thank you for spending some time with us today.


--------------------------------------------------------------------------------
4                                             1997 Annual Report to Shareholders

=================================================================================================================================
Historical Performance -- Class A Shares
=================================================================================================================================

                                                      Net Asset Value
                                                 ------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
=================================================================================================================================
12/31/97                                          $13.80           $13.41            $0.00             $1.07            5.18%
---------------------------------------------------------------------------------------------------------------------------------
12/31/96                                           14.31            13.80             0.11              2.26           13.96
---------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/95                             13.36            14.31             0.02              0.93           14.61+
=================================================================================================================================
  Total                                                                              $0.13             $4.26
=================================================================================================================================
=================================================================================================================================
Historical Performance -- Class B Shares
=================================================================================================================================

                                                      Net Asset Value
                                                 ------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
=================================================================================================================================
12/31/97                                          $13.74           $13.24            $0.00             $1.07            4.40%
---------------------------------------------------------------------------------------------------------------------------------
12/31/96                                           14.27            13.74             0.02              2.26           13.12
---------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/95                             13.36            14.27             0.00              0.93           14.15+
=================================================================================================================================
  Total                                                                              $0.02             $4.26
=================================================================================================================================
=================================================================================================================================
Historical Performance -- Class C Shares
=================================================================================================================================

                                                      Net Asset Value
                                                 ------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
=================================================================================================================================
12/31/97                                          $13.78           $13.28            $0.00             $1.07            4.38%
---------------------------------------------------------------------------------------------------------------------------------
12/31/96                                           14.29            13.78             0.02              2.26           13.24
---------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/95                             14.05            14.29             0.00              0.93            8.69+
=================================================================================================================================
  Total                                                                              $0.02             $4.26
=================================================================================================================================
=================================================================================================================================
Historical Performance -- Class Y Shares
=================================================================================================================================

                                                      Net Asset Value
                                                 -------------------------
                                                 Beginning           End             Income         Capital Gain        Total
Year Ended                                        of Year          of Year          Dividends       Distributions     Returns(1)
=================================================================================================================================
Inception*-- 12/31/97                             $14.86           $13.42            $0.00             $1.07           (2.25)%+
=================================================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                  5

====================================================================================================================================

Average Annual Total Return
====================================================================================================================================


                                                                                         Without Sales Charge(1)
                                                                       -------------------------------------------------------------

                                                                       Class A++        Class B++           Class C        Class Y
====================================================================================================================================

Year Ended 12/31/97                                                       5.18%             4.40%             4.38%          N/A
------------------------------------------------------------------------------------------------------------------------------------

Inception* through 12/31/97                                              13.51             12.65             11.00         (2.25)%+
====================================================================================================================================


                                                                                          With Sales Charge(2)
                                                                       -------------------------------------------------------------

                                                                       Class A++        Class B++           Class C        Class Y
====================================================================================================================================

Year Ended 12/31/97                                                      (0.10)%           (0.60)%            3.38%          N/A
------------------------------------------------------------------------------------------------------------------------------------

Inception* through 12/31/97                                              11.22             11.64             11.00         (2.25)%+
====================================================================================================================================


==========================================================================================================================
Cumulative Total Return
==========================================================================================================================

                                                                                                    Without Sales Charge(1)
===========================================================================================================================
Class A (May 3, 1994 through 12/31/97)++                                                                     58.64%
---------------------------------------------------------------------------------------------------------------------------
Class B (May 3, 1994 through 12/31/97)++                                                                     55.22
---------------------------------------------------------------------------------------------------------------------------
Class C (Inception* through 12/31/97)                                                                        28.47
---------------------------------------------------------------------------------------------------------------------------
Class Y (Inception* through 12/31/97)                                                                        (2.25)+
===========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B, C and Y shares are July 3, 1995, July 3, 1995, August 8, 1995 and October 15, 1997, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.
++ Performance calculations include the historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust, which was the predecessor fund, for the period from May 3, 1994 through June 30, 1995.


--------------------------------------------------------------------------------
6                                             1997 Annual Report to Shareholders

================================================================================
Concert Peachtree Growth Fund at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A Shares and Class B Shares of the Concert Peachtree Growth Fund vs. Russell 1000 Growth Index and Russell 2000 Index+
--------------------------------------------------------------------------------

                             May 1994--December 1997


 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]


                              Concert Peachtree                   Concert Peachtree
                                 Growth Fund                         Growth Fund                   Russell            Russell 2000
                              -- Class A Shares                   -- Class B Shares             1000 Growth++            Index++
                              -----------------                   -----------------             -------------         ------------
May  1994                           $ 9,448                           $10,000                      $10,000              $10,000
Dec. 1994                           $ 9,552                           $ 9,619                      $10,688              $10,027
Dec. 1995                           $12,506                           $12,744                      $14,663              $12,880
Dec. 1996                           $14,251                           $14,568                      $18,053              $15,005
Dec. 31, 1997                       $14,990                           $15,322                      $23,557              $18,361

+ Hypothetical illustration of $10,000 invested in Class A and B shares on May 3, 1994 (inception of Common Sense II Aggressive Opportunity Fund of the Common Sense Trust ("Common Sense") which was the predecessor Fund), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares and reinvestment of dividends and capital gain, if any, at net asset value through December 31, 1997. (Performance calculations include the historical return information related to Common Sense for the period from May 3, 1994 through June 30, 1995). The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Russell 1000 Growth Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with a greater-than -average growth orientation whose common stock is traded in the United States on either the New York Stock Exchange, American Stock Exchange or Nasdaq. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A and B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.
++ It is the opinion of management that the Russell 1000 Growth Index more accurately reflects the current composition of the Concert Peachtree Growth Fund than the Russell 2000 Index. In future reporting, the Russell 1000 Growth Index will be used as a basis of comparison of total return performance rather than the Russell 2000 Index.


  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Industry Diversification of Common Stocks*
---------------------------------------------

Banking                                 11.5%
Beverages                                4.8%
Computer Software & Hardware             5.4%
Consumer Products                        9.0%
Diversified Nanufacturing               10.9%
Electronics/ Semi-conductor              4.2%
Foods                                    5.5%
Insurance                               10.5%
Oil/Gas                                  4.1%
Retail/Miscellaneous                     6.9%
Telecommunications                       6.0%
Other                                   21.2%

*    As a percentage of total common stocks.

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Investment Breakdown**
--------------------------------------------

Repurchase Agreement                    3.7%
Common Stocks                          96.3%

**   As a percentage of total investments.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                  7

====================================================================================================================================

Schedule of Investments                                                                                            December 31, 1997

====================================================================================================================================


            SHARES                                                 SECURITY                                             VALUE
====================================================================================================================================

COMMON STOCKS -- 96.3%
Banking -- 11.1%
              85,000       Amsouth Bancorp.+                                                                           $ 4,616,563
              40,000       Comerica, Inc.                                                                                3,610,000
              79,500       First American Bank of Tennessee Corp.+                                                       3,955,125
             146,100       Hibernia Corp.                                                                                2,748,506
              84,000       MBNA Corp.                                                                                    2,294,250
              60,000       NationsBank Corp.+                                                                            3,648,750
              65,000       Southtrust Corp.                                                                              4,123,438
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        24,996,632
------------------------------------------------------------------------------------------------------------------------------------

Beverages -- 4.6%
             140,000       Coca-Cola Enterprises, Inc.+                                                                  4,978,750
             150,000       Pepsico, Inc.                                                                                 5,465,625
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        10,444,375
------------------------------------------------------------------------------------------------------------------------------------

Broadcasting Radio -- 1.8%
              52,000       Clear Channel Communications, Inc.*                                                           4,130,750
------------------------------------------------------------------------------------------------------------------------------------

Brokerage -- 0.6%
              36,000       A.G. Edwards & Sons, Inc.                                                                     1,431,000
------------------------------------------------------------------------------------------------------------------------------------

Computer Software & Hardware -- 5.2%
              98,000       Apple Computer, Inc.+*                                                                        1,286,250
             125,000       Compaq Computer Corp.                                                                         7,054,688
              27,000       Microsoft Corp.*                                                                              3,489,750
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        11,830,688
------------------------------------------------------------------------------------------------------------------------------------

Construction -- 2.4%
              84,700       Centex Corp.                                                                                  5,330,806
------------------------------------------------------------------------------------------------------------------------------------

Consumer Products -- 8.7%
              61,000       Clorox Co.                                                                                    4,822,813
              32,000       Colgate-Palmolive Co.                                                                         2,352,000
             140,000       Premark International, Inc.                                                                   4,060,000
              41,600       Procter & Gamble Co.                                                                          3,320,200
             119,000       Sunbeam Corp.+                                                                                5,012,875
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       19,567,888
------------------------------------------------------------------------------------------------------------------------------------

Diversified Manufacturing -- 10.5%
             183,000       Crane Co.                                                                                     7,937,625
              90,500       General Electric Co.                                                                          6,640,438
             203,000       Tyco International Ltd.                                                                       9,147,688
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        23,725,751
------------------------------------------------------------------------------------------------------------------------------------

Electronics/Semi-conductor -- 4.1%
              70,000       Applied Materials, Inc.*                                                                      2,108,750
              41,000       Philips Electronics NV                                                                        2,480,500
              36,000       Texas Instruments, Inc.                                                                       1,620,000
             128,000       VLSI Technology, Inc.*                                                                        3,024,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         9,233,250
------------------------------------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1997 Annual Report to Shareholders

====================================================================================================================================

Schedule of Investments (continued)                                                                                December 31, 1997

====================================================================================================================================


            SHARES                                                 SECURITY                                             VALUE
====================================================================================================================================

Energy Exploration -- 1.9%
              71,000       Coastal Corp.                                                                               $ 4,397,563
------------------------------------------------------------------------------------------------------------------------------------

Financial Services-- 2.3%
              59,000       American Express Co.                                                                          5,265,750
------------------------------------------------------------------------------------------------------------------------------------

Foods -- 5.3%
              77,000       Campbell Soup Co.                                                                             4,475,625
              66,000       HJ Heinz & Co.                                                                                3,353,625
              77,000       Quaker Oats Corp.                                                                             4,061,750
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        11,891,000
------------------------------------------------------------------------------------------------------------------------------------

Health Care -- 3.4%
              30,000       Bristol-Myer Squibb Co.                                                                       2,838,750
              80,000       Schering-Plough Corp.                                                                         4,970,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         7,808,750
------------------------------------------------------------------------------------------------------------------------------------

Industrial Instruments -- 1.9%
              92,500       Parker Hannifin Corp.                                                                         4,243,438
------------------------------------------------------------------------------------------------------------------------------------

Insurance -- 10.1%
              51,000       Allstate Corp.                                                                                4,634,625
              50,000       American International Group, Inc.                                                            5,437,500
             165,000       Conseco, Inc.*                                                                                7,497,188
             123,000       Torchmark Corp.                                                                               5,173,683
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        22,742,996
------------------------------------------------------------------------------------------------------------------------------------

Medical Information Systems -- 1.8%
              83,000       HBO & Co.                                                                                     3,984,000
------------------------------------------------------------------------------------------------------------------------------------

Oil/Gas -- 4.0%
              63,000       Exxon Corp.                                                                                   3,854,813
             122,000       Sun Cos., Inc.+                                                                               5,131,625
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         8,986,438
------------------------------------------------------------------------------------------------------------------------------------

Retail/Miscellaneous -- 6.7%
             157,000       CompUSA, Inc.                                                                                 4,867,000
              52,000       Dayton-Hudson Corp.                                                                           3,510,000
             195,000       TJX Cos., Inc.                                                                                6,703,125
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        15,080,125
------------------------------------------------------------------------------------------------------------------------------------

Telecommunications -- 5.8%
              90,000       AT&T Corp.                                                                                    5,512,500
              61,000       Lucent Technologies, Inc.                                                                     4,872,375
              50,000       Tellabs, Inc.+*                                                                               2,643,750
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        13,028,625
------------------------------------------------------------------------------------------------------------------------------------

Textile/Apparel -- 1.5%
              80,000       Jones Apparel Group, Inc.+*                                                                   3,440,000
------------------------------------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                  9

====================================================================================================================================

Schedule of Investments (continued)                                                                                December 31, 1997

====================================================================================================================================


            SHARES                                                 SECURITY                                             VALUE
====================================================================================================================================

Tobacco -- 1.0%
              50,000       Philip Morris Cos., Inc.                                                                    $ 2,265,625
------------------------------------------------------------------------------------------------------------------------------------

Wireless Equipment -- 1.6%
             342,000       Paging Network, Inc.*                                                                         3,676,500
====================================================================================================================================

                           TOTAL COMMON STOCKS
                           (Cost-- $211,761,578)                                                                       217,501,950
====================================================================================================================================


             FACE
            AMOUNT                                                 SECURITY                                             VALUE
====================================================================================================================================

REPURCHASE AGREEMENT -- 3.7%
          $8,350,000       Citibank, 6.350% due 1/2/98; Proceeds at maturity -- $8,352,946;
                           (Fully collateralized by U.S. Treasury Notes, 6.625% due 4/30/02;
                           Market value-- $8,704,875) (Cost-- $8,350,000)                                                8,350,000
====================================================================================================================================

                           TOTAL INVESTMENTS -- 100%
                           (Cost-- $220,111,578**)                                                                    $225,851,950
====================================================================================================================================


+    A portion of this security is on loan (See Note 6).
*    Non-income producing security.
**   Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1997 Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities                            December 31, 1997
================================================================================

ASSETS:
     Investments, at value (Cost-- $220,111,578)                  $ 225,851,950
     Cash                                                                   179
     Collateral for securities loaned (Note 6)                       22,556,278
     Receivable for Fund shares sold                                  2,139,647
     Dividends and interest receivable                                  315,979
-------------------------------------------------------------------------------
     Total Assets                                                   250,864,033
-------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities loaned (Note 6)                          22,556,278
     Payable for securities purchased                                 2,750,484
     Management fees payable                                            175,803
     Payable for Fund shares purchased                                   62,356
     Accrued expenses                                                   251,600
-------------------------------------------------------------------------------
     Total Liabilities                                               25,796,521
-------------------------------------------------------------------------------
Total Net Assets                                                  $ 225,067,512
===============================================================================
NET ASSETS:
     Par value of capital shares                                  $      16,823
     Capital paid in excess of par value                            220,393,614
     Accumulated net investment loss                                     (4,734)
     Accumulated net realized loss on security
        transactions and options                                     (1,078,563)
     Net unrealized appreciation of investments                       5,740,372
-------------------------------------------------------------------------------
Total Net Assets                                                  $ 225,067,512
===============================================================================
Shares Outstanding:
     Class A                                                          5,023,886
     --------------------------------------------------------------------------
     Class B                                                          3,185,557
     --------------------------------------------------------------------------
     Class C                                                             15,315
     --------------------------------------------------------------------------
     Class Y                                                          8,597,965
     --------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $13.41
     --------------------------------------------------------------------------
     Class B *                                                           $13.24
     --------------------------------------------------------------------------
     Class C **                                                          $13.28
     --------------------------------------------------------------------------
     Class Y (and redemption price)                                      $13.42
     --------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
     (net asset value plus 5.26% of net asset value per share)           $14.12
===============================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 11

================================================================================
Statement of Operations                     For the Year Ended December 31, 1997
================================================================================

INVESTMENT INCOME:
     Dividends                                                        $1,378,180
     Interest                                                            989,087
--------------------------------------------------------------------------------
     Total Investment Income                                           2,367,267
--------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                          1,262,626
     Distribution fees (Note 2)                                          600,529
     Shareholder and system servicing fees                               203,790
     Registration fees                                                   110,001
     Shareholder communications                                           91,199
     Audit and legal                                                      36,001
     Custody                                                              22,000
     Directors' fees                                                      18,001
     Other                                                                 6,113
--------------------------------------------------------------------------------
     Total Expenses                                                    2,350,260
--------------------------------------------------------------------------------
Net Investment Income                                                     17,007
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
OPTIONS (NOTES 3 AND 5):
     Realized Gain From:
        Security Transactions (excluding short-term securities)        7,157,384
        Options written                                                  172,387
--------------------------------------------------------------------------------
     Net Realized Gain                                                 7,329,771
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
        Beginning of year                                              5,156,379
        End of year                                                    5,740,372
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                             583,993
--------------------------------------------------------------------------------
Net Gain on Investments and Options                                    7,913,764
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                                $7,930,771
================================================================================


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1997 Annual Report to Shareholders

========================================================================================
Statements of Changes in Net Assets                     For the Years Ended December 31,
========================================================================================

                                                                 1997            1996
========================================================================================
OPERATIONS:
     Net investment income (loss)                         $      17,007    $    (210,289)
     Net realized gain                                        7,329,771       20,150,920
     Increase (decrease) in net unrealized appreciation         583,993       (6,581,661)
----------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                   7,930,771       13,358,970
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                         --           (641,248)
     Net realized gains                                     (11,559,383)     (15,974,305)
----------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                       (11,559,383)     (16,615,553)
----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                       133,291,179       22,596,576
     Net asset value of shares issued for reinvestment
        of dividends                                          8,286,604       16,598,514
     Cost of shares reacquired                              (28,383,356)     (10,903,217)
----------------------------------------------------------------------------------------
     Increase in Net Assets From
        Fund Share Transactions                             113,194,427       28,291,873
----------------------------------------------------------------------------------------
Increase in Net Assets                                      109,565,815       25,035,290
NET ASSETS:
     Beginning of year                                      115,501,697       90,466,407
----------------------------------------------------------------------------------------
     End of year*                                         $ 225,067,512    $ 115,501,697
========================================================================================
* Includes accumulated net investment loss of:                  $(4,734)       $(915,530)
========================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 13

================================================================================
Notes to Financial Statements
================================================================================

1.   Significant Accounting Policies

The Concert Peachtree Growth Fund ("Portfolio"), formerly known as Smith Barney Growth Opportunity Fund, a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and four other separate investment portfolios: Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Managed Growth Fund and Smith Barney Government Securities Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(e) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) gains or losses on the sale of securities are calculated using the specific identification method; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(i) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (j) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.   Management Agreement and Other Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager of the Fund. The Portfolio pays MMC a management fee calculated at an annual rate of 1.00% of the average daily net assets. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
14                                            1997 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1997, SB received sales charges of approximately $4,000 on sales of the Portfolio's Class A shares and brokerage commissions of $20,784.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 1.00% per year until no CSDC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended December 31, 1997, CDSCs paid to SB for Class B shares were approximately $3,000.

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended December 31, 1997, total Distribution Plan fees incurred by the Portfolio were:

                             Class A           Class B            Class C
================================================================================
Distribution Plan fees      $175,590          $423,160            $1,779
================================================================================

All officers and one Director of the Fund are employees of SB.

3.   Investments

During the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $348,383,153
--------------------------------------------------------------------------------
Sales                                                                249,154,702
================================================================================

At December 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                       $14,593,129
Gross unrealized depreciation                                        (8,852,757)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $5,740,372
===============================================================================

4.   Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5.   Option Contracts

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At December 31, 1997, the Portfolio had no purchased put or call options.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 15

================================================================================
Notes to Financial Statements (continued)
================================================================================

When a Portfolio writes a covered call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When a written index option is exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

The following covered call option transactions occurred during the year ended December 31, 1997:

                                                             Number of
                                                             Contracts     Premium
==================================================================================
Options written, outstanding at December 31, 1996                 0    $       0
Options written during the year ended December 31, 1997       1,360      330,158
Options cancelled in closing purchase transactions             (758)    (146,770)
Options expired                                                (602)    (183,388)
----------------------------------------------------------------------------------
Options written, outstanding at December 31, 1997                 0    $       0
==================================================================================

6.   Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations. Fees earned by the Portfolio on securities lending are recorded as interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At December 31, 1997, the Portfolio loaned common stocks having a value of approximately $21,753,970 and holds the following collateral for loaned securities:

Security Description                                                    Value
================================================================================
Bank of Tokyo Time Deposit, 10.000% due 1/2/98                       $ 1,384,840
Goldman, Sachs & Co. Repurchase Agreement, 6.800% due 1/2/98          13,777,594
Instituto Bancario San Paolo Time Deposit, 7.000% due 1/2/98           3,877,552
Keycorp Time Deposit, 4.000% due 1/2/98                                  885,096
Merrill Lynch Repurchase Agreement, 7.000% due 1/2/98                  2,631,196
--------------------------------------------------------------------------------
Total                                                                $22,556,278
================================================================================


--------------------------------------------------------------------------------
16                                            1997 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

7.   Capital Shares

At December 31, 1997, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At December 31, 1997, total paid-in capital amounted to the following for each class:

                                                Class A                 Class B                 Class C              Class Y
================================================================================================================================
Total Paid-in Capital                          $62,931,636             $41,060,696             $214,630           $116,203,475
================================================================================================================================

Transactions in shares of each class were as follows:

                                             Year Ended                        Year Ended
                                          December 31, 1997                December 31, 1996
                                   ----------------------------       --------------------------
                                      Shares          Amount            Shares          Amount
================================================================================================
Class A
Shares sold                           823,568      $11,212,798          919,099      $13,273,879
Shares issued on reinvestment         392,203        5,090,795          789,890       10,459,184
Shares redeemed                    (1,422,997)     (19,747,407)        (510,041)      (7,322,036)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)              (207,226)     $(3,443,814)       1,198,948      $16,411,027
================================================================================================
Class B
Shares sold                           412,466       $5,613,217          626,244       $9,084,836
Shares issued on reinvestment         248,022        3,182,124          463,511        6,114,715
Shares redeemed                      (615,046)      (8,397,187)        (239,986)      (3,410,585)
------------------------------------------------------------------------------------------------
Net Increase                           45,442         $398,154          849,769      $11,788,966
================================================================================================
Class C
Shares sold                             6,939          $94,859           16,080         $237,861
Shares issued on reinvestment           1,063           13,685            1,860           24,615
Shares redeemed                        (5,306)         (71,932)         (11,481)        (170,596)
------------------------------------------------------------------------------------------------
Net Increase                            2,696          $36,612            6,459          $91,880
================================================================================================
Class Y*
Shares sold                         8,609,967     $116,370,305               --               --
Shares issued on reinvestment              --               --               --               --
Shares redeemed                       (12,002)        (166,830)              --               --
------------------------------------------------------------------------------------------------
Net Increase                        8,597,965     $116,203,475               --               --
================================================================================================

*    For the period from October 15, 1997 (inception date) to December 31, 1997.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 17

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                              1997           1996           1995(1)
=================================================================================
Net Asset Value, Beginning of Year    $    13.80     $    14.31     $    13.36
---------------------------------------------------------------------------------
Income From Operations:
   Net investment income                    0.03           0.01           0.03
   Net realized and unrealized gain         0.65           1.85           1.87
---------------------------------------------------------------------------------
Total Income From Operations                0.68           1.86           1.90
---------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                      --          (0.11)         (0.02)
   Net realized gains                      (1.07)         (2.26)         (0.93)
---------------------------------------------------------------------------------
Total Distributions                        (1.07)         (2.37)         (0.95)
---------------------------------------------------------------------------------
Net Asset Value, End of Year          $    13.41     $    13.80     $    14.31
---------------------------------------------------------------------------------
Total Return                                5.18%         13.96%         14.61%++
---------------------------------------------------------------------------------
Net Assets, End of Year (000s)        $   67,349     $   72,180     $   57,693
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                 1.67%          1.78%          1.72%+
   Net investment income                    0.22           0.13           0.46+
---------------------------------------------------------------------------------
Portfolio Turnover Rate                      227%           183%            51%
---------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions        $     0.05     $     0.06     $     0.06
=================================================================================

(1)  For the period from July 3, 1995 (inception date) to December 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
18                                            1997 Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class B Shares                              1997           1996           1995(1)
=================================================================================
Net Asset Value, Beginning of Year        $13.74         $14.27         $13.36
---------------------------------------------------------------------------------
Income From Operations:
   Net investment loss                     (0.07)         (0.09)         (0.02)
   Net realized and unrealized gain         0.64           1.84           1.86
------------------------------------------------------------------------------
Total Income From Operations                0.57           1.75           1.84
---------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                      --          (0.02)            --
   Net realized gains                      (1.07)         (2.26)         (0.93)
------------------------------------------------------------------------------
Total Distributions                        (1.07)         (2.28)         (0.93)
---------------------------------------------------------------------------------
Net Asset Value, End of Year              $13.24         $13.74         $14.27
---------------------------------------------------------------------------------
Total Return                                4.40%         13.12%         14.15%++
---------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $42,172        $43,148        $32,685
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                 2.42%          2.53%          2.46%+
   Net investment loss                     (0.53)         (0.63)         (0.27)+
---------------------------------------------------------------------------------
Portfolio Turnover Rate                      227%           183%            51%
---------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions             $0.05          $0.06          $0.06
=================================================================================

(1)  For the period from July 3, 1995 (inception date) to December 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 19

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class C Shares                                1997         1996         1995(1)
================================================================================
Net Asset Value, Beginning of Year          $13.78       $14.29       $14.05
--------------------------------------------------------------------------------
Income From Operations:
   Net investment income (loss)              (0.05)       (0.08)        0.01
   Net realized and unrealized gain           0.62         1.85         1.16
--------------------------------------------------------------------------------
Total Income From Operations                  0.57         1.77         1.17
--------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        --        (0.02)          --
   Net realized gains                        (1.07)       (2.26)       (0.93)
--------------------------------------------------------------------------------
Total Distributions                          (1.07)       (2.28)       (0.93)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                $13.28       $13.78       $14.29
--------------------------------------------------------------------------------
Total Return                                  4.38%       13.24%        8.69%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $203         $174          $88
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                   2.41%        2.40%        2.29%+
   Net investment income (loss)              (0.53)       (0.48)        0.13+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                        227%         183%          51%
--------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions               $0.05        $0.06        $0.06
================================================================================

(1)  For the period from August 8, 1995 (inception date) to December 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
20                                            1997 Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class Y Shares                                                          1997(1)
================================================================================
Net Asset Value, Beginning of Year                                    $14.86
--------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                                0.01
   Net realized and unrealized loss                                    (0.38)
--------------------------------------------------------------------------------
Total Loss From Operations                                             (0.37)
--------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                                  (1.07)
--------------------------------------------------------------------------------
Total Distributions                                                    (1.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                                          $13.42
--------------------------------------------------------------------------------
Total Return                                                           (2.25)%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                      $115,343
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                             1.10%+
   Net investment income                                                0.62+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                  227%
--------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions                                         $0.05
================================================================================

(1)  For the period from October 15, 1997 (inception date) to December 31, 1997.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 21

================================================================================
Independent Auditors' Report
================================================================================

To the Shareholders and Board of Directors of Smith Barney Investment Funds Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Concert Peachtree Growth Fund of Smith Barney Investment Funds Inc. as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and the period from July 3, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Concert Peachtree Growth Fund of Smith Barney Investment Funds Inc. as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the period from July 3, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.


                                                     /s/ KPMG PEAT MARWICK LLP

New York, New York
February 10, 1998


--------------------------------------------------------------------------------
22                                            1997 Annual Report to Shareholders

================================================================================
Tax Information (unaudited)
================================================================================

The Taxpayer Relief Act of 1997 enacted differing rates of tax on various long-term capital gain transactions. As a result, for federal tax purposes, the Portfolio hereby designates for the fiscal year ended December 31, 1997:

     o    Total long-term capital gain distributions paid of $3,997,170:

          o    $3,467,097 are considered "28 percent rate gains".

          o    $530,073 are considered "20 percent rate gains".



--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 23

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

Concert Peachtree                       Investment Manager
Growth Fund                             Mutual Management Corp.

Directors                               Distributor
Paul R. Ades                            Smith Barney Inc.
Herbert Barg                            PFS Distributor, Inc.
Dwight B. Crane
Frank J. Hubbard                        Custodian
Heath B. McLendon, Chairman             PNC Bank, N.A.
Ken Miller
John F. White
                                        Shareholder Servicing Agent
Officers                                First Data Investor Services Group, Inc.
Heath B. McLendon                       P.O. Box 9134
President and                           Boston, MA 02205-9134
Chief Executive Officer

Lewis E. Daidone                        This report is submitted for the general
Senior Vice President                   information of shareholders of Concert
and Treasurer                           Peachtree Growth Fund. It is not for
                                        distribution to prospective investors
Dennis A. Johnson                       unless accompanied by an effective
President and                           Prospectus for the Fund, which contains
Chief Investment Officer                information concerning the Fund's
Peachtree Asset Management              investment policies and expenses as well
                                        as other pertinent information.
Thomas M. Reynolds
Controller
                                        SMITH BARNEY
Christina T. Sydor                      ------------
Secretary
                                             A Member of TraverlersGroup[LOGO]

                                        Concert Peachtree
                                        Growth Fund

                                        388 Greenwich Street
                                        New York, New York 10013
                                        www.smithbarney.com


                                        FD01071 2/98